UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 88.6% of Net Assets
NON-CONVERTIBLE BONDS – 84.6%
ABS Credit Card – 0.6%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$113,710,000	$74,236,654
MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 9/19/2012	EUR	300,000	402,453

			74,639,107

Aerospace & Defense – 0.1%
Bombardier, Inc., 6.300%, 5/01/2014, 144A		1,590,000	1,307,775
Bombardier, Inc., 6.750%, 5/01/2012, 144A		200,000	177,500
Bombardier, Inc., 7.350%, 12/22/2026	CAD	6,785,000	4,122,114
Bombardier, Inc., 7.450%, 5/01/2034, 144A		13,464,000	8,549,640

			14,157,029

Airlines – 1.3%
American Airlines, Inc., Series 1999-1, 7.324%, 4/15/2011		1,255,000	1,054,200
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		1,522,568	913,541
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018		4,609,946	3,134,763
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018		7,335,827	5,135,079
Continental Airlines, Inc., Series 1999-1B, 6.795%, 2/02/2020		4,220,894	2,490,328
Continental Airlines, Inc., Series 1999-1C, 6.954%, 2/02/2011		3,810,053	3,352,846
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021		4,429,169	2,878,960
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		7,001,380	4,340,855
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		3,533,598	2,049,487
Continental Airlines, Inc., Series 96-A, Class B, 6.940%, 4/15/2015		271,410	223,913
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016		7,542,014	5,203,990
Continental Airlines, Inc., Series A, 5.983%, 4/19/2022		17,701,000	11,859,670
Continental Airlines, Inc., Series B, 6.903%, 4/19/2022		23,877,000	11,699,730
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		2,337,340	1,478,367
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		5,753,706	2,905,622
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		44,560,173	25,399,298
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017		37,035,000	18,517,500
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	1,836,262
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	40,454,102
United Air Lines, Inc., 6.636%, 1/02/2024		26,136,569	15,289,893

			160,218,406

Automotive – 1.7%
Cummins, Inc., 6.750%, 2/15/2027		2,547,000	1,911,417
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	2,332,860
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	9,800,000	9,535,737

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Automotive – continued
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	6,550,000	$6,191,279
Ford Motor Co., 6.375%, 2/01/2029		1,195,000	262,900
Ford Motor Co., 6.500%, 8/01/2018		2,240,000	537,600
Ford Motor Co., 6.625%, 2/15/2028		500,000	110,000
Ford Motor Co., 6.625%, 10/01/2028		62,410,000	13,730,200
Ford Motor Co., 7.125%, 11/15/2025		1,940,000	455,900
Ford Motor Co., 7.450%, 7/16/2031		114,720,000	32,121,600
Ford Motor Co., 7.500%, 8/01/2026		795,000	186,825
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		66,163,000	56,227,302
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,455,000	9,296,423
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		18,760,000	13,704,349
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		500,000	439,111
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		1,320,000	1,056,238
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		18,970,000	12,356,432
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		29,945,000	22,669,203
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		2,150,000	1,719,987
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	12,200,000	10,514,332
General Motors Corp., 7.250%, 7/03/2013	EUR	2,805,000	779,818
General Motors Corp., 7.400%, 9/01/2025		9,790,000	1,468,500
General Motors Corp., 8.250%, 7/15/2023		73,625,000	11,043,750
General Motors Corp., 8.375%, 7/15/2033		3,445,000	559,812
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		6,041,000	3,020,500

			212,232,075

Banking – 4.1%
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	29,545,825
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,370,000,000	31,106,036
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	2,816,000,000	79,387,234
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	39,221,578
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	247,000,000	6,948,384
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	273,109,870,000	15,717,598
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		7,620,000	6,812,912
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		3,865,000	3,480,931
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		12,345,000	6,482,508
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	241,667,000	83,137,075
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	248,433,920,000	13,780,105
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	699,525,000,000	38,801,176
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	599,419,948,640	25,230,631
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	152,206,784,000	9,976,526
Kaupthing Bank, Zero Coupon Bond, 1/15/2010, 144A(c)		3,635,000	254,450
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(c)		52,942,000	3,705,940
Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(c)		13,245,000	927,150
Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010	ISK	95,000,000	559,002

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Morgan Stanley, 5.375%, 10/15/2015		$800,000	$688,646
Morgan Stanley, 6.750%, 4/15/2011		310,000	305,017
Morgan Stanley, EMTN, 5.450%, 1/09/2017		295,000	243,163
Morgan Stanley, MTN, 6.250%, 8/09/2026		800,000	650,590
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		1,495,000	1,240,822
Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018		19,818,000	17,386,133
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	4,660,000,000	26,900,405
Rabobank Nederland, EMTN, 12.500%, 2/17/2009	ISK	1,330,000,000	7,815,729
Rabobank Nederland, EMTN, 14.000%, 1/28/2009, 144A	ISK	9,244,000,000	54,897,255

			505,202,821

Brokerage – 0.6%
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		3,260,000	2,985,974
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015		1,445,000	1,390,233
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		3,160,000	3,283,802
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018		18,735,000	20,530,862
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(c)		117,630,000	11,763
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(c)		8,005,000	801
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		8,610,000	7,739,744
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,000,000	34,519,726
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	4,887,000	4,311,286

			74,774,191

Building Materials – 0.7%
Owens Corning, Inc., 6.500%, 12/01/2016		24,725,000	17,906,018
Owens Corning, Inc., 7.000%, 12/01/2036		50,335,000	33,006,723
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)(d)		6,265,000	1,503,600
USG Corp., 6.300%, 11/15/2016		34,370,000	21,051,625
USG Corp., 7.750%, 1/15/2018		17,605,000	11,135,163

			84,603,129

Chemicals – 0.3%
Borden, Inc., 7.875%, 2/15/2023		29,454,000	3,534,480
Borden, Inc., 8.375%, 4/15/2016		2,886,000	288,600
Borden, Inc., 9.200%, 3/15/2021		11,255,000	1,688,250
Georgia Gulf Corp., 10.750%, 10/15/2016		960,000	230,400
Hercules, Inc., 6.500%, 6/30/2029(b)		19,619,000	10,398,070
Methanex Corp., 6.000%, 8/15/2015		10,555,000	6,926,666
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,000,000	7,087,500
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		9,095,000	6,730,300

			36,884,266

Construction Machinery – 0.3%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		3,590,000	2,768,788
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	1,396,151
Toro Co., 6.625%, 5/01/2037(b)		27,030,000	16,218,000
United Rentals North America, Inc., 7.000%, 2/15/2014		26,139,000	15,944,790
United Rentals North America, Inc., 7.750%, 11/15/2013		2,335,000	1,517,750

			37,845,479

Consumer Cyclical Services – 1.0%
Western Union Co., 6.200%, 11/17/2036		154,180,000	119,468,686

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Containers & Packaging – 0.0%
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,500,000	$2,710,596

Distributors – 0.0%
ONEOK, Inc., 6.000%, 6/15/2035		3,805,000	2,607,540

Electric – 3.9%
AES Corp. (The), 7.750%, 3/01/2014		4,875,000	4,290,000
AES Corp. (The), 8.375%, 3/01/2011	GBP	1,990,000	2,575,011
Bruce Mansfield Unit, 6.850%, 6/01/2034(b)		95,735,000	76,115,069
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		64,200,000	49,658,251
Commonwealth Edison Co., 4.750%, 12/01/2011(b)		268,000	260,852
Dominion Resources, Inc., 5.950%, 6/15/2035		5,980,000	5,109,527
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	3,229,950
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	5,739,975
Dynegy Holdings, Inc., 7.750%, 6/01/2019		1,504,000	1,037,760
Dynegy Holdings, Inc., 8.375%, 5/01/2016		2,000,000	1,420,000
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	17,980,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		11,581,000	12,403,552
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,274,744
Illinois Power Co., 6.250%, 4/01/2018		3,105,000	2,773,072
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	24,278,885
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	34,689,276
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036		6,540,000	6,081,167
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037		54,485,000	53,185,260
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027		23,775,000	10,223,250
Nisource Finance Corp., 5.400%, 7/15/2014		525,000	359,235
Nisource Finance Corp., 6.400%, 3/15/2018		56,830,000	35,466,296
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		1,764,592	1,728,559
Quezon Power Philippines Co., 8.860%, 6/15/2017		5,827,500	4,662,000
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		1,382,006	1,370,660
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		213,911	181,551
Southern California Edison Co., 7.625%, 1/15/2010		2,000,000	2,046,478
SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010	SGD	1,000,000	715,320
Texas-New Mexico Power Co., 6.250%, 1/15/2009		1,000,000	996,487
Toledo Edison Co., 6.150%, 5/15/2037		13,195,000	10,611,445
TXU Corp., Series P, 5.550%, 11/15/2014		62,401,000	29,155,494
TXU Corp., Series Q, 6.500%, 11/15/2024		139,336,000	49,295,405
TXU Corp., Series R, 6.550%, 11/15/2034		8,266,000	2,790,536
White Pine Hydro LLC, 6.310%, 7/10/2017(b)		9,175,000	8,373,270
White Pine Hydro LLC, 6.960%, 7/10/2037(b)		14,695,000	14,019,677
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)		5,000,000	4,585,860

			481,683,874

Entertainment – 0.4%
Six Flags, Inc., 9.625%, 6/01/2014		12,705,000	1,905,750
Six Flags, Inc., 9.750%, 4/15/2013		2,360,000	336,300
Viacom, Inc., Class B, 6.875%, 4/30/2036		55,225,000	43,643,047

			45,885,097

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Food & Beverage – 1.2%
Aramark Services, Inc., 5.000%, 6/01/2012		$2,115,000	$1,649,700
Corn Products International, Inc., 6.625%, 4/15/2037		31,590,000	26,900,812
Dole Food Co., Inc., 8.625%, 5/01/2009		6,900,000	6,244,500
Kraft Foods, Inc., 6.500%, 8/11/2017		42,568,000	42,786,885
Kraft Foods, Inc., 6.500%, 11/01/2031		14,990,000	14,386,892
Kraft Foods, Inc., 7.000%, 8/11/2037		36,870,000	37,416,708
Sara Lee Corp., 6.125%, 11/01/2032		18,615,000	15,295,499

			144,680,996

Foreign Local Governments – 0.1%
Ontario Hydro, Zero Coupon Bond, 11/27/2020	CAD	1,507,000	683,430
Province of Alberta, 5.930%, 9/16/2016	CAD	18,123,482	16,525,033

			17,208,463

Government Owned - No Guarantee – 0.1%
DP World Ltd., 6.850%, 7/02/2037, 144A		20,585,000	10,602,675

Government Sponsored – 0.3%
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	60,170,000	41,350,368

Health Insurance – 0.1%
CIGNA Corp., 6.150%, 11/15/2036		20,530,000	15,621,297

Healthcare – 5.3%
Boston Scientific Corp., 5.450%, 6/15/2014		3,710,000	3,153,500
Boston Scientific Corp., 6.400%, 6/15/2016		14,305,000	12,230,775
Boston Scientific Corp., 7.000%, 11/15/2035		22,132,000	16,377,680
HCA, Inc., 5.750%, 3/15/2014		12,995,000	7,861,975
HCA, Inc., 6.250%, 2/15/2013		7,795,000	4,871,875
HCA, Inc., 6.300%, 10/01/2012		2,500,000	1,762,500
HCA, Inc., 6.375%, 1/15/2015		17,365,000	10,592,650
HCA, Inc., 6.500%, 2/15/2016		63,515,000	39,061,725
HCA, Inc., 6.750%, 7/15/2013		3,040,000	1,915,200
HCA, Inc., 7.050%, 12/01/2027		26,685,000	11,282,151
HCA, Inc., 7.190%, 11/15/2015		19,440,000	10,767,485
HCA, Inc., 7.500%, 12/15/2023		24,325,000	11,424,261
HCA, Inc., 7.500%, 11/06/2033		19,830,000	9,220,950
HCA, Inc., 7.690%, 6/15/2025		65,753,000	28,931,320
HCA, Inc., 8.360%, 4/15/2024		38,219,000	17,580,740
HCA, Inc., MTN, 7.580%, 9/15/2025		18,003,000	8,316,324
HCA, Inc., MTN, 7.750%, 7/15/2036		11,606,000	5,145,961
Hospira, Inc., 6.050%, 3/30/2017		15,175,000	12,325,408
Medco Health Solutions, Inc., 7.125%, 3/15/2018		250,270,000	231,273,005
Owens & Minor, Inc., 6.350%, 4/15/2016(b)		4,710,000	3,969,004
Tenet Healthcare Corp., 6.500%, 6/01/2012		3,660,000	2,781,600
Tenet Healthcare Corp., 6.875%, 11/15/2031		30,578,000	14,983,220
Tenet Healthcare Corp., 7.375%, 2/01/2013		2,236,000	1,593,150
Tenet Healthcare Corp., 9.250%, 2/01/2015		560,000	450,800
WellPoint, Inc., 6.375%, 6/15/2037		191,190,000	177,627,364

			645,500,623

Home Construction – 1.6%
Centex Corp., 5.250%, 6/15/2015		5,110,000	3,168,200
D.R. Horton, Inc., 5.250%, 2/15/2015		70,845,000	44,632,350
D.R. Horton, Inc., 5.625%, 9/15/2014		7,235,000	4,992,150

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Home Construction – continued
D.R. Horton, Inc., 5.625%, 1/15/2016		$26,345,000	$16,860,800
D.R. Horton, Inc., 6.500%, 4/15/2016		1,975,000	1,244,250
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		6,430,000	1,671,800
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		19,270,000	4,432,100
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		6,249,000	1,687,230
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		4,050,000	1,093,500
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		1,650,000	412,500
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		2,865,000	630,300
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012		1,690,000	490,100
KB Home, 5.875%, 1/15/2015		895,000	537,000
Lennar Corp., 7.625%, 3/01/2009		5,245,000	5,192,550
Lennar Corp., Series B, 5.125%, 10/01/2010		3,495,000	2,830,950
Lennar Corp., Series B, 5.500%, 9/01/2014		22,935,000	14,449,050
Lennar Corp., Series B, 5.600%, 5/31/2015		9,112,000	5,558,320
Lennar Corp., Series B, 6.500%, 4/15/2016		40,810,000	24,894,100
Pulte Homes, Inc., 5.200%, 2/15/2015		6,790,000	4,617,200
Pulte Homes, Inc., 6.000%, 2/15/2035		63,520,000	32,395,200
Pulte Homes, Inc., 6.375%, 5/15/2033		17,205,000	9,118,650
Toll Brothers Finance Corp., 5.150%, 5/15/2015		7,935,000	5,700,805
Toll Corp., 8.250%, 12/01/2011		5,550,000	5,050,500

			191,659,605

Independent Energy – 2.0%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		53,650,000	47,389,528
Anadarko Petroleum Corp., 6.450%, 9/15/2036		76,885,000	60,649,502
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	5,925,000	4,941,625
Chesapeake Energy Corp., 6.500%, 8/15/2017		2,615,000	2,000,475
Chesapeake Energy Corp., 6.875%, 11/15/2020		13,805,000	9,939,600
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		20,226,000	8,090,400
Pioneer Natural Resources Co., 5.875%, 7/15/2016		10,275,000	7,128,703
Pioneer Natural Resources Co., 6.875%, 5/01/2018		2,125,000	1,486,229
Pioneer Natural Resources Co., 7.200%, 1/15/2028		8,782,000	5,526,258
Questar Market Resources, Inc., 6.800%, 4/01/2018		51,725,000	49,770,260
Talisman Energy, Inc., 5.850%, 2/01/2037		12,155,000	8,454,848
Talisman Energy, Inc., 6.250%, 2/01/2038		32,435,000	23,550,794
XTO Energy, Inc., 6.100%, 4/01/2036		2,165,000	1,797,697
XTO Energy, Inc., 6.750%, 8/01/2037		11,225,000	10,512,931

			241,238,850

Industrial Other – 0.1%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		26,410,000	8,715,300

Integrated Energy – 0.0%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A		1,573,527	1,589,263

Life Insurance – 0.5%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	38,400,000	19,380,919
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	42,624,774

			62,005,693

Local Authorities – 0.8%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)		182,875,000	99,988,735

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Media Cable – 3.1%
Comcast Corp., 5.500%, 3/15/2011		$3,000,000		$2,936,514
Comcast Corp., 5.650%, 6/15/2035		70,675,000		62,832,266
Comcast Corp., 6.450%, 3/15/2037		53,020,000		52,761,103
Comcast Corp., 6.500%, 11/15/2035		23,000,000		22,890,520
Comcast Corp., 6.950%, 8/15/2037		192,063,000		202,252,326
CSC Holdings, Inc., 7.875%, 2/15/2018		1,550,000		1,216,750
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	12,775,000		9,051,571
Time Warner Cable, Inc., 6.750%, 7/01/2018		26,541,000		25,553,808
Virgin Media Finance PLC, 9.125%, 8/15/2016		500,000		370,000
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	6,605,000		6,694,921

				386,559,779

Media Non-Cable – 0.8%
Clear Channel Communications, Inc., 4.900%, 5/15/2015		20,075,000		2,208,250
Clear Channel Communications, Inc., 5.500%, 9/15/2014		5,195,000		623,400
Clear Channel Communications, Inc., 5.500%, 12/15/2016		17,050,000		1,960,750
Clear Channel Communications, Inc., 5.750%, 1/15/2013		2,080,000		301,600
Clear Channel Communications, Inc., 6.875%, 6/15/2018		1,095,000		131,400
News America, Inc., 6.150%, 3/01/2037		54,025,000		50,406,837
News America, Inc., 6.200%, 12/15/2034		17,665,000		16,120,143
News America, Inc., 6.400%, 12/15/2035		29,275,000		27,057,653
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013		4,713,000		636,255
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		2,740,000		369,900
R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016		927,000		139,050
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		3,564,000		534,600
Tribune Co., 5.250%, 8/15/2015(c)		16,405,000		738,225

				101,228,063

Metals & Mining – 0.3%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000		5,008,400
Newmont Mining Corp., 5.875%, 4/01/2035		5,621,000		3,946,279
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	3,450,000		3,500,839
United States Steel Corp., 6.050%, 6/01/2017		11,175,000		7,306,416
United States Steel Corp., 6.650%, 6/01/2037		7,865,000		4,013,832
United States Steel Corp., 7.000%, 2/01/2018		23,520,000		16,029,821

				39,805,587

Mortgage Related – 0.0%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031		357,028		366,434

Non-Captive Consumer – 3.7%
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		322,970,000		139,772,696
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		2,320,000		661,200
SLM Corp., 6.000%, 12/15/2043		146,975	(†††)	1,519,354
SLM Corp., EMTN, 4.750%, 3/17/2014	EUR	9,200,000		7,417,302
SLM Corp., MTN, 5.050%, 11/14/2014		27,310,000		18,174,505
SLM Corp., MTN, 5.125%, 8/27/2012		1,925,000		1,440,591
SLM Corp., Series A, MTN, 4.000%, 1/15/2010		5,285,000		4,783,945
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		5,015,000		4,352,353
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		72,710,000		52,025,459
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		53,696,000		34,065,226

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		$22,293,000	$14,714,160
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		28,242,000	20,704,916
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		31,370,000	21,170,797
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		1,750,000	1,323,760
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		38,535,000	23,377,104
SLM Corp., Series A, MTN, 6.500%, 6/15/2010	NZD	8,020,000	4,116,699
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		124,665,000	98,562,767

			448,182,834

Non-Captive Diversified – 8.0%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		8,278,000	5,811,595
CIT Group, Inc., 4.750%, 12/15/2010		125,000	110,033
CIT Group, Inc., 5.400%, 2/13/2012		652,000	526,038
CIT Group, Inc., 5.400%, 1/30/2016		471,000	327,952
CIT Group, Inc., 5.500%, 12/01/2014	GBP	29,029,000	22,403,129
CIT Group, Inc., 5.600%, 4/27/2011		10,435,000	8,810,166
CIT Group, Inc., 5.800%, 10/01/2036		4,995,000	3,298,968
CIT Group, Inc., 5.850%, 9/15/2016		10,000	7,041
CIT Group, Inc., 12.000%, 12/18/2018		181,458,000	139,722,660
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	21,220,000	16,603,183
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	21,200,000	16,007,230
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	6,450,000	5,105,692
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	16,050,000	12,424,223
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		80,000	73,342
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	25,450,000	20,944,240
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		2,565,000	1,864,250
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		471,000	331,584
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	29,270,000	22,103,926
CIT Group, Inc., MTN, 5.125%, 9/30/2014		4,064,000	2,900,623
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		165,000	104,278
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		1,100,000	764,886
CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012		103,421,000	87,304,802
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	44,475,000	29,741,318
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(b)(j)	NZD	89,945,000	46,983,421
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	15,000,000	9,208,693
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	150,000,000	94,323,373
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(b)(j)	NZD	266,148,000	138,645,317
GMAC LLC, 4.750%, 9/14/2009		10,727,000	9,868,840
GMAC LLC, 5.380%, 6/06/2011		61,815,000	46,361,250
GMAC LLC, 5.625%, 5/15/2009		1,085,000	1,042,648
GMAC LLC, 5.750%, 9/27/2010		7,263,000	6,391,440
GMAC LLC, 6.000%, 12/15/2011		52,258,000	42,273,587
GMAC LLC, 6.630%, 12/17/2010		464,000	361,920
GMAC LLC, 6.630%, 5/15/2012		20,417,000	15,890,143
GMAC LLC, 6.750%, 12/01/2014		30,148,000	20,712,279
GMAC LLC, 6.875%, 9/15/2011		5,664,000	4,640,289

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
GMAC LLC, 6.875%, 8/28/2012		$4,229,000	$3,246,096
GMAC LLC, 7.000%, 2/01/2012		10,615,000	8,476,077
GMAC LLC, 7.500%, 12/31/2013		23,566,000	16,496,200
GMAC LLC, 8.000%, 12/31/2018		44,928,000	22,464,000
GMAC LLC, 8.000%, 11/01/2031		35,366,000	21,021,197
International Lease Finance Corp., 4.750%, 7/01/2009		365,000	339,824
International Lease Finance Corp., 6.375%, 3/15/2009		210,000	201,614
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		120,000	94,326
iStar Financial, Inc., 5.150%, 3/01/2012		52,875,000	16,655,625
iStar Financial, Inc., 5.375%, 4/15/2010		6,905,000	3,176,300
iStar Financial, Inc., 5.500%, 6/15/2012		3,865,000	1,217,475
iStar Financial, Inc., 5.650%, 9/15/2011		30,335,000	9,707,200
iStar Financial, Inc., 5.800%, 3/15/2011		5,305,000	1,856,750
iStar Financial, Inc., 5.850%, 3/15/2017		6,565,000	1,969,500
iStar Financial, Inc., 5.875%, 3/15/2016		11,605,000	3,307,425
iStar Financial, Inc., 6.050%, 4/15/2015		5,655,000	1,668,225
iStar Financial, Inc., 8.625%, 6/01/2013		46,795,000	14,506,450
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	815,500
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		7,645,000	2,369,950
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		60,205,000	18,964,575

			982,548,668

Oil Field Services – 0.2%
North American Energy Partners, Inc., 8.750%, 12/01/2011		12,530,000	9,522,800
Transocean, Inc., 1.500%, 12/15/2037		1,640,000	1,262,800
Weatherford International Ltd., 6.500%, 8/01/2036		20,375,000	15,294,759

			26,080,359

Packaging – 0.1%
Owens-Illinois, Inc., 7.800%, 5/15/2018		18,644,000	16,593,160

Paper – 2.6%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018		11,675,000	875,625
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		14,820,000	1,037,400
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029		4,215,000	295,050
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030		47,185,000	3,302,950
Avenor, Inc., 10.850%, 11/30/2014	CAD	450,000	65,759
Bowater, Inc., 6.500%, 6/15/2013		3,880,000	388,000
Georgia-Pacific LLC, 7.250%, 6/01/2028		25,782,000	15,727,020
Georgia-Pacific LLC, 7.375%, 12/01/2025		31,207,000	19,972,480
Georgia-Pacific LLC, 7.700%, 6/15/2015		95,000	72,200
Georgia-Pacific LLC, 7.750%, 11/15/2029		80,700,000	50,841,000
Georgia-Pacific LLC, 8.000%, 1/15/2024		21,284,000	14,366,700
Georgia-Pacific LLC, 8.875%, 5/15/2031		27,237,000	18,793,530
International Paper Co., 4.250%, 1/15/2009		2,000,000	1,999,310
International Paper Co., 7.950%, 6/15/2018		211,360,000	167,050,490
Jefferson Smurfit Corp., 7.500%, 6/01/2013		5,520,000	966,000
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017		1,000,000	180,000
Westvaco Corp., 7.950%, 2/15/2031		21,466,000	14,790,632

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Paper – continued
Westvaco Corp., 8.200%, 1/15/2030	$17,890,000	$13,615,793

		324,339,939

Pharmaceuticals – 1.4%
Astrazeneca PLC, 6.450%, 9/15/2037	82,240,000	93,480,563
Elan Financial PLC, 7.750%, 11/15/2011	71,241,000	42,032,190
Elan Financial PLC, 8.875%, 12/01/2013	57,880,000	30,097,600

		165,610,353

Pipelines – 2.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015	1,099,000	914,788
Colorado Interstate Gas Co., 6.800%, 11/15/2015	20,000	17,230
DCP Midstream LP, 6.450%, 11/03/2036, 144A	27,200,000	19,757,699
El Paso Corp., 6.950%, 6/01/2028	11,959,000	7,229,311
El Paso Corp., 7.420%, 2/15/2037	2,045,000	1,232,284
El Paso Corp., 7.750%, 1/15/2032	1,500,000	973,682
El Paso Corp., MTN, 7.800%, 8/01/2031	1,000,000	651,503
Energy Transfer Partners LP, 6.125%, 2/15/2017	7,325,000	6,049,183
Energy Transfer Partners LP, 6.625%, 10/15/2036	11,435,000	8,003,951
Enterprise Products Operating LLP, 6.300%, 9/15/2017	25,030,000	21,184,591
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	778,000	541,641
Kinder Morgan Finance, 5.700%, 1/05/2016	14,160,000	10,549,200
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	15,370,000	11,450,650
NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A	116,125,000	104,535,028
ONEOK Partners LP, 6.650%, 10/01/2036	9,450,000	7,322,096
Plains All American Pipeline LP, 6.125%, 1/15/2017	28,845,000	22,937,284
Plains All American Pipeline LP, 6.650%, 1/15/2037	62,130,000	42,749,789
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	5,290,000	4,047,570
Williams Cos., Inc. (The), 7.500%, 1/15/2031	6,555,000	4,391,850

		274,539,330

Property & Casualty Insurance – 1.4%
Allstate Corp., 5.950%, 4/01/2036	7,745,000	6,556,871
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	46,320,000	41,094,085
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	34,729,000	30,934,023
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	49,522,000	36,482,808
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	8,590,000	4,380,900
St. Paul Travelers Co., Inc., 6.750%, 6/20/2036	6,850,000	7,131,193
Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037	42,880,000	41,227,876
Travelers Property Casualty Corp., 6.375%, 3/15/2033	1,000,000	946,377
Willis North America, Inc., 6.200%, 3/28/2017	12,000,000	8,313,420

		177,067,553

Railroads – 0.5%
Canadian Pacific Railway Co., 5.750%, 3/15/2033	3,830,000	2,648,135
Canadian Pacific Railway Co., 5.950%, 5/15/2037	24,475,000	17,259,427
CSX Corp., 6.000%, 10/01/2036	40,924,000	32,413,281
CSX Corp., 6.250%, 3/15/2018	5,000,000	4,598,870
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	7,804,000	3,667,880

		60,587,593

REITs – 0.7%
Camden Property Trust, 5.700%, 5/15/2017	39,980,000	25,987,000

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
REITs – continued
Colonial Realty LP, 6.050%, 9/01/2016		$3,980,000	$2,319,170
Duke Realty LP, 5.950%, 2/15/2017		5,705,000	2,850,241
ERP Operating LP, 5.125%, 3/15/2016		4,675,000	3,307,609
First Industrial LP, 5.950%, 5/15/2017		7,750,000	3,963,862
Highwoods Properties, Inc., 5.850%, 3/15/2017		56,685,000	35,065,001
Highwoods Properties, Inc., 7.500%, 4/15/2018		5,640,000	3,659,864
Prologis, 5.625%, 11/15/2015		2,660,000	1,303,400
Prologis, 5.750%, 4/01/2016		2,170,000	1,082,209
Simon Property Group LP, 5.250%, 12/01/2016		3,825,000	2,444,110
Simon Property Group LP, 5.750%, 12/01/2015		3,450,000	2,253,519

			84,235,985

Restaurants – 0.0%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	3,750,000	2,687,366

Retailers – 4.2%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000	681,600
Dillard’s, Inc., 7.000%, 12/01/2028		4,255,000	1,382,875
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000	582,900
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000	2,262,330
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000	315,000
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000	10,844,440
Home Depot, Inc. (The), 5.400%, 3/01/2016		2,998,000	2,682,970
Home Depot, Inc. (The), 5.875%, 12/16/2036		167,556,000	131,380,995
J.C. Penney Corp., Inc., 5.750%, 2/15/2018		5,145,000	3,415,266
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		97,583,000	59,066,795
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		1,933,000	1,361,105
J.C. Penney Corp., Inc., 7.400%, 4/01/2037		4,645,000	3,058,212
J.C. Penney Corp., Inc., 7.625%, 3/01/2097		5,565,000	3,672,689
Lowe’s Cos., Inc., 5.500%, 10/15/2035		1,470,000	1,185,260
Lowe’s Cos., Inc., 6.650%, 9/15/2037		54,235,000	51,699,785
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		34,372,000	19,355,079
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		14,133,000	7,673,767
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029		2,098,000	1,144,652
Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015		1,485,000	1,069,592
Marks & Spencer PLC, 7.125%, 12/01/2037, 144A		9,245,000	4,388,823
Target Corp., 6.500%, 10/15/2037		10,959,000	9,410,175
Target Corp., 7.000%, 1/15/2038		190,270,000	176,341,285
Toys R Us, Inc., 7.375%, 10/15/2018		39,765,000	14,315,400
Toys R Us, Inc., 7.875%, 4/15/2013		11,255,000	4,389,450

			511,680,445

Sovereigns – 10.2%
Canadian Government, 3.750%, 6/01/2012	CAD	108,410,000	94,298,698
Canadian Government, 3.750%, 6/01/2019	CAD	21,730,000	18,980,702
Canadian Government, 4.250%, 9/01/2009	CAD	73,725,000	61,043,344
Canadian Government, 4.250%, 6/01/2018	CAD	297,760,000	272,393,115
Canadian Government, 5.250%, 6/01/2012	CAD	286,105,000	260,412,331
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	10,000,000,000	743,211
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	25,000,000,000	1,940,138
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	145,156,000,000	11,516,597

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	378,003,000,000	$22,251,095
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	28,555,700(††)	201,787,977
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	9,140,000(††)	69,049,124
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	110,475,000	81,173,776
Republic of Brazil, 8.875%, 4/15/2024		32,625,000	40,455,000
Republic of Brazil, 10.250%, 1/10/2028	BRL	97,695,000	37,703,902
Republic of Brazil, 12.500%, 1/05/2016	BRL	17,305,000	7,791,702
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000	50,922,266
Republic of Iceland, 7.000%, 3/17/2010	ISK	1,246,995,000	6,928,987
Republic of Iceland, 8.500%, 6/12/2009	ISK	1,670,290,000	9,693,647

			1,249,085,612

Supermarkets – 0.8%
Albertson’s, Inc., 7.450%, 8/01/2029		100,180,000	64,616,100
Albertson’s, Inc., 7.750%, 6/15/2026		20,515,000	12,514,150
Albertson’s, Inc., 8.000%, 5/01/2031		9,680,000	5,808,000
Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000	1,931,775
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		17,485,000	9,267,050
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		13,145,000	7,821,275

			101,958,350

Supranational – 4.2%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	290,000,000	1,720,304
European Investment Bank, Zero Coupon Bond, 3/10/2021	AUD	148,280,000	57,793,895
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	200,000,000	160,602,673
European Investment Bank, 11.250%, 2/14/2013	BRL	11,505,000	5,180,210
European Investment Bank, EMTN, Zero Coupon Bond, 4/24/2013(b)	IDR	615,006,960,000	26,891,038
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	297,000,000	116,214,623
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/20/2013	IDR	345,270,000,000	17,592,932
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	184,525,000	117,500,907
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	2,126,200,000	12,204,641
Nordic Investment Bank, EMTN, 11.250%, 4/16/2009	ISK	89,400,000	518,866

			516,220,089

Technology – 2.4%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		115,000	82,800
Agilent Technologies, Inc., 6.500%, 11/01/2017		59,316,000	40,773,996
Alcatel-Lucent, EMTN, 6.375%, 4/07/2014	EUR	500,000	465,666
Amkor Technology, Inc., 7.125%, 3/15/2011		8,785,000	5,907,913
Amkor Technology, Inc., 7.750%, 5/15/2013		11,745,000	6,694,650
Arrow Electronics, Inc., 6.875%, 7/01/2013		14,165,000	12,807,851
Arrow Electronics, Inc., 6.875%, 6/01/2018		5,000,000	4,082,135
Avnet, Inc., 5.875%, 3/15/2014		36,145,000	30,368,162
Avnet, Inc., 6.000%, 9/01/2015		50,685,000	38,811,431

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Avnet, Inc., 6.625%, 9/15/2016	$15,225,000	$12,572,244
Corning, Inc., 5.900%, 3/15/2014	9,330,000	8,139,203
Corning, Inc., 6.200%, 3/15/2016	5,155,000	4,406,334
Corning, Inc., 6.850%, 3/01/2029	10,321,000	7,974,345
Corning, Inc., 7.250%, 8/15/2036	5,645,000	4,547,589
Equifax, Inc., 7.000%, 7/01/2037	19,270,000	12,056,969
Freescale Semiconductor, Inc., 10.125%, 12/15/2016	30,004,000	12,301,640
Lucent Technologies, Inc., 6.450%, 3/15/2029	67,137,000	26,854,800
Lucent Technologies, Inc., 6.500%, 1/15/2028	2,216,000	864,240
Motorola, Inc., 5.220%, 10/01/2097	13,750,000	4,572,081
Motorola, Inc., 6.500%, 9/01/2025	12,730,000	6,300,675
Motorola, Inc., 6.500%, 11/15/2028	24,125,000	10,657,798
Motorola, Inc., 6.625%, 11/15/2037	26,570,000	12,487,900
Nortel Networks Capital Corp., 7.875%, 6/15/2026	12,035,000	722,100
Nortel Networks Corp., 1.750%, 4/15/2012	1,045,000	148,913
Nortel Networks Ltd., 6.875%, 9/01/2023	18,422,000	1,105,320
Nortel Networks Ltd., 10.125%, 7/15/2013	22,825,000	5,706,250
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,807,000	5,017,407
Xerox Capital Trust I, 8.000%, 2/01/2027	25,440,000	17,372,722
Xerox Corp., MTN, 7.200%, 4/01/2016	615,000	459,178

		294,262,312

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(b)	11,070,000	996,300

Tobacco – 1.3%
Altria Group, Inc., 8.500%, 11/10/2013	81,665,000	84,584,034
Reynolds American, Inc., 6.750%, 6/15/2017	71,085,000	56,426,278
Reynolds American, Inc., 7.250%, 6/15/2037	17,990,000	12,113,908

		153,124,220

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(b)	20,144,000	10,634,420
Atlas Air, Inc., Series 1999-1, Class A-1, 7.200%, 7/02/2020	12,925,532	9,047,872
Atlas Air, Inc., Series 1999-1A, 6.880%, 1/02/2011	1,153,157	945,588
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016(e)	18,164,300	13,623,225
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(e)	15,689,997	8,629,498
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(e)	9,260,147	8,056,328
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)	201,720	100,860
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)	39,925,752	30,742,829
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)	6,552,024	3,079,452

		84,860,072

Wireless – 1.7%
ALLTEL Corp., 6.800%, 5/01/2029	12,987,000	11,298,690
ALLTEL Corp., 7.875%, 7/01/2032	79,364,000	77,379,900
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	38,219,000	16,051,980
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	19,620,000	8,338,500
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	53,743,000	22,572,060
Rogers Wireless, Inc., 6.375%, 3/01/2014	1,895,000	1,801,381

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Rogers Wireless, Inc., 7.625%, 12/15/2011	CAD	6,990,000	$5,874,941
Sprint Capital Corp., 6.875%, 11/15/2028		29,301,000	17,434,095
Sprint Capital Corp., 6.900%, 5/01/2019		31,405,000	22,297,550
Sprint Nextel Corp., 6.000%, 12/01/2016		15,184,000	10,704,720
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		36,610,000	15,010,100
Vodafone Group PLC, 6.150%, 2/27/2037		2,120,000	2,095,476

			210,859,393

Wirelines – 7.0%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	26,983,475
AT&T, Inc., 6.150%, 9/15/2034		14,755,000	15,165,041
AT&T, Inc., 6.500%, 9/01/2037		149,750,000	161,279,253
AT&T, Inc., 6.700%, 11/15/2013		66,840,000	70,805,083
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	7,738,000	5,294,998
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,790,000	3,798,981
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	12,705,000	9,056,622
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,750,000	28,452,461
BellSouth Corp., 6.550%, 6/15/2034		1,525,000	1,546,349
Embarq Corp., 7.995%, 6/01/2036		8,735,000	5,896,125
GTE Corp., 6.940%, 4/15/2028		11,700,000	10,826,829
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)		640,000	3,200
Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030		10,505,000	11,865,303
Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016	GBP	1,600,000	2,166,839
Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015	EUR	2,750,000	3,382,841
Level 3 Financing, Inc., 8.750%, 2/15/2017		43,605,000	22,020,525
Level 3 Financing, Inc., 9.250%, 11/01/2014		17,580,000	10,196,400
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,740,000	2,408,304
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		29,990,000	19,643,450
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		63,647,000	38,188,200
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		15,025,000	9,991,625
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		40,120,000	25,075,000
Qwest Corp., 6.875%, 9/15/2033		40,555,000	24,130,225
Qwest Corp., 7.200%, 11/10/2026		1,505,000	970,725
Qwest Corp., 7.250%, 9/15/2025		9,920,000	6,646,400
Qwest Corp., 7.500%, 6/15/2023		3,275,000	2,292,500
Telecom Italia Capital, 6.000%, 9/30/2034		39,294,000	27,112,860
Telecom Italia Capital, 6.375%, 11/15/2033		26,400,000	18,480,000
Telefonica Emisiones SAU, 7.045%, 6/20/2036		153,292,000	167,322,970
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	31,503,920
Verizon Communications, 5.850%, 9/15/2035		70,136,000	69,781,813
Verizon Maryland, Inc., 5.125%, 6/15/2033		10,290,000	7,491,346
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		17,475,000	14,596,693

			854,376,356

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $13,608,963,089)			10,400,930,316

CONVERTIBLE BONDS – 2.9%
Healthcare – 0.2%
Affymetrix, Inc., 3.500%, 1/15/2038		18,449,000	7,125,926

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
Life Technologies Corp., 1.500%, 2/15/2024	$14,480,000	$10,860,000

		17,985,926

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011	24,551,000	13,042,719

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	10,159,813	2,933,646
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)	4,048,000	1,983,520

		4,917,166

Non-Captive Diversified – 0.1%
iStar Financial, Inc., 4.383%, 10/01/2012(g)	60,445,000	17,529,050

Pharmaceuticals – 0.9%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(b)(j)	7,122,000	1,424,400
Human Genome Sciences, Inc., 2.250%, 8/15/2012	50,150,000	13,665,875
Nektar Therapeutics, 3.250%, 9/28/2012	26,120,000	15,345,500
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	34,125,000	30,797,812
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	33,914,000	29,335,610
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	11,035,000	15,090,363

		105,659,560

REITs – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	29,380,000	18,986,825

Technology – 0.3%
Avnet, Inc., 2.000%, 3/15/2034	18,780,000	18,474,825
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	10,025,000	4,523,781
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	5,915,000	3,933,475
Maxtor Corp., 5.750%, 3/01/2012(b)	9,467,000	7,100,250
Nortel Networks Corp., 2.125%, 4/15/2014	49,636,000	6,949,040
Richardson Electronics Ltd., 7.750%, 12/15/2011	395,000	335,750

		41,317,121

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	144,000	129,600

Transportation Services – 0.0%
Preston Corp., 7.000%, 5/01/2011	602,000	451,500

Wireless – 0.1%
Nextel Communications, Inc., 5.250%, 1/15/2010	3,505,000	3,036,206
NII Holdings, Inc., 3.125%, 6/15/2012	21,974,000	13,321,738

		16,357,944

Wirelines – 1.0%
Level 3 Communications, Inc., 2.875%, 7/15/2010	41,240,000	25,620,350
Level 3 Communications, Inc., 3.500%, 6/15/2012	46,770,000	16,486,425
Level 3 Communications, Inc., 5.250%, 12/15/2011	19,145,000	7,969,106
Level 3 Communications, Inc., 6.000%, 9/15/2009	39,230,000	35,699,300
Level 3 Communications, Inc., 6.000%, 3/15/2010	43,124,000	30,186,800

		115,961,981

TOTAL CONVERTIBLE BONDS (Identified Cost $573,523,005)		352,339,392

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
MUNICIPALS – 1.1%
Alabama – 0.0%
Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	$4,640,000	$4,167,648

California – 0.5%
San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1 (FSA insured)	4,870,000	4,128,396
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C (MBIA insured)	5,425,000	3,283,753
San Jose California Redevelopment Agency Tax Allocation (Merged Area), 3.750%, 8/01/2028, Series C, (MBIA insured)	2,165,000	1,380,101
State of California, 4.500%, 8/01/2027 (AMBAC insured)	7,340,000	6,050,729
State of California, 4.500%, 10/01/2029	20,455,000	16,519,663
State of California, 4.500%, 8/01/2030 (AMBAC insured)	5,945,000	4,738,819
State of California, 4.500%, 8/01/2030	5,140,000	4,097,145
State of California (Various Purpose), 3.250%, 12/01/2027 (MBIA insured)	3,805,000	2,484,969
State of California (Various Purpose), 4.500%, 12/01/2033 (AMBAC insured)	17,945,000	13,830,570
University of California Regents Medical Center, 4.750%, 5/15/2031, Series A (MBIA insured)	1,260,000	1,086,952

		57,601,097

District Of Columbia – 0.0%
District of Columbia, 4.750%, 6/01/2036, Series A (FGIC insured)	4,640,000	3,852,685

Florida – 0.1%
Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A (MBIA insured)	4,640,000	3,352,261
Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B (MBIA insured)	7,355,000	6,069,934

		9,422,195

Illinois – 0.1%
Chicago Board of Education, 4.750%, 12/01/2031, Series B (FSA insured)	8,020,000	7,010,041
Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A (FSA insured)	2,440,000	1,895,612

		8,905,653

Louisiana – 0.0%
State of Louisiana, 3.250%, 5/01/2026, Series C (FSA insured)	4,640,000	3,265,771

Massachusetts – 0.0%
Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A (AMBAC insured)	4,645,000	4,059,637

Michigan – 0.1%
Grosse Pointe Public School System, 3.000%, 5/01/2027 (FGIC insured)	2,800,000	1,951,404
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(b)	21,455,000	12,449,479

		14,400,883

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Nebraska – 0.1%
Omaha Public Power District, 4.500%, 2/01/2034, Series AA (FGIC insured)	$11,595,000	$9,739,220

Ohio – 0.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(b)	10,390,000	5,640,835

Texas – 0.1%
Harris County, TX, 4.500%, 10/01/2031, Series B	13,125,000	11,760,131

Wisconsin – 0.1%
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026 (FSA insured)	3,170,000	2,454,753
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029 (FSA insured)	3,415,000	2,513,337
Wisconsin Housing & Economic Development Authority, 4.900%, 11/01/2035, Series E	1,185,000	933,733

		5,901,823

TOTAL MUNICIPALS (Identified Cost $165,084,978)		138,717,578

TOTAL BONDS AND NOTES (Identified Cost $14,347,571,072)		10,891,987,286

BANK LOANS – 0.7%
Automotive – 0.3%
Chrysler LLC, First Lien Term Loan, 6.200%, 8/03/2013(h)	162,585,176	34,955,813

Consumer Products – 0.0%
Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(h)	8,451,324	2,112,831

Food & Beverage – 0.0%
Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(h)	819,260	570,754
Dole Food Co., Inc., Term Loan, 2.715%, 4/12/2013(h)	1,603,017	1,116,774
Dole Food Co., Inc., Tranche C Term Loan, 4.701%, 4/12/2013(h)	5,545,546	3,863,415

		5,550,943

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(h)	43,686,570	13,261,932
Tribune Co., Tranche X, 7.084%, 6/04/2009(h)	4,666,005	1,299,809

		14,561,741

Oil Field Services – 0.0%
Dresser, Inc., Second Lien Term Loan, 7.986%, 5/04/2015(h)	3,515,000	1,816,095
Dresser, Inc., Term Loan B, 4.409%, 5/04/2014(h)	1,734,381	1,081,092

		2,897,187

Paper – 0.1%
Georgia Pacific Corp., First Lien Term Loan, 4.108%, 12/20/2012(h)	6,752,940	5,520,529
Georgia Pacific Corp., Term Loan B2, 3.312%, 12/20/2012(h)	2,599,463	2,125,060

		7,645,589

Technology – 0.1%
Nuance Communications, Inc., Incremental Term Loan, 2.470%, 3/31/2013(h)	16,334,171	10,780,553

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(h)	$23,831,579	$9,056,000

TOTAL BANK LOANS (Identified Cost $214,866,637)		87,560,657

	Shares
PREFERRED STOCKS – 1.2%
CONVERTIBLE PREFERRED STOCKS – 0.7%
Automotive – 0.2%
Ford Motor Co. Capital Trust II, 6.500%	1,957,035	17,672,026
General Motors Corp., 6.250%	104,656	334,899

		18,006,925

Capital Markets – 0.0%
Newell Financial Trust I, 5.250%	207,122	5,178,050

Commercial Banks – 0.1%
Wachovia Corp., Series L, Class A, 7.500%	8,193	6,144,750

Construction Materials – 0.0%
Williams Cos., Inc., 5.500%	25,000	1,693,750

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%	517,100	372,312

Diversified Financial Services – 0.0%
CIT Group, Inc., 8.750%	12,500	360,750
Sovereign Capital Trust, 4.375%	195,788	3,719,972

		4,080,722

Electric Utilities – 0.2%
AES Trust III, 6.750%	346,577	13,114,474
CMS Energy Trust I, 7.750%(b)(j)	207,375	6,221,250

		19,335,724

Machinery – 0.0%
United Rentals Trust, 6.500%	206,396	3,095,940

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	87,351	5,219,222
El Paso Energy Capital Trust I, 4.750%	189,879	4,853,782

		10,073,004

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%	53,600	361,800

Semiconductors & Semiconductor Equipment – 0.1%
Lucent Technologies Capital Trust, 7.750%	44,211	13,572,335

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $196,650,286)		81,915,312

NON-CONVERTIBLE PREFERRED STOCKS – 0.5%
Banking – 0.1%
Bank of America Corp., 7.250%	16,772	10,901,800

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust I, 6.000%(c)	55,575	278
Lehman Brothers Holdings, Inc., 5.670%(c)	103,114	412

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Capital Markets – continued
Lehman Brothers Holdings, Inc., 5.940%(c)	109,313	$11
Lehman Brothers Holdings, Inc., 6.500%(c)	479,083	719
Lehman Brothers Holdings, Inc., 7.250%(c)	40,860	20,430
Lehman Brothers Holdings, Inc., 7.950%(c)	513,734	771
Merrill Lynch & Co., Inc., 6.375%	53,000	791,290

		813,911

Diversified Financial Services – 0.2%
CIT Group, Inc., Series A, 6.350%	779,310	10,053,099
Preferred Blocker, Inc., 9.000%	52,781	13,195,250

		23,248,349

Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	87,750
Entergy Arkansas, Inc., 4.320%	100	7,641
Entergy Mississippi, Inc., 4.360%	5,000	389,219
Entergy New Orleans, Inc., 4.360%	665	51,267
Entergy New Orleans, Inc., 4.750%	200	16,800
MDU Resources Group, Inc., 5.100%	1,091	109,373
Public Service Company of Oklahoma., 4.000%	360	32,625
Southern California Edison Co., 4.780%	50,100	1,002,000
Xcel Energy, Inc., 3.600%	1,100	68,750

		1,765,425

Thrifts & Mortgage Finance – 0.2%
Countrywide Capital IV, 6.750%	534,725	8,876,435
Federal Home Loan Mortgage Corp., 5.000%(e)(i)	104,800	56,592
Federal Home Loan Mortgage Corp., 5.570%(e)(i)	2,451,457	784,466
Federal Home Loan Mortgage Corp., 5.660%(e)(i)	624,479	312,239
Federal Home Loan Mortgage Corp., 5.700%(e)(i)	171,050	90,656
Federal Home Loan Mortgage Corp., 5.790%(e)(i)	399,250	295,445
Federal Home Loan Mortgage Corp., 5.810%(e)(i)	115,450	63,498
Federal Home Loan Mortgage Corp., 5.900%(e)(i)	310,023	89,876
Federal Home Loan Mortgage Corp., 6.000%(e)(i)	134,800	87,620
Federal Home Loan Mortgage Corp., 6.420%(e)(i)	125,980	75,588
Federal Home Loan Mortgage Corp., 6.550%(e)(i)	541,540	162,462
Federal Home Loan Mortgage Corp., 8.375%(e)(i)	5,365,743	2,092,640
Federal National Mortgage Association, 4.750%(e)(i)	270,954	279,083
Federal National Mortgage Association, 5.125%(e)(i)	204,700	204,700
Federal National Mortgage Association, 5.375%(e)(i)	146,350	168,302
Federal National Mortgage Association, 5.810%(e)(i)	79,850	97,417
Federal National Mortgage Association, 6.750%(e)(i)	123,143	80,043
Federal National Mortgage Association, 8.250%(e)(i)	9,414,046	7,813,658

		21,630,720

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $500,670,301)		58,360,205

TOTAL PREFERRED STOCKS (Identified Cost $697,320,587)		140,275,517

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
COMMON STOCKS – 0.6%
Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc.(e)	879,080	$26,706,450

Communications Equipment – 0.1%
Corning, Inc.	630,490	6,008,570

Containers & Packaging – 0.2%
Owens-Illinois, Inc.(e)	639,339	17,473,135

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	1,026,780	16,603,033

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp.(i)	6,751,988	4,928,951

TOTAL COMMON STOCKS (Identified Cost $170,032,707)		71,720,139

CLOSED END INVESTMENT COMPANIES – 0.2%
BlackRock Senior High Income Fund, Inc.	199,071	477,770
Dreyfus High Yield Strategies Fund	1,033,274	2,304,201
DWS High Income Trust	177,909	515,936
Highland Credit Strategies Fund	860,000	4,902,000
Morgan Stanley Emerging Markets Debt Fund, Inc.	356,954	2,523,665
Van Kampen High Income Trust II	141,611	252,068
Western Asset High Income Opportunity Fund, Inc.	2,217,450	8,825,451
Western Asset Managed High Income Fund, Inc.	1,369,100	5,832,366

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $45,128,723)		25,633,457

	Shares/Principal Amount (‡)
SHORT-TERM INVESTMENTS – 7.2%
State Street Navigator Securities Lending Prime Portfolio(k)	1,547,880	1,547,880
Repurchase Agreement with State Street Corp. dated 12/31/2008 at 0.010%, to be repurchased at $982,359 on 1/02/2009 collateralized by $985,000 U.S. Treasury Bill, due 2/05/2009 valued at $984,973 including accrued interest(l)	$982,358	982,358

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
SHORT-TERM INVESTMENTS – continued

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000%, to be repurchased at $879,745,442 on 1/02/2009 collateralized by $300,000,000 Federal Home Loan Mortgage Corp Discount Notes, due 6/22/2009 valued at $299,250,000; $84,955,000 Federal Home Loan Bank, 5.250% due 6/12/2009 valued at $86,972,681; $18,840,000 Federal Home Loan Bank, 5.375% due 7/17/2009 valued at $19,782,000; $100,000,000 Federal Home Loan Mortgage Corp., 4.250% due 7/15/2009 valued at $104,000,000; $305,000 Federal Home Loan Bank Discount Notes, due 3/31/2009 valued at $304,619; $150,000,000 Federal Home Loan Bank, 4.500% due 4/06/2009 valued at $153,187,500; $79,340,000 Federal Home Loan Bank, 2.275% due 4/24/2009 valued at $81,025,974; $50,000,000 Federal Home Loan Bank, 3.400% due 4/02/2009 valued at $52,875,000; $100,000,000 Federal National Mortgage Association Discount Notes, due 3/31/2009 valued at $99,950,000 including accrued interest(l)

	$879,745,442	$879,745,442

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $882,275,680)		882,275,680

TOTAL INVESTMENTS – 98.5% (Identified Cost $16,357,195,406)(a)		12,099,452,736
Other assets less liabilities—1.5%		190,031,269

NET ASSETS – 100.0%		$12,289,484,005

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 25.

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $16,364,878,400 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$152,573,731
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,417,999,395)

Net unrealized depreciation	$(4,265,425,664)

(b)	Illiquid security. At December 31, 2008, the value of these securities amounted to $496,086,727 or 4.0% of net assets.

(c)	Non-income producing due to bankruptcy filing.

(d)	All or a portion of this security was on loan to brokers at December 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value (including accrued interest) of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2008 were $1,306,250 and $1,547,880, respectively.

(e)	Non-income producing security.

(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(g)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(h)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.

(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(j)	Valued by management. At December 31, 2008, the value of these securities amounted to $193,274,388 or 1.6% of net assets.

(k)	Represents investment of securities lending collateral.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $1,026,837,424 or 8.4% of net assets.

ABS	Asset-Backed Securities

AMBAC	American Municipal Bond Assurance Corp.

EMTN	Euro Medium Term Note

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GMTN	Global Medium Term Note

LOC	Letter of Credit

MBIA	Municipal Bond Investor Assurance Corp.

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,058,666,000
Level 2 - Other Significant Observable Inputs	10,126,419,033
Level 3 – Significant Unobservable Inputs	914,367,703

Total	$12,099,452,736

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$327,930,892
Realized gain (loss)	(26,884,096)
Change in unrealized appreciation (depreciation)	(261,194,613)
Net purchases (sales)	178,069,521
Net reclassifications to/from Level 3	696,445,999

Balance as of December 31, 2008	$914,367,703

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Sovereigns	10.2%
Non-Captive Diversified	8.1
Wirelines	8.1
Healthcare	5.5
Supranational	4.2
Banking	4.2
Retailers	4.2
Electric	3.9
Non-Captive Consumer	3.7
Media Cable	3.1
Technology	2.8
Paper	2.7
Pharmaceuticals	2.3
Pipelines	2.2
Automotive	2.2
Independent Energy	2.0
Other Investments, less than 2% each	21.9
Short-Term Investments	7.2

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	75.1%
Canadian Dollar	8.0
New Zealand Dollar	2.8
Brazilian Real	2.7
Mexican Peso	2.2
Other, less than 2% each	7.7

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 91.9% of Net Assets
NON-CONVERTIBLE BONDS – 88.2%
ABS Credit Card – 0.5%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$4,265,000	$2,784,446

Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		175,000	111,125

Airlines – 0.5%
American Airlines, Inc., Series 1999-1, 7.324%, 4/15/2011		250,000	210,000
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		23,424	14,054
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		121,026	75,036
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		191,808	111,249
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016		452,605	312,298
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		1,878,052	1,070,490
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		1,232,139	720,801

			2,513,928

Asset-Backed Securities – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	671,547

Automotive – 1.3%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	1,866,288
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	300,000	291,910
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	200,000	189,047
Ford Motor Co., 6.375%, 2/01/2029		730,000	160,600
Ford Motor Co., 6.500%, 8/01/2018		50,000	12,000
Ford Motor Co., 6.625%, 10/01/2028		2,435,000	535,700
Ford Motor Co., 7.125%, 11/15/2025		595,000	139,825
Ford Motor Co., 7.450%, 7/16/2031		5,065,000	1,418,200
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		750,000	637,373
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		230,000	158,913
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		500,000	400,090
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		565,000	368,022
General Motors Corp., 7.400%, 9/01/2025		250,000	37,500
General Motors Corp., 8.250%, 7/15/2023		4,435,000	665,250
General Motors Corp., 8.375%, 7/15/2033		275,000	44,688
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		375,000	187,500

			7,112,906

Banking – 6.6%
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	2,003,605
Bank of America Corp., 4.850%, 11/15/2014		500,000	452,632
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	1,897,006
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	175,000,000	4,933,511
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	45,000,000	1,265,900
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	18,710,000,000	1,076,769
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		3,855,000	3,446,690
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		1,955,000	1,760,730
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		560,000	510,528
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		910,000	738,800

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	16,585,000	$5,705,489
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	17,920,000,000	993,985
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	13,692,036,000	759,468
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	21,194,634,240	892,119
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	18,824,303,000	1,233,855
Kaupthing Bank, Zero Coupon Bond, 1/15/2010, 144A(b)		200,000	14,000
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(b)		2,700,000	189,000
Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(b)		500,000	35,000
Morgan Stanley, 5.375%, 10/15/2015		1,700,000	1,463,374
Morgan Stanley, 6.750%, 4/15/2011		1,290,000	1,269,265
Morgan Stanley, EMTN, 5.450%, 1/09/2017		370,000	304,984
Morgan Stanley, MTN, 6.250%, 8/09/2026		400,000	325,295
Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018		1,795,000	1,574,736
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		500,000	412,893
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		925,000	767,732
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	360,000,000	2,078,143
Rabobank Nederland, EMTN, 12.500%, 2/17/2009	ISK	70,000,000	411,354

			36,516,863

Brokerage – 0.2%
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(b)		4,895,000	489
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(b)		390,000	39
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	1,000,000	882,195

			882,723

Building Materials – 0.4%
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	582,987
Owens Corning, Inc., 7.000%, 12/01/2036		1,205,000	790,168
Ply Gem Industries, Inc., 9.000%, 2/15/2012(c)(d)		250,000	60,000
USG Corp., 6.300%, 11/15/2016		1,680,000	1,029,000

			2,462,155

Chemicals – 0.6%
Borden, Inc., 7.875%, 2/15/2023		5,240,000	628,800
Borden, Inc., 8.375%, 4/15/2016		55,000	5,500
Borden, Inc., 9.200%, 3/15/2021		905,000	135,750
ICI Wilmington, Inc., 5.625%, 12/01/2013		115,000	110,871
Lubrizol Corp., 5.500%, 10/01/2014		365,000	331,819
Lubrizol Corp., 6.500%, 10/01/2034		1,170,000	949,457
Methanex Corp., 6.000%, 8/15/2015		1,565,000	1,027,024

			3,189,221

Commercial Mortgage-Backed Securities – 0.1%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		95,000	76,629
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051		1,000,000	688,482

			765,111

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Construction Machinery – 0.1%
Toro Co., 6.625%, 5/01/2037(c)		$965,000	$579,000

Distributors – 0.1%
ONEOK, Inc., 6.000%, 6/15/2035		1,000,000	685,293

Electric – 3.9%
AES Corp. (The), 7.750%, 3/01/2014		730,000	642,400
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		4,255,000	3,382,980
Dynegy Holdings, Inc., 7.125%, 5/15/2018		380,000	231,800
Dynegy Holdings, Inc., 7.625%, 10/15/2026		810,000	392,850
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		1,589,000	1,701,860
Enersis SA, 7.375%, 1/15/2014		275,000	286,396
Enersis SA, 7.400%, 12/01/2016		4,000,000	4,023,288
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A		3,920,347	3,201,002
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027		695,000	298,850
Nisource Finance Corp., 5.250%, 9/15/2017		250,000	151,544
Nisource Finance Corp., 6.400%, 3/15/2018		2,855,000	1,781,740
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		740,388	725,270
Quezon Power Philippines Co., 8.860%, 6/15/2017		1,346,800	1,077,440
TXU Corp., Series P, 5.550%, 11/15/2014		765,000	357,429
TXU Corp., Series Q, 6.500%, 11/15/2024		1,515,000	535,989
TXU Corp., Series R, 6.550%, 11/15/2034		1,275,000	430,430
White Pine Hydro LLC, 6.310%, 7/10/2017(c)		450,000	410,678
White Pine Hydro LLC, 6.960%, 7/10/2037(c)		670,000	639,210
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)		1,280,000	1,173,980

			21,445,136

Entertainment – 1.7%
Six Flags, Inc., 9.625%, 6/01/2014		100,000	15,000
Time Warner, Inc., 6.500%, 11/15/2036		910,000	824,994
Time Warner, Inc., 6.625%, 5/15/2029		2,065,000	1,831,228
Time Warner, Inc., 6.950%, 1/15/2028		875,000	806,967
Time Warner, Inc., 7.625%, 4/15/2031		730,000	717,451
Time Warner, Inc., 7.700%, 5/01/2032		1,155,000	1,156,424
Viacom, Inc., Class B, 6.875%, 4/30/2036		4,880,000	3,856,552

			9,208,616

Food & Beverage – 0.3%
Corn Products International, Inc., 6.625%, 4/15/2037		1,540,000	1,311,404
Dole Food Co., Inc., 8.625%, 5/01/2009		165,000	149,325
Sara Lee Corp., 6.125%, 11/01/2032		295,000	242,394

			1,703,123

Foreign Local Governments – 1.6%
Province of Alberta, 5.930%, 9/16/2016	CAD	913,654	833,072
Province of British Columbia, Zero Coupon Bond, 8/23/2013	CAD	11,700,000	8,165,548

			8,998,620

Government Owned - No Guarantee – 0.1%
DP World Ltd., 6.850%, 7/02/2037, 144A		1,500,000	772,602

Healthcare – 2.1%
Boston Scientific Corp., 5.450%, 6/15/2014		290,000	246,500

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
Boston Scientific Corp., 6.400%, 6/15/2016	$860,000	$735,300
Boston Scientific Corp., 7.000%, 11/15/2035	860,000	636,400
HCA, Inc., 5.750%, 3/15/2014	455,000	275,275
HCA, Inc., 6.250%, 2/15/2013	2,345,000	1,465,625
HCA, Inc., 6.375%, 1/15/2015	410,000	250,100
HCA, Inc., 6.500%, 2/15/2016	610,000	375,150
HCA, Inc., 6.750%, 7/15/2013	115,000	72,450
HCA, Inc., 7.050%, 12/01/2027	3,545,000	1,498,791
HCA, Inc., 7.190%, 11/15/2015	560,000	310,174
HCA, Inc., 7.500%, 12/15/2023	840,000	394,507
HCA, Inc., 7.500%, 11/06/2033	1,440,000	669,600
HCA, Inc., 7.690%, 6/15/2025	2,660,000	1,170,400
HCA, Inc., 8.360%, 4/15/2024	1,775,000	816,500
HCA, Inc., MTN, 7.580%, 9/15/2025	2,930,000	1,353,487
HCA, Inc., MTN, 7.750%, 7/15/2036	430,000	190,657
Owens & Minor, Inc., 6.350%, 4/15/2016(c)	320,000	269,656
Tenet Healthcare Corp., 6.500%, 6/01/2012	105,000	79,800
Tenet Healthcare Corp., 6.875%, 11/15/2031	1,075,000	526,750
Tenet Healthcare Corp., 7.375%, 2/01/2013	85,000	60,563

		11,397,685

Home Construction – 1.1%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	115,000	26,450
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	155,000	41,850
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	115,000	31,050
Lennar Corp., 7.625%, 3/01/2009	470,000	465,300
Lennar Corp., Series B, 5.600%, 5/31/2015	1,700,000	1,037,000
Pulte Homes, Inc., 5.200%, 2/15/2015	1,305,000	887,400
Pulte Homes, Inc., 6.000%, 2/15/2035	3,920,000	1,999,200
Pulte Homes, Inc., 6.375%, 5/15/2033	1,960,000	1,038,800
Toll Brothers Finance Corp., 5.150%, 5/15/2015	565,000	405,917

		5,932,967

Independent Energy – 2.4%
Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,495,000	3,087,165
Anadarko Petroleum Corp., 6.450%, 9/15/2036	2,580,000	2,035,192
Chesapeake Energy Corp., 6.500%, 8/15/2017	380,000	290,700
Chesapeake Energy Corp., 6.875%, 1/15/2016	200,000	160,000
Chesapeake Energy Corp., 6.875%, 11/15/2020	900,000	648,000
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	792,000	316,800
Pioneer Natural Resources Co., 5.875%, 7/15/2016	435,000	301,799
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,465,000	921,882
Questar Market Resources, Inc., 6.800%, 4/01/2018	3,820,000	3,675,638
Talisman Energy, Inc., 5.850%, 2/01/2037	550,000	382,572
Talisman Energy, Inc., 6.250%, 2/01/2038	1,485,000	1,078,247
XTO Energy, Inc., 6.100%, 4/01/2036	155,000	128,704

		13,026,699

Industrial Other – 0.1%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	1,575,000	519,750

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Integrated Energy – 0.2%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A		$1,311,273		$1,324,385

Life Insurance – 1.9%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	17,000,000		8,580,094
Hartford Life Insurance Co., 5.860%, 9/15/2011(e)		500,000		431,550
John Hancock Insurance Co., 5.510%, 4/15/2009(e)		500,000		474,770
Principal Life Income Funding Trust, 5.000%, 10/15/2014		500,000		461,042
Protective Life Secured Trust, 5.390%, 9/10/2014(e)		1,000,000		624,780

				10,572,236

Local Authorities – 4.0%
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	19,825,000		16,204,147
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000		1,560,489
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)		7,910,000		4,324,872

				22,089,508

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		150,000		111,750

Media Cable – 4.6%
Comcast Corp., 5.650%, 6/15/2035		2,660,000		2,364,822
Comcast Corp., 6.450%, 3/15/2037		2,645,000		2,632,084
Comcast Corp., 6.500%, 11/15/2035		3,240,000		3,224,578
Comcast Corp., 6.950%, 8/15/2037		7,695,000		8,103,235
CSC Holdings, Inc., 6.750%, 4/15/2012		200,000		183,000
CSC Holdings, Inc., 7.625%, 4/01/2011		50,000		47,125
CSC Holdings, Inc., 7.875%, 2/15/2018		170,000		133,450
Rogers Cable, Inc., 5.500%, 3/15/2014		150,000		138,383
TCI Communications, Inc., 7.875%, 2/15/2026		550,000		570,708
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000		1,437,197
Time Warner Cable, Inc., 6.750%, 7/01/2018		6,500,000		6,258,232
Virgin Media Finance PLC, 9.125%, 8/15/2016		400,000		296,000
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	250,000		253,404

				25,642,218

Media Non-Cable – 0.6%
Clear Channel Communications, Inc., 4.250%, 5/15/2009		85,000		74,800
Clear Channel Communications, Inc., 4.900%, 5/15/2015		785,000		86,350
Clear Channel Communications, Inc., 5.500%, 12/15/2016		50,000		5,750
News America, Inc., 6.150%, 3/01/2037		2,630,000		2,453,863
News America, Inc., 6.200%, 12/15/2034		795,000		725,475

				3,346,238

Non-Captive Consumer – 2.1%
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		84,000		79,968
SLM Corp., 6.000%, 12/15/2043		31,725	(††)	327,957
SLM Corp., MTN, 5.125%, 8/27/2012		420,000		314,311
SLM Corp., Series A, MTN, 4.000%, 1/15/2010		475,000		429,967
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		455,000		394,879
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		1,600,000		1,144,832
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		200,000		126,882
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		2,920,000		2,140,725

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		$235,000	$158,595
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		405,000	306,356
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		7,511,000	5,938,354
SLM Corp., Series B, 5.810%, 9/15/2009(e)		500,000	460,000

			11,822,826

Non-Captive Diversified – 4.7%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		845,000	593,235
CIT Group, Inc., 4.750%, 12/15/2010		135,000	118,836
CIT Group, Inc., 5.050%, 9/15/2014		500,000	246,229
CIT Group, Inc., 5.400%, 2/13/2012		10,000	8,068
CIT Group, Inc., 5.400%, 1/30/2016		108,000	75,199
CIT Group, Inc., 5.500%, 12/01/2014	GBP	800,000	617,400
CIT Group, Inc., 5.600%, 4/27/2011		625,000	527,681
CIT Group, Inc., 5.800%, 10/01/2036		561,000	370,515
CIT Group, Inc., 5.850%, 9/15/2016		10,000	7,041
CIT Group, Inc., 12.000%, 12/18/2018		4,237,001	3,262,491
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	750,000	586,823
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,150,000	868,317
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	550,000	435,369
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	600,000	464,457
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		85,000	77,926
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	400,000	329,183
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		480,000	348,865
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		263,000	185,152
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,000,000	755,173
CIT Group, Inc., MTN, 5.125%, 9/30/2014		762,000	543,867
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		265,000	167,476
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		304,000	211,387
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	830,000	555,037
General Electric Capital Corp., 5.625%, 5/01/2018		120,000	120,870
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		85,000	83,203
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(c)(f)	NZD	1,345,000	702,570
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		1,145,000	1,115,273
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(c)(f)	NZD	9,210,000	4,797,794
GMAC LLC, 4.750%, 9/14/2009		874,563	804,598
GMAC LLC, 5.380%, 6/06/2011		2,267,669	1,700,752
GMAC LLC, 5.625%, 5/15/2009		800,000	768,773
GMAC LLC, 5.750%, 9/27/2010		309,462	272,327
GMAC LLC, 6.000%, 12/15/2011		1,305,000	1,055,667
GMAC LLC, 6.875%, 8/28/2012		224,000	171,938
GMAC LLC, 7.000%, 2/01/2012		253,000	202,020
GMAC LLC, 7.500%, 12/31/2013		682,000	477,400
GMAC LLC, 8.000%, 12/31/2018		1,460,000	730,000
GMAC LLC, 8.000%, 11/01/2031		181,000	107,585
iStar Financial, Inc., 5.500%, 6/15/2012		85,000	26,775
iStar Financial, Inc., 5.650%, 9/15/2011		135,000	43,200

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., 5.875%, 3/15/2016	$30,000	$8,550
iStar Financial, Inc., 6.050%, 4/15/2015	30,000	8,850
iStar Financial, Inc., 8.625%, 6/01/2013	2,495,000	773,450
iStar Financial, Inc., Series B, 5.700%, 3/01/2014	95,000	29,450
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,245,000	392,175

		25,748,947

Oil Field Services – 0.1%
North American Energy Partners, Inc., 8.750%, 12/01/2011	1,000,000	760,000

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018	2,000,000	1,780,000

Paper – 1.9%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	650,000	45,500
Georgia-Pacific LLC, 7.250%, 6/01/2028	2,000,000	1,220,000
Georgia-Pacific LLC, 7.375%, 12/01/2025	2,868,000	1,835,520
Georgia-Pacific LLC, 7.750%, 11/15/2029	6,005,000	3,783,150
Georgia-Pacific LLC, 8.000%, 1/15/2024	132,000	89,100
International Paper Co., 4.250%, 1/15/2009	700,000	699,759
Jefferson Smurfit Corp., 7.500%, 6/01/2013	335,000	58,625
Westvaco Corp., 7.950%, 2/15/2031	1,045,000	720,032
Westvaco Corp., 8.200%, 1/15/2030	1,080,000	821,971
Weyerhaeuser Co., 7.375%, 3/15/2032	1,565,000	1,016,076

		10,289,733

Pharmaceuticals – 0.5%
Elan Financial PLC, 7.750%, 11/15/2011	4,235,000	2,498,650
Elan Financial PLC, 8.875%, 12/01/2013	335,000	174,200

		2,672,850

Pipelines – 1.9%
DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,740,000	1,263,912
El Paso Corp., 6.950%, 6/01/2028	925,000	559,170
El Paso Corp., 12.000%, 12/12/2013	2,195,000	2,151,100
El Paso Corp., MTN, 7.800%, 8/01/2031	250,000	162,876
Enterprise Products Operating LLP, 6.300%, 9/15/2017	1,550,000	1,311,870
Knight, Inc., 6.500%, 9/01/2012	90,000	76,050
Knight, Inc., Senior Note, 5.150%, 3/01/2015	305,000	227,225
Plains All American Pipeline LP, 6.125%, 1/15/2017	1,785,000	1,419,416
Plains All American Pipeline LP, 6.650%, 1/15/2037	3,850,000	2,649,069
Williams Cos., Inc. (The), 7.500%, 1/15/2031	1,000,000	670,000

		10,490,688

Property & Casualty Insurance – 1.5%
Allstate Corp., 5.950%, 4/01/2036	540,000	457,161
Axis Capital Holdings Ltd., 5.750%, 12/01/2014	80,000	52,840
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	1,190,000	1,055,742
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	775,000	690,312
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	180,000	132,606
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	1,545,000	787,950
Travelers Cos., Inc. (The), 6.250%, 6/15/2037	1,925,000	1,850,832
Travelers Property Casualty Corp., 6.375%, 3/15/2033	1,400,000	1,324,928

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Property & Casualty Insurance – continued
White Mountains RE Group, 6.375%, 3/20/2017, 144A		$2,140,000		$1,769,690

				8,122,061

Railroads – 0.3%
CSX Corp., MTN, 6.000%, 10/01/2036		1,575,000		1,247,457
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)		500,000		235,000

				1,482,457

REITs – 0.8%
Camden Property Trust, 5.700%, 5/15/2017		1,495,000		971,750
Colonial Realty LP, 4.750%, 2/01/2010		15,000		14,000
Duke Realty LP, 5.950%, 2/15/2017		210,000		104,917
ERP Operating LP, 5.125%, 3/15/2016		70,000		49,526
Highwoods Properties, Inc., 5.850%, 3/15/2017		2,560,000		1,583,601
Highwoods Properties, Inc., 7.500%, 4/15/2018		475,000		308,233
Prologis, 5.625%, 11/15/2015		100,000		49,000
Prologis, 5.750%, 4/01/2016		80,000		39,897
Realty Income Corp., 6.750%, 8/15/2019		1,000,000		578,715
Simon Property Group LP, 5.250%, 12/01/2016		1,000,000		638,983

				4,338,622

Restaurants – 0.1%
McDonald’s Corp., 3.628%, 10/10/2010	SGD	1,000,000		716,631

Retailers – 1.4%
Dillard’s, Inc., 7.750%, 7/15/2026		1,025,000		322,875
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000		836,000
Home Depot, Inc. (The), 5.875%, 12/16/2036		4,283,000		3,358,309
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		2,110,000		1,277,179
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		575,000		404,881
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		1,166,400
Toys R Us, Inc., 7.875%, 4/15/2013		750,000		292,500

				7,658,144

Sovereigns – 19.7%
Canadian Government, 2.750%, 12/01/2010	CAD	12,760,000		10,657,313
Canadian Government, 3.750%, 9/01/2011	CAD	18,145,000		15,621,456
Canadian Government, 3.750%, 6/01/2012	CAD	14,255,000		12,399,483
Canadian Government, 3.750%, 6/01/2019	CAD	7,385,000		6,450,643
Canadian Government, 4.250%, 9/01/2009	CAD	16,520,000		13,678,346
Canadian Government, 4.250%, 6/01/2018	CAD	9,615,000		8,789,411
Canadian Government, 5.250%, 6/01/2012	CAD	22,355,000		20,347,487
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		231,274
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	7,590,000,000		446,784
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(†††)	906,416
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(†††)	2,155,273
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	1,015,000	(†††)	7,667,928
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000		2,380,657
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	845,000		614,285

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Republic of Brazil, 10.250%, 1/10/2028	BRL	14,885,000	$5,744,640
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000	277,391
Republic of Iceland, 7.000%, 3/17/2010	ISK	21,715,000	120,660
Republic of Iceland, 8.500%, 6/12/2009	ISK	29,080,000	168,768

			108,658,215

Supermarkets – 1.2%
Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000	4,202,175
Albertson’s, Inc., 7.750%, 6/15/2026		1,470,000	896,700
Albertson’s, Inc., 8.000%, 5/01/2031		565,000	339,000
Albertson’s, Inc., 8.700%, 5/01/2030		5,000	3,225
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		1,745,000	924,850
American Stores Co., 8.000%, 6/01/2026		25,000	15,625

			6,381,575

Supranational – 5.5%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	20,000,000	118,642
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	6,000,000	4,818,080
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	30,000,000	11,738,851
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	19,735,000	12,566,755
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	210,000,000	1,205,425
Nordic Investment Bank, EMTN, 11.250%, 4/16/2009	ISK	4,800,000	27,858

			30,475,611

Technology – 2.2%
Agilent Technologies, Inc., 6.500%, 11/01/2017		4,515,000	3,103,625
Amkor Technology, Inc., 7.125%, 3/15/2011		725,000	487,563
Amkor Technology, Inc., 7.750%, 5/15/2013		470,000	267,900
Arrow Electronics, Inc., 6.875%, 7/01/2013		2,850,000	2,576,942
Avnet, Inc., 6.000%, 9/01/2015		1,645,000	1,259,639
Avnet, Inc., 6.625%, 9/15/2016		130,000	107,349
Corning, Inc., 6.200%, 3/15/2016		250,000	213,692
Corning, Inc., 6.850%, 3/01/2029		450,000	347,685
Corning, Inc., 7.250%, 8/15/2036		1,175,000	946,575
Lucent Technologies, Inc., 6.450%, 3/15/2029		250,000	100,000
Motorola, Inc., 5.220%, 10/01/2097		515,000	171,245
Motorola, Inc., 6.500%, 11/15/2028		815,000	360,046
Motorola, Inc., 6.625%, 11/15/2037		995,000	467,650
Nortel Networks Capital Corp., 7.875%, 6/15/2026		150,000	9,000
Nortel Networks Ltd., 6.875%, 9/01/2023		1,325,000	79,500
Nortel Networks Ltd., 10.125%, 7/15/2013		1,000,000	250,000
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		1,100,100	1,148,252

			11,896,663

Textile – 0.1%
Kellwood Co., 7.625%, 10/15/2017(c)		3,250,000	292,500

Tobacco – 0.6%
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	2,635,369

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Tobacco – continued
Reynolds American, Inc., 7.250%, 6/15/2037		$810,000	$545,429

			3,180,798

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(c)		2,500,000	1,319,800
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016(g)		1,326,184	994,638
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(g)		394,351	343,085
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(g)		1,500,291	1,155,224

			3,812,747

Wireless – 1.2%
ALLTEL Corp., 6.800%, 5/01/2029		150,000	130,500
ALLTEL Corp., 7.875%, 7/01/2032		1,395,000	1,360,125
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		4,585,000	1,925,700
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		745,000	316,625
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,745,000	732,900
Sprint Capital Corp., 6.875%, 11/15/2028		1,262,000	750,890
Sprint Capital Corp., 6.900%, 5/01/2019		1,150,000	816,500
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	633,090

			6,666,330

Wirelines – 6.3%
AT&T Corp., 6.500%, 3/15/2029		355,000	343,844
AT&T, Inc., 6.500%, 9/01/2037		6,600,000	7,108,134
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	155,000	106,064
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	195,000	127,945
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	690,000	491,859
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	373,147
Embarq Corp., 7.082%, 6/01/2016		235,000	180,950
Embarq Corp., 7.995%, 6/01/2036		200,000	135,000
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(b)		75,000	375
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	290,000
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		3,305,000	2,164,775
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		7,205,000	4,323,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		350,000	232,750
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		775,000	484,375
Qwest Corp., 6.875%, 9/15/2033		790,000	470,050
Telecom Italia Capital, 6.000%, 9/30/2034		1,330,000	917,700
Telecom Italia Capital, 6.375%, 11/15/2033		1,320,000	924,000
Telefonica Emisiones SAU, 7.045%, 6/20/2036		11,330,000	12,367,046
Verizon Communications, Inc., 5.850%, 9/15/2035		3,975,000	3,954,926

			34,995,940

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $600,475,835)			486,609,189

CONVERTIBLE BONDS – 3.4%
Healthcare – 0.0%
Affymetrix, Inc., 3.500%, 1/15/2038		604,000	233,295

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011		1,290,000	685,313

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	$455,783	$131,607
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(h)	500,000	245,000

		376,607

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 4.383%, 10/01/2012(e)	380,000	110,200

Pharmaceuticals – 1.1%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(c)(f)	250,000	50,000
Human Genome Sciences, Inc., 2.250%, 8/15/2012	100,000	27,250
Nektar Therapeutics, 3.250%, 9/28/2012	1,065,000	625,688
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	1,035,000	934,087
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,095,000	947,175
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	2,770,000	3,787,975

		6,372,175

Pipelines – 0.3%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012	1,676,000	1,553,652

REITs – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,430,000	924,137

Technology – 0.7%
Avnet, Inc., 2.000%, 3/15/2034	1,270,000	1,249,363
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,585,000	1,617,731
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	380,000	252,700
Maxtor Corp., 5.750%, 3/01/2012(c)	408,000	306,000
Nortel Networks Corp., 2.125%, 4/15/2014	248,000	34,720
Richardson Electronics Ltd., 7.750%, 12/15/2011	263,000	223,550

		3,684,064

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	74,000	66,600

Wirelines – 0.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010	3,870,000	2,404,237
Level 3 Communications, Inc., 6.000%, 9/15/2009	2,685,000	2,443,350
Level 3 Communications, Inc., 6.000%, 3/15/2010	125,000	87,500

		4,935,087

TOTAL CONVERTIBLE BONDS (Identified Cost $23,213,754)		18,941,130

MUNICIPALS – 0.3%
Michigan – 0.3%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	2,480,000	1,439,045

TOTAL MUNICIPALS (Identified Cost $2,479,856)		1,439,045

TOTAL BONDS AND NOTES (Identified Cost $626,169,445)		506,989,364

BANK LOANS – 0.1%
Consumer Products – 0.0%
Mega Brands, Inc., Term Loan B, 8.750%, 7/26/2012(i)	333,278	83,320

11

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Food & Beverage – 0.0%
Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(i)	$17,547	$12,224
Dole Food Co., Inc., Term Loan, 2.715%, 4/12/2013(i)	11,430	7,963
Dole Food Co., Inc., Tranche C Term Loan, 4.701%, 4/12/2013(i)	55,586	38,725

		58,912

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(i)	1,658,463	503,459
Tribune Co., Tranche X, 7.084%, 6/04/2009(i)	74,971	20,885

		524,344

Wirelines – 0.0%
Hawaiian Telcom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(i)	475,000	180,500

TOTAL BANK LOANS (Identified Cost $2,146,542)		847,076

	Shares
PREFERRED STOCKS – 1.4%
CONVERTIBLE PREFERRED STOCKS – 0.8%
Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	79,845	721,000

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	25,075	626,875

Diversified Financial Services – 0.1%
Sovereign Capital Trust, 4.375%	30,343	576,517

Electric Utilities – 0.1%
AES Trust III, 6.750%	10,000	378,400

Machinery – 0.1%
United Rentals Trust, 6.500%	30,199	452,985

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	775	46,306
El Paso Energy Capital Trust I, 4.750%	20,200	516,363

		562,669

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	2,500	16,875

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	3,715	1,140,468

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $10,172,628)		4,475,789

NON-CONVERTIBLE PREFERRED STOCKS – 0.6%
Banking – 0.3%
Bank of America Corp., 7.250%	2,157	1,402,050

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust I, 6.000%(b)	2,075	10
Lehman Brothers Holdings, Inc., 5.670%(b)	3,878	16
Lehman Brothers Holdings, Inc., 5.940%(b)	4,120	—
Lehman Brothers Holdings, Inc., 6.500%(b)	18,030	27
Lehman Brothers Holdings, Inc., 7.250%(b)	2,025	1,013
Lehman Brothers Holdings, Inc., 7.950%(b)	18,522	28

12

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Capital Markets – continued
Merrill Lynch & Co., Inc., 6.375%	5,000	$74,650

		75,744

Diversified Financial Services – 0.1%
Preferred Blocker, Inc., 9.000%	1,121	280,250

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	6,938
Entergy New Orleans, Inc., 4.750%	2,876	241,584
MDU Resources Group, Inc., 5.100%	254	25,464
Public Service Electric & Gas Co., 4.180%	1,950	136,481
Union Electric Co., 4.500%	4,670	335,072
Xcel Energy, Inc., 4.110%	100	6,987

		752,526

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	20,975	348,185
Federal Home Loan Mortgage Corp., 5.000%(g)(j)	4,150	2,241
Federal Home Loan Mortgage Corp., 5.570%(g)(j)	63,750	20,400
Federal Home Loan Mortgage Corp., 5.660%(g)(j)	18,900	9,450
Federal Home Loan Mortgage Corp., 5.700%(g)(j)	6,550	3,472
Federal Home Loan Mortgage Corp., 5.790%(g)(j)	12,100	8,954
Federal Home Loan Mortgage Corp., 5.810%(g)(j)	4,250	2,338
Federal Home Loan Mortgage Corp., 5.900%(g)(j)	9,400	2,725
Federal Home Loan Mortgage Corp., 6.000%(g)(j)	5,350	3,477
Federal Home Loan Mortgage Corp., 6.420%(g)(j)	3,800	2,280
Federal Home Loan Mortgage Corp., 6.550%(g)(j)	24,825	7,447
Federal Home Loan Mortgage Corp., 8.375%(g)(j)	88,575	34,544
Federal National Mortgage Association, 4.750%(g)(j)	8,200	8,446
Federal National Mortgage Association, 5.125%(g)(j)	2,900	2,900
Federal National Mortgage Association, 5.375%(g)(j)	5,800	6,670
Federal National Mortgage Association, 5.810%(g)(j)	2,400	2,928
Federal National Mortgage Association, 6.750%(g)(j)	3,750	2,438
Federal National Mortgage Association, 8.250%(g)(j)	119,675	99,330

		568,225

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $11,201,082)		3,078,795

TOTAL PREFERRED STOCKS (Identified Cost $21,373,710)		7,554,584

COMMON STOCKS – 0.7%
Communications Equipment – 0.3%
Corning, Inc.	205,167	1,955,242

Containers & Packaging – 0.2%
Owens-Illinois, Inc.(g)	35,353	966,197

Oil, Gas & Consumable Fuels – 0.2%
Chesapeake Energy Corp.	54,259	877,368

13

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Value (†)
COMMON STOCKS – continued
TOTAL COMMON STOCKS (Identified Cost $5,013,153)		3,798,807

	Shares/Principal Amount (‡)
SHORT-TERM INVESTMENTS – 9.8%
State Street Navigator Securities Lending Prime Portfolio(k)	77,920	$77,920
Repurchase Agreement with State Street Corp. dated 12/31/2008 at 0.010%, to be repurchased at $28,353 on 1/2/2009 collateralized by $30,000 U.S. Treasury Bill, due 2/5/2009 valued at $29,999 including accrued interest(l)	$28,353	28,353
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $53,917,365 on 1/2/2009 collateralized by $55,065,000 Federal Home Loan Discount Note, due 3/31/2009 valued at $54,996,169, including accrued interest(l)	53,917,365	53,917,365

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $54,023,638)		54,023,638

TOTAL INVESTMENTS – 103.9% (Identified Cost $708,726,488)(a)		573,213,469
Other assets less liabilities—(3.9)%		(21,613,083)

NET ASSETS – 100.0%		$551,600,386

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

14

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $709,960,426 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,931,336
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(147,678,293)

Net unrealized depreciation	$(136,746,957)

(b)	Non-income producing due to bankruptcy filing.

(c)	Illiquid security. At December 31, 2008, the value of these securities amounted to $19,983,085 or 3.6% of net assets.

(d)	All or a portion of this security was on loan to brokers at December 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value (including accrued interest) of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2008 were $66,825 and $77,920, respectively.

(e)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(f)	Valued by management. At December 31, 2008, the value of these securities amounted to $5,550,364 or 1.0% of net assets.

(g)	Non-income producing security.

(h)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(i)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.

(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(k)	Represents investment of security lending collateral.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $47,465,239 or 8.6% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

LOC	Letter of Credit

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

15

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$61,370,232
Level 2 - Other Significant Observable Inputs	479,844,822
Level 3 - Significant Unobservable Inputs	31,998,415

Total	$573,213,469

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Other Financial Instruments
Balance as of September 30, 2008	$14,822,184
Realized gain (loss)	(1,164,960)
Change in unrealized appreciation (depreciation)	(6,339,551)
Net purchases (sales)	6,130,436
Net reclassifications to/from Level 3	18,550,306

Balance as of December 31, 2008	$31,998,415

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

16

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Sovereigns	19.7%
Wirelines	7.2
Banking	6.9
Supranational	5.5
Non-Captive Diversified	4.7
Media Cable	4.6
Local Authorities	4.0
Electric	3.9
Technology	2.9
Independent Energy	2.4
Pipelines	2.2
Non-Captive Consumer	2.1
Healthcare	2.1
Other investments, less than 2% each	25.9
Short-Term Investments	9.8

Total Investments	103.9
Other assets less liabilities	(3.9)

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	66.0%
Canadian Dollar	21.6
Brazilian Real	4.3
New Zealand Dollar	3.3
Other, less than 2% each	8.7

Total Investments	103.9
Other assets less liabilities	(3.9)

Net Assets	100.0%

17

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.8% of Net Assets
NON-CONVERTIBLE BONDS – 93.8%
Argentina – 0.3%
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		$8,050,000	$4,186,000

Australia – 0.7%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	16,675,000	12,252,299

Austria – 3.2%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010	JPY	4,338,000,000	48,505,731
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A		7,350,000	4,899,694

			53,405,425

Belgium – 2.4%
Kingdom of Belgium, 5.500%, 9/28/2017	EUR	25,555,000	40,127,658

Bermuda – 0.5%
Noble Group Ltd., 8.500%, 5/30/2013, 144A		5,500,000	3,795,000
White Mountains RE Group, 6.375%, 3/20/2017, 144A		5,000,000	4,134,790

			7,929,790

Brazil – 0.4%
ISA Capital Do Brasil SA, 7.875%, 1/30/2012, 144A		1,100,000	1,039,500
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A		1,170,000	690,300
Republic of Brazil, 10.250%, 1/10/2028	BRL	11,250,000	4,341,767

			6,071,567

Canada – 1.9%
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,280,000	3,044,122
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	4,035,000	2,761,091
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	160,000	104,980
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	385,000	274,443
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	1,921,707
Bombardier, Inc., 7.250%, 11/15/2016, 144A	EUR	1,000,000	834,030
Canadian Government, 4.250%, 9/01/2009	CAD	600,000	496,792
Canadian Government, 4.500%, 6/01/2015	CAD	3,813,000	3,524,176
Canadian Pacific Railway Co., 5.750%, 3/15/2033		810,000	560,049
Canadian Pacific Railway Co., 5.950%, 5/15/2037		1,745,000	1,230,550
Kinder Morgan Finance, 5.700%, 1/05/2016		5,705,000	4,250,225
Province of Quebec, 1.600%, 5/09/2013	JPY	766,000,000	8,742,143
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	4,215,000	2,986,487

			30,730,795

Cayman Islands – 1.0%
Embraer Overseas Ltd., 6.375%, 1/24/2017		5,580,000	3,989,700
LPG International, Inc., 7.250%, 12/20/2015		3,010,000	2,709,000
Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A		4,650,000	3,720,000
Vale Overseas Ltd., 6.875%, 11/21/2036		6,578,000	5,970,851

			16,389,551

France – 7.4%
Alcatel-Lucent, EMTN, 6.375%, 4/07/2014	EUR	6,050,000	5,634,564
BNP Paribas, (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049	EUR	3,100,000	2,807,844
France Telecom SA, EMTN, 3.625%, 10/14/2015	EUR	3,085,000	3,986,114
France Telecom SA, EMTN, 4.750%, 2/21/2017	EUR	4,010,000	5,146,118
Government of France, 5.000%, 10/25/2016	EUR	37,070,000	57,800,939
Lafarge SA, EMTN, 4.750%, 3/23/2020	EUR	3,335,000	2,985,464

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
France – continued
Lafarge SA, EMTN, 5.375%, 6/26/2017	EUR	2,950,000	$2,850,941
PPR SA, EMTN, 4.000%, 1/29/2013	EUR	3,235,000	3,835,288
Veolia Environnement, 6.000%, 6/01/2018		15,465,000	13,708,269
Veolia Environnement, EMTN, 4.000%, 2/12/2016	EUR	2,255,000	2,689,062
Veolia Environnement, EMTN, 5.125%, 5/24/2022	EUR	3,970,000	4,572,840
Vivendi, 3.875%, 2/15/2012	EUR	2,405,000	3,171,569
Wendel, 4.375%, 8/09/2017	EUR	4,550,000	3,301,866
Wendel, 4.875%, 5/26/2016	EUR	10,150,000	7,368,905
WPP Finance SA, 5.250%, 1/30/2015	EUR	2,400,000	2,275,132

			122,134,915

Germany – 9.4%
Bertelsmann AG, EMTN, 3.625%, 10/06/2015	EUR	9,620,000	11,499,620
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017	EUR	10,840,000	15,971,619
Bundesrepublik Deutschland, Series 97, 6.500%, 7/04/2027	EUR	5,040,000	9,533,978
Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014	JPY	1,494,000,000	16,475,235
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010	EUR	15,925,000	22,081,391
Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037	JPY	1,140,000,000	12,862,243
Kreditanstalt fuer Wiederaufbau, Series INTL, 1.850%, 9/20/2010	JPY	834,000,000	9,388,844
Muenchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	31,180,000	45,320,544
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	11,377,178

			154,510,652

Hong Kong – 0.9%
HKCG Finance Ltd., 6.250%, 8/07/2018, 144A		14,000,000	14,656,544

India – 0.9%
Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021		17,350,000	11,560,895
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		7,800,000	4,095,874

			15,656,769

Indonesia – 0.7%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		13,125,000	10,893,750

Ireland – 2.2%
Depfa ACS Bank, EMTN, 1.650%, 12/20/2016	JPY	5,200,000,000	37,013,789

Italy – 0.1%
Telecom Italia SpA, EMTN, 5.375%, 1/29/2019	EUR	1,500,000	1,618,163

Japan – 1.7%
Development Bank of Japan, 1.750%, 3/17/2017	JPY	1,400,000,000	16,379,691
Japan Finance Corp. for Small and Medium Enterprises, 1.100%, 9/20/2011	JPY	1,000,000,000	11,014,870

			27,394,561

Korea – 0.6%
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A		1,610,000	1,320,200
SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A		11,225,000	9,343,757

			10,663,957

Luxembourg – 0.3%
Telecom Italia Capital, 5.250%, 10/01/2015		1,660,000	1,263,675
Telecom Italia Capital, 6.375%, 11/15/2033		1,910,000	1,337,000

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Luxembourg – continued
Telecom Italia Capital SA, 4.950%, 9/30/2014		$3,990,000		$3,037,388

				5,638,063

Mexico – 1.1%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		3,920,000		2,665,600
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015		8,210,000		5,911,200
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	1,373,000	(††)	9,702,262

				18,279,062

Netherlands – 3.5%
Bite Finance International, 6.829%, 3/15/2014, 144A(b)	EUR	2,820,000		1,136,782
Cemex Finance Europe BV, 4.750%, 3/05/2014	EUR	12,717,000		7,809,812
Kingdom of Netherlands, 5.500%, 1/15/2028	EUR	12,995,000		21,840,969
Koninklijke KPN NV, 6.500%, 1/15/2016	EUR	400,000		547,129
Koninklijke KPN NV, GMTN, 4.750%, 1/17/2017	EUR	13,445,000		16,639,566
Linde Finance BV, EMTN, 4.750%, 4/24/2017	EUR	3,865,000		4,871,357
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,340,000		1,736,800
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	1,000,000		1,014,736
Wolters Kluwer NV, 5.125%, 1/27/2014	EUR	1,635,000		2,096,139

				57,693,290

Norway – 2.4%
Norway Government Bond, 5.500%, 5/15/2009	NOK	224,220,000		32,175,847
Norway Government Bond, 6.500%, 5/15/2013	NOK	51,400,000		8,317,652

				40,493,499

Poland – 0.8%
Republic of Poland, Series 2BR, 1.020%, 6/09/2009	JPY	1,200,000,000		13,122,877

South Africa – 0.9%
Edcon Proprietary Ltd., 6.579%, 6/15/2014, 144A(b)	EUR	8,335,000		4,634,424
Republic of South Africa, EMTN, 4.500%, 4/05/2016	EUR	9,090,000		9,485,505

				14,119,929

Supranational – 5.9%
Asia Development Bank, 2.350%, 6/21/2027	JPY	1,700,000,000		18,587,386
European Investment Bank, 1.400%, 6/20/2017	JPY	6,989,300,000		75,153,749
European Investment Bank, EMTN, Zero Coupon Bond, 4/24/2013. 144A(c)	IDR	90,681,660,000		3,965,035

				97,706,170

Switzerland – 0.7%
Credit Suisse London, EMTN, 6.125%, 8/05/2013	EUR	8,065,000		11,504,513

United Arab Emirates – 1.6%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A(d)		15,445,000		13,247,053
DP World Ltd., 6.850%, 7/02/2037, 144A(d)		26,000,000		13,391,768

				26,638,821

United Kingdom – 3.9%
British Sky Broadcasting Group PLC, 6.100%, 2/15/2018, 144A		9,150,000		7,513,056
BSKYB Finance UK PLC, 5.750%, 10/20/2017	GBP	4,300,000		5,207,436
Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013	EUR	3,300,000		3,753,202
Lloyds TSB Bank PLC, (fixed rate to 5/12/2017, variable rate thereafter), 4.385% ,5/29/2049	EUR	5,225,000		4,160,969
Lloyds TSB Group PLC, 5.875%, 7/08/2014	EUR	1,235,000		1,722,146

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United Kingdom – continued
Network Rail MTN Finance PLC, EMTN, 4.875%, 3/06/2009	GBP	6,200,000	$8,970,060
Rexam PLC, 6.750%, 6/01/2013, 144A(c)		13,775,000	13,464,925
Standard Chartered Bank, EMTN, 6.750%, 4/27/2009	GBP	800,000	1,157,248
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	11,045,000	17,971,026
Vodafone Group PLC, 5.750%, 3/15/2016		435,000	415,245

			64,335,313

United States – 37.8%
Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017	GBP	5,960,000	7,112,264
Albertson’s, Inc., 7.450%, 8/01/2029		5,544,000	3,575,880
Albertson’s, Inc., 7.750%, 6/15/2026		50,000	30,500
Albertson’s, Inc., 8.000%, 5/01/2031		1,000,000	600,000
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		830,000	439,900
American Express Co., 6.150%, 8/28/2017		995,000	959,238
American Express Co., 7.000%, 3/19/2018		4,845,000	4,898,993
American Express Issuance Trust, Series 2005-2, Class A, 1.265%, 8/15/2013(b)		9,680,000	7,805,671
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	16,300,000	8,226,796
Biogen Idec, Inc., 6.000%, 3/01/2013		10,850,000	10,731,594
Bristol-Myers Squibb Co., 4.625%, 11/15/2021	EUR	3,700,000	4,485,652
Cargill, Inc., 5.600%, 9/15/2012, 144A		5,595,000	5,268,414
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	208,507
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,990,000	1,522,350
Chesapeake Energy Corp., 6.875%, 11/15/2020		5,615,000	4,042,800
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015		3,490,000	3,210,800
CIT Group, Inc., 5.500%, 12/01/2014	GBP	11,655,000	8,994,745
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	1,100,000	860,674
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,000,000	755,058
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	450,000	356,211
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	4,150,000	3,212,494
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	2,100,000	1,728,208
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,200,000	906,208
Citi Credit Card Issuance Trust, Series 2001-A4, 5.375%, 4/10/2013	EUR	5,130,000	6,875,208
Citigroup, Inc., 5.000%, 9/15/2014		19,620,000	17,257,399
Comcast Corp., 4.950%, 6/15/2016		6,300,000	5,679,003
Comcast Corp., 5.900%, 3/15/2016		3,360,000	3,208,178
Comcast Corp., 6.950%, 8/15/2037		3,444,000	3,626,711
Corning, Inc., 5.900%, 3/15/2014		1,675,000	1,461,218
Corning, Inc., 6.200%, 3/15/2016		3,670,000	3,137,002
Couche-Tard US/Finance, 7.500%, 12/15/2013		3,775,000	2,982,250
CSX Corp., 5.600%, 5/01/2017		859,000	763,128
CSX Corp., 6.000%, 10/01/2036		5,358,000	4,243,729
CSX Corp., 6.250%, 3/15/2018(d)		8,075,000	7,427,175
CVS Caremark Corp., 5.750%, 6/01/2017		20,796,000	19,578,789
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		7,283,151	4,606,593
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		2,023,387	1,021,810
Embarq Corp., 7.995%, 6/01/2036		3,605,000	2,433,375

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Energy Transfer Partners LP, 6.700%, 7/01/2018		$9,230,000	$7,779,893
Erac USA Finance Co., 6.375%, 10/15/2017, 144A		9,110,000	6,322,449
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		10,571,000	5,822,253
Federal National Mortgage Association, 2.290%, 2/19/2009	SGD	16,200,000	11,257,873
Frontier Communications Corp., 6.250%, 1/15/2013		11,175,000	9,498,750
Frontier Communications Corp., 7.125%, 3/15/2019		1,205,000	807,350
Frontier Communications Corp., 9.000%, 8/15/2031		1,795,000	1,130,850
General Electric Capital Corp., EMTN, 0.750%, 2/05/2009	JPY	1,365,000,000	15,033,687
General Electric Capital Corp., EMTN, 1.000%, 3/21/2012	JPY	2,035,000,000	18,924,647
General Electric Capital Corp., EMTN, 1.500%, 4/26/2012	JPY	276,000,000	2,626,025
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	800,000	491,130
Georgia-Pacific LLC, 7.125%, 1/15/2017, 144A		1,860,000	1,562,400
Georgia-Pacific LLC, 7.250%, 6/01/2028(d)		4,540,000	2,769,400
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	121,500
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,805,000	1,245,450
Goldman Sachs Group, Inc. (The), 4.426%, 5/23/2016(b)	EUR	8,500,000	7,998,258
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		1,705,000	1,524,412
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		910,000	819,572
Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038	GBP	4,555,000	4,533,186
Goldman Sachs Group, Inc. (The), 7.250%, 4/10/2028	GBP	2,050,000	2,806,777
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037(d)		11,075,000	10,052,617
Harley-Davidson Funding Corp., Series C, 6.800%, 6/15/2018, 144A		13,795,000	7,444,155
HCA, Inc., 5.750%, 3/15/2014		765,000	462,825
HCA, Inc., 6.250%, 2/15/2013		500,000	312,500
HCA, Inc., 6.375%, 1/15/2015		1,170,000	713,700
HCA, Inc., 6.500%, 2/15/2016		2,360,000	1,451,400
HCA, Inc., 7.690%, 6/15/2025		625,000	275,000
HCA, Inc., MTN, 7.580%, 9/15/2025		614,000	283,632
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	4,004,400
Home Depot, Inc. (The), 5.875%, 12/16/2036		7,900,000	6,194,406
Host Hotels & Resorts LP, 6.875%, 11/01/2014		4,255,000	3,276,350
Host Marriott LP, Series O, 6.375%, 3/15/2015		6,040,000	4,499,800
Host Marriott LP, Series Q, 6.750%, 6/01/2016		3,745,000	2,733,850
International Paper Co., 7.950%, 6/15/2018		7,630,000	6,030,447
JPMorgan Chase & Co., 5.125%, 9/15/2014		15,965,000	15,471,330
JPMorgan Chase & Co., 5.150%, 10/01/2015		6,000,000	5,665,542
JPMorgan Chase & Co., (fixed rate to 4/30/2018, variable rate thereafter), 7.900%, 4/29/2049		13,425,000	11,167,318
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		10,800,000	9,217,422
KLA-Tencor Corp., 6.900%, 5/01/2018		9,750,000	7,374,227
Kraft Foods, Inc., 6.875%, 2/01/2038		8,065,000	8,059,395
L-3 Communications Corp., 5.875%, 1/15/2015		1,935,000	1,741,500
L-3 Communications Corp., 6.125%, 7/15/2013		300,000	276,000
L-3 Communications Corp., 6.125%, 1/15/2014		280,000	254,100
Level 3 Financing, Inc., 8.750%, 2/15/2017		570,000	287,850
Lucent Technologies, Inc., 6.450%, 3/15/2029		7,950,000	3,180,000
Medco Health Solutions, Inc., 7.125%, 3/15/2018		9,465,000	8,746,550

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015		$8,155,000	$7,784,760
Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018		16,910,000	17,688,300
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(b)		5,755,000	4,990,805
Morgan Stanley, 4.750%, 4/01/2014		9,080,000	6,917,952
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,010,000	2,377,945
Motorola, Inc., 6.625%, 11/15/2037		6,000,000	2,820,000
Nabors Industries, Inc., 6.150%, 2/15/2018		6,235,000	5,364,239
National Semiconductor Corp., 6.150%, 6/15/2012		9,275,000	8,307,089
News America, Inc., 6.150%, 3/01/2037		5,730,000	5,346,251
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		5,475,000	2,299,500
NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A		8,320,000	7,895,838
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		1,740,000	1,566,338
NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A		1,740,000	1,417,448
Nisource Finance Corp., 6.400%, 3/15/2018		5,925,000	3,697,656
Owens & Minor, Inc., 6.350%, 4/15/2016(c)		5,630,000	4,744,266
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,170,000	2,352,797
Petrobras International Finance Co., 5.875%, 3/01/2018		15,600,000	14,024,400
Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015	EUR	8,100,000	10,980,728
Prologis, 6.625%, 5/15/2018		15,685,000	7,502,496
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	560,025
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		250,000	150,000
Qwest Capital Funding, Inc., 7.250%, 2/15/2011		1,435,000	1,205,400
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		1,845,000	1,153,125
Qwest Corp., 6.500%, 6/01/2017		734,000	543,160
Qwest Corp., 6.875%, 9/15/2033		1,815,000	1,079,925
Qwest Corp., 7.200%, 11/10/2026		100,000	64,500
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,109,520
Qwest Corp., 7.250%, 10/15/2035		5,165,000	3,228,125
Qwest Corp., 7.500%, 6/15/2023		5,285,000	3,699,500
RBS Capital Trust, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049	EUR	4,485,000	2,720,679
Reynolds American, Inc., 6.750%, 6/15/2017		9,755,000	7,743,383
Rogers Communications, Inc. , Class B, 7.500%, 8/15/2038		4,270,000	4,627,040
SLM Corp., Series A, MTN, 4.000%, 1/15/2010		2,815,000	2,548,118
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		6,465,000	4,625,837
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		325,000	219,334
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		535,000	404,692
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		5,825,000	4,605,367
Sprint Capital Corp., 6.900%, 5/01/2019		2,500,000	1,775,000
Sprint Nextel Corp., 6.000%, 12/01/2016		6,775,000	4,776,375
SUPERVALU, Inc., 7.500%, 11/15/2014		1,735,000	1,422,700
Textron, Inc., 3.875%, 3/11/2013	EUR	11,350,000	12,013,709
Time Warner, Inc., 6.625%, 5/15/2029		7,255,000	6,433,683
Time Warner, Inc., 6.950%, 1/15/2028		2,055,000	1,895,220
TXU Corp., Series P, 5.550%, 11/15/2014		1,390,000	649,447
TXU Corp., Series Q, 6.500%, 11/15/2024		12,560,000	4,443,577

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
TXU Corp., Series R, 6.550%, 11/15/2034		$2,700,000	$911,498
U.S. Treasury Note, 4.750%, 2/28/2009(d)		2,500,000	2,517,870
Union Pacific Corp., 5.375%, 6/01/2033		1,198,000	956,675
Union Pacific Corp., 5.650%, 5/01/2017		4,190,000	4,019,593
UnitedHealth Group, Inc., 5.800%, 3/15/2036		2,495,000	1,900,918
UnitedHealth Group, Inc., 6.000%, 2/15/2018		23,035,000	21,252,851
Wells Fargo & Co., 4.625%, 11/02/2035	GBP	12,030,000	14,326,253

			624,148,610

Uruguay – 0.6%
Republic of Uruguay, 4.250%, 4/05/2027	UYU	460,024,789	9,869,270

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $1,774,745,875)			1,549,185,602

CONVERTIBLE BONDS – 0.0%
United States – 0.0%
Level 3 Communications, Inc., 3.500%, 6/15/2012		700,000	246,750

TOTAL CONVERTIBLE BONDS (Identified Cost $587,238)			246,750

TOTAL BONDS AND NOTES (Identified Cost $1,775,333,113)			1,549,432,352

		Shares
PREFERRED STOCKS – 1.6%
NON-CONVERTIBLE PREFERRED STOCKS – 1.6%
United States – 1.6%
Bank of America Corp., 8.200%		1,091,125	22,095,281
Federal Home Loan Mortgage Corp., 8.375%(e)(f)		505,450	197,125
Federal National Mortgage Association, 8.250%(e)(f)		998,425	828,693
Merrill Lynch & Co., Inc., 8.625%		179,000	3,540,620

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $69,882,711)			26,661,719

TOTAL PREFERRED STOCKS (Identified Cost $69,882,711)			26,661,719

		Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008 at 0.000% to be repurchased at $21,079,917 on 1/02/2009 collateralized by $7,380,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $7,619,850 and $13,365,000 Federal National Mortgage Association, 4.330% due 7/28/2011 valued at $13,882,894, including accrued interest(g) (Identified Cost $21,079,917)		$21,079,917	21,079,917

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

TOTAL INVESTMENTS – 96.7% (Identified Cost $1,866,295,741)(a)	1,597,173,988
Other assets less liabilities—3.3%	54,369,671

NET ASSETS – 100.0%	$1,651,543,659

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. All forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $1,871,412,111 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$55,728,789
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(329,966,912)

Net unrealized depreciation	$(274,238,123)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $9,854,106 of which $1,046,616 expires on September 30, 2014: $5,497,643 expires on September 30, 2015 and $3,309,847 expires on September 30, 2016. At September 30, 2008 post-October capital loss deferrals were $9,216,441. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	Illiquid security. At December 31, 2008, the value of these securities amounted to $22,174,226 or 1.3% of net assets.

(d)	All or portion of this security is held as collateral for open forward contracts.

(e)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(f)	Non-income producing security.

(g)	It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $176,015,089 or10.7% of net assets.

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MTN	Medium Term Note

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen; MXN: Mexican Peso; NOK: Norwegian Krone; SGD: Singapore Dollar; UYU: Uruguayan Peso

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$46,912,944
Level 2 - Other Significant Observable Inputs	1,513,118,440
Level 3 – Significant Unobservable Inputs	37,142,604

Total	$1,597,173,988

Forwards Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	(985,594)
Level 3 – Significant Unobservable Inputs	—

Total	$(985,594)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$48,132,296
Realized gain (loss)	(313,811)
Change in unrealized appreciation (depreciation)	(2,005,219)
Net purchases (sales)	(1,346,326)
Net reclassifications to/from Level 3	(7,324,336)

Balance as of December 31, 2008	$37,142,604

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy	6/15/2009	Chinese Yuan Renminbi	173,000,000	$24,936,467	$(1,508,045)
Sell	6/15/2009	Chinese Yuan Renminbi	173,000,000	24,936,467	1,061,225
Buy	1/15/2009	Singapore Dollar	4,000,000	2,775,340	(7,015)
Sell	1/15/2009	Singapore Dollar	32,250,000	22,376,660	(531,759)

Total					$(985,594)

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Banking	13.7%
Sovereigns	9.9
Treasuries	8.3
Supranational	5.9
Wirelines	4.4
Government Sponsored	4.3
Non-Captive Diversified	4.0
Government Guaranteed	2.9
Healthcare	2.6
Government Owned - No Guarantee	2.5
Retailers	2.3
Pipelines	2.2
Brokerage	2.0
Other Investments, less than 2% each	30.4
Short-Term Investment	1.3

Total Investments	96.7
Other assets less liabilities (including open Forward Foreign Currency Contracts)	3.3

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	41.8%
Euro	24.8
Japanese Yen	18.4
British Pound	4.6
Norwegian Krone	2.5
Other, less than 2% each	4.6

Total Investments	96.7
Other assets less liabilities (including open Forward Foreign Currency Contracts)	3.3

Net Assets	100.0%

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 85.9% of Net Assets
NON-CONVERTIBLE BONDS – 82.0%
ABS Car Loan – 1.3%
Capital One Auto Finance Trust, Series 2006-C, Class A4, 1.225%, 5/15/2013(b)	$170,000	$117,843
Capital One Auto Finance Trust, Series 2007-C, Class A3B, 1.705%, 4/16/2012(b)	500,000	436,041
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	185,000	133,267

		687,151

Aerospace & Defense – 0.7%
Bombardier, Inc., 7.450%, 5/01/2034, 144A	585,000	371,475

Airlines – 2.2%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	76,128	45,677
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018	84,214	57,266
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018	218,784	153,149
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	15,128	9,380
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	70,240	40,739
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	175,428	121,045
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	233,734	147,837
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	738,392	372,888
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	540,000	270,000

		1,217,981

Automotive – 3.6%
Cummins, Inc., 6.750%, 2/15/2027	139,000	104,314
Ford Motor Co., 6.625%, 2/15/2028	165,000	36,300
Ford Motor Co., 6.625%, 10/01/2028	1,470,000	323,400
Ford Motor Co., 7.125%, 11/15/2025	35,000	8,225
Ford Motor Co., 7.450%, 7/16/2031	695,000	194,600
Ford Motor Co., 7.500%, 8/01/2026	110,000	25,850
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	825,000	570,015
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	370,000	270,288
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	100,000	65,137
General Motors Corp., 7.400%, 9/01/2025	45,000	6,750
General Motors Corp., 8.250%, 7/15/2023	1,060,000	159,000
General Motors Corp., 8.375%, 7/15/2033	25,000	4,062
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	320,000	160,000

		1,927,941

Brokerage – 0.2%
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(c)	245,000	25
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(c)	60,000	6
Nuveen Investments, Inc., 10.500%, 11/15/2015, 144A	550,000	110,000

		110,031

Building Materials – 0.8%
Owens Corning, Inc., 6.500%, 12/01/2016	85,000	61,558
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	85,246
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	54,075

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Building Materials – continued
USG Corp., 6.300%, 11/15/2016	$365,000	$223,562

		424,441

Chemicals – 2.8%
Borden, Inc., 7.875%, 2/15/2023	610,000	73,200
Borden, Inc., 8.375%, 4/15/2016	175,000	17,500
Borden, Inc., 9.200%, 3/15/2021	220,000	33,000
Chemtura Corp., 6.875%, 6/01/2016	924,000	471,240
Georgia Gulf Corp., 10.750%, 10/15/2016	320,000	76,800
Hercules, Inc., 6.500%, 6/30/2029(d)	675,000	357,750
Methanex Corp., 6.000%, 8/15/2015	150,000	98,437
Montell Finance Co. BV, 8.100%, 3/15/2027, 144A	290,000	8,700
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	235,000	185,062
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	275,000	203,500

		1,525,189

Construction Machinery – 0.4%
United Rentals North America, Inc., 7.000%, 2/15/2014	400,000	244,000

Consumer Cyclical Services – 0.1%
Kar Holdings, Inc., 10.000%, 5/01/2015	165,000	54,450

Consumer Products – 0.0%
Jostens IH Corp., 7.625%, 10/01/2012	25,000	20,500

Electric – 7.1%
AES Corp. (The), 8.000%, 10/15/2017	20,000	16,400
AES Corp. (The), 8.000%, 6/01/2020, 144A	325,000	251,875
Allegheny Generating Co., 6.875%, 9/01/2023	100,000	93,000
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	118,950
Dynegy Holdings, Inc., 7.500%, 6/01/2015	100,000	70,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	157,625
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	241,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016	280,000	198,800
Edison Mission Energy, 7.625%, 5/15/2027	525,000	406,875
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	460,000	197,800
NRG Energy, Inc., 7.375%, 1/15/2017	435,000	400,200
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	276,900
Reliant Energy, Inc., 7.875%, 6/15/2017	410,000	332,100
TXU Corp., Series P, 5.550%, 11/15/2014	160,000	74,756
TXU Corp., Series Q, 6.500%, 11/15/2024	1,415,000	500,610
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	173,860
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	365,000	334,768

		3,846,019

Food & Beverage – 1.5%
Aramark Services, Inc., 5.000%, 6/01/2012	950,000	741,000
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	110,000	64,900

		805,900

Gaming – 0.2%
Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	350,000	56,000
Harrah’s Operating Co., Inc., 10.750%, 2/01/2016, 144A	220,000	62,700

		118,700

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Healthcare – 6.1%
Alliance Imaging, Inc., 7.250%, 12/15/2012	$320,000	$272,000
Boston Scientific Corp., 5.450%, 6/15/2014	20,000	17,000
Boston Scientific Corp., 6.400%, 6/15/2016	135,000	115,425
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	185,000
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	870,000	800,400
DASA Finance Corp., 8.750%, 5/29/2018, 144A	200,000	151,500
HCA, Inc., 5.750%, 3/15/2014	15,000	9,075
HCA, Inc., 6.375%, 1/15/2015	510,000	311,100
HCA, Inc., 6.500%, 2/15/2016	720,000	442,800
HCA, Inc., 7.050%, 12/01/2027	430,000	181,800
HCA, Inc., 7.500%, 12/15/2023	30,000	14,089
HCA, Inc., 7.500%, 11/06/2033	840,000	390,600
HCA, Inc., 7.690%, 6/15/2025	160,000	70,400
HCA, Inc., 8.360%, 4/15/2024	40,000	18,400
HCA, Inc., MTN, 7.580%, 9/15/2025	200,000	92,388
HCA, Inc., MTN, 7.750%, 7/15/2036	20,000	8,868
Tenet Healthcare Corp., 6.875%, 11/15/2031	450,000	220,500

		3,301,345

Home Construction – 3.6%
Centex Corp., 5.250%, 6/15/2015	125,000	77,500
D.R. Horton, Inc., 5.625%, 9/15/2014	65,000	44,850
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,030,000	741,600
KB Home, 5.750%, 2/01/2014	90,000	56,700
KB Home, 5.875%, 1/15/2015	390,000	234,000
KB Home, 6.250%, 6/15/2015	265,000	161,650
KB Home, 7.250%, 6/15/2018	290,000	169,650
Lennar Corp., Series B, 5.600%, 5/31/2015	250,000	152,500
Pulte Homes, Inc., 6.000%, 2/15/2035	475,000	242,250
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	53,000
Toll Brothers Finance Corp., 5.150%, 5/15/2015	40,000	28,738

		1,962,438

Independent Energy – 5.8%
Encore Acquisition Co., 6.000%, 7/15/2015	275,000	177,375
Encore Acquisition Co., 7.250%, 12/01/2017	115,000	74,175
Forest Oil Corp., 7.250%, 6/15/2019	715,000	521,950
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	595,000	419,475
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A	185,000	132,275
PetroHawk Energy Corp., 7.875%, 6/01/2015, 144A	300,000	222,000
PetroHawk Energy Corp., 9.125%, 7/15/2013	15,000	12,150
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	13,876
Pioneer Natural Resources Co., 6.875%, 5/01/2018	260,000	181,845
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,640,000	1,032,004
Swift Energy Co., 7.125%, 6/01/2017	600,000	339,000
Swift Energy Co., 7.625%, 7/15/2011	20,000	15,600

		3,141,725

Industrial Other – 1.0%
Baldor Electric Co., 8.625%, 2/15/2017	325,000	242,125
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	228,750

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Industrial Other – continued
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	$155,000	$51,150

		522,025

Lodging – 0.4%
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	37,250
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	315,000	171,675

		208,925

Media Cable – 4.1%
Charter Communications Operating LLC/CAP, 8.000%, 4/30/2012, 144A	170,000	139,400
Comcast Corp., 5.650%, 6/15/2035	80,000	71,122
CSC Holdings, Inc., 7.625%, 7/15/2018	1,260,000	982,800
CSC Holdings, Inc., 7.875%, 2/15/2018	310,000	243,350
Virgin Media Finance PLC, 8.750%, 4/15/2014	870,000	652,500
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	129,500

		2,218,672

Media Non-Cable – 0.6%
Clear Channel Communications, Inc., 4.900%, 5/15/2015	5,000	550
Clear Channel Communications, Inc., 5.500%, 12/15/2016	390,000	44,850
Clear Channel Communications, Inc., 5.750%, 1/15/2013	75,000	10,875
Intelsat Corp., 6.875%, 1/15/2028	235,000	132,775
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	405,000	54,675
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	340,000	45,900
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	160,000	24,000
Tribune Co., MTN, 5.250%, 8/15/2015(c)	40,000	1,800

		315,425

Metals & Mining – 0.5%
International Steel Group, Inc., 6.500%, 4/15/2014	75,000	53,327
Novelis, Inc., 7.250%, 2/15/2015	70,000	40,600
United States Steel Corp., 6.050%, 6/01/2017	80,000	52,305
United States Steel Corp., 6.650%, 6/01/2037	275,000	140,344

		286,576

Non-Captive Consumer – 3.6%
SLM Corp., MTN, 5.050%, 11/14/2014	60,000	39,929
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,000	39,354
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,000	42,902
SLM Corp., Series A, MTN, 5.375%, 1/15/2013	470,000	344,569
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	70,000	47,241
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	515,649
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,135,000	897,355

		1,926,999

Non-Captive Diversified – 6.3%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015	372,000	261,164
CIT Group, Inc., 4.750%, 12/15/2010	148,000	130,279
CIT Group, Inc., 5.400%, 2/13/2012	11,000	8,875
CIT Group, Inc., 5.400%, 1/30/2016	66,000	45,955
CIT Group, Inc., 5.800%, 10/01/2036	146,000	96,426
CIT Group, Inc., 5.850%, 9/15/2016	11,000	7,745
CIT Group, Inc., 12.000%, 12/18/2018	680,000	523,600
CIT Group, Inc., GMTN, 4.250%, 2/01/2010	95,000	87,094

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
CIT Group, Inc., GMTN, 5.000%, 2/13/2014	$13,000	$9,448
CIT Group, Inc., GMTN, 5.000%, 2/01/2015	88,000	61,952
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	10,000	6,320
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017	104,000	72,316
GMAC LLC, 6.000%, 12/15/2011	316,000	255,625
GMAC LLC, 6.625%, 5/15/2012	539,000	419,493
GMAC LLC, 6.750%, 12/01/2014	620,000	425,952
GMAC LLC, 6.875%, 9/15/2011	110,811	90,783
GMAC LLC, 6.875%, 8/28/2012	41,000	31,471
GMAC LLC, 7.000%, 2/01/2012	63,000	50,306
GMAC LLC, 7.250%, 3/02/2011	63,000	54,142
GMAC LLC, 8.000%, 11/01/2031	141,000	83,809
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	330,000	223,924
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	185,000	120,852
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	340,000	229,088
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	40,950
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	14,400
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	7,000
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	190,000	59,850

		3,418,819

Oil Field Services – 1.6%
Basic Energy Services, Inc., 7.125%, 4/15/2016	700,000	399,000
North American Energy Partners, Inc., 8.750%, 12/01/2011	620,000	471,200

		870,200

Packaging – 0.2%
Stone Container Finance, 7.375%, 7/15/2014	590,000	97,350

Paper – 3.4%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	5,000	437
Bowater, Inc., 6.500%, 6/15/2013	135,000	13,500
Georgia-Pacific LLC, 7.250%, 6/01/2028	215,000	131,150
Georgia-Pacific LLC, 7.375%, 12/01/2025	495,000	316,800
Georgia-Pacific LLC, 7.700%, 6/15/2015	125,000	95,000
Georgia-Pacific LLC, 7.750%, 11/15/2029	525,000	330,750
Georgia-Pacific LLC, 8.000%, 1/15/2024	260,000	175,500
Georgia-Pacific LLC, 8.875%, 5/15/2031	225,000	155,250
Mercer International, Inc., 9.250%, 2/15/2013	140,000	70,000
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	290,000	193,321
Westvaco Corp., 7.950%, 2/15/2031	140,000	96,464
Westvaco Corp., 8.200%, 1/15/2030	320,000	243,547

		1,821,719

Pharmaceuticals – 1.6%
Elan Financial PLC, 7.750%, 11/15/2011	800,000	472,000
Elan Financial PLC, 8.875%, 12/01/2013	770,000	400,400

		872,400

Pipelines – 0.9%
Kinder Morgan Finance Co., 5.700%, 1/05/2016	225,000	167,625

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
Knight, Inc., 6.500%, 9/01/2012	$205,000	$173,225
Knight, Inc., Senior Note, 5.150%, 3/01/2015	225,000	167,625

		508,475

Refining – 0.7%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	500,000	317,500
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	75,000	45,750

		363,250

Retailers – 3.2%
Dillard’s, Inc., 6.625%, 1/15/2018	155,000	55,025
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	156,000
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	58,625
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	23,625
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	212,800
Home Depot, Inc. (The), 5.875%, 12/16/2036	785,000	615,520
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	97,734
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	300,000	163,678
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	354,600

		1,737,607

Supermarkets – 2.3%
Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	693,375
Albertson’s, Inc., 7.750%, 6/15/2026	220,000	134,200
Albertson’s, Inc., 8.000%, 5/01/2031	30,000	18,000
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	605,000	320,650
American Stores Co., 8.000%, 6/01/2026	70,000	43,750
Couche-Tard US/Finance, 7.500%, 12/15/2013	40,000	31,600

		1,241,575

Technology – 4.8%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	41,850
Agilent Technologies, Inc., 6.500%, 11/01/2017	270,000	185,599
Amkor Technology, Inc., 7.750%, 5/15/2013	305,000	173,850
Amkor Technology, Inc., 9.250%, 6/01/2016	60,000	34,800
Freescale Semiconductor, Inc., 10.125%, 12/15/2016	480,000	196,800
Lucent Technologies, Inc., 6.450%, 3/15/2029	3,020,000	1,208,000
Lucent Technologies, Inc., 6.500%, 1/15/2028	290,000	113,100
Motorola, Inc., 6.500%, 9/01/2025	165,000	81,666
Nortel Networks Capital Corp., 7.875%, 6/15/2026	860,000	51,600
Nortel Networks Ltd., 6.875%, 9/01/2023	125,000	7,500
Nortel Networks Ltd., 10.125%, 7/15/2013	370,000	92,500
Seagate Technology HDD Holdings, 6.800%, 10/01/2016	750,000	390,000
Unisys Corp, 8.000%, 10/15/2012	15,000	4,200

		2,581,465

Textile – 0.3%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	425,000	170,000

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(d)	185,000	97,665
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)	34,292	26,405
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)	347,188	163,179
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	103,075

		390,324

6

PORTFOLIO OF INVESTMENTS - as of December 31,2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Wireless – 1.5%
ALLTEL Corp., 7.000%, 7/01/2012	$5,000	$4,975
ALLTEL Corp., 7.875%, 7/01/2032	170,000	165,750
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,000	71,400
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	40,000	17,000
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	65,000	27,300
Sprint Capital Corp., 6.875%, 11/15/2028	311,000	185,045
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	353,910

		825,380

Wirelines – 7.9%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	765,000	520,200
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	185,000	116,550
Cincinnati Bell, Inc., 8.375%, 1/15/2014	800,000	616,000
Frontier Communications Corp., 7.000%, 11/01/2025	15,000	7,387
Frontier Communications Corp., 7.125%, 3/15/2019	325,000	217,750
Frontier Communications Corp., 7.450%, 7/01/2035	325,000	139,750
Frontier Communications Corp., 7.875%, 1/15/2027	540,000	313,200
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	25,000	23,375
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	398,950
Level 3 Financing, Inc., 9.250%, 11/01/2014	835,000	484,300
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,030,000	674,650
Qwest Capital Funding, Inc., 6.875%, 7/15/2028	480,000	288,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	209,475
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	280,000	175,000
Qwest Corp., 6.875%, 9/15/2033	190,000	113,050
Qwest Corp., 7.250%, 9/15/2025	10,000	6,700

		4,304,337

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $71,457,563)		44,440,809

CONVERTIBLE BONDS – 3.9%
Healthcare – 0.5%
Advanced Medical Optics, Inc., 3.250%, 8/01/2026	125,000	43,750
Affymetrix, Inc., 3.500%, 1/15/2038	480,000	185,400
Life Technologies Corp., 1.500%, 2/15/2024	50,000	37,500

		266,650

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	165,000	87,656

Media Non-Cable – 0.2%
Liberty Media LLC, 3.500%, 1/15/2031	153,309	44,268
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(g)	190,000	93,100

		137,368

Non-Captive Diversified – 0.0% iStar Financial, Inc., 4.383%, 10/01/2012(b)	5,000	1,450

Pharmaceuticals – 0.2%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(d)(e)	45,000	9,000
Human Genome Sciences, Inc., 2.250%, 8/15/2012	325,000	88,563

		97,563

REITs – 0.5%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	435,000	281,119

7

PORTFOLIO OF INVESTMENTS - as of December 31,2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Technology – 0.4%
JDS Uniphase Corp., 1.000%, 5/15/2026	$200,000	$108,000
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	45,000	29,925
Maxtor Corp., 5.750%, 3/01/2012(d)	123,000	92,250

		230,175

Wirelines – 1.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010	270,000	167,737
Level 3 Communications, Inc., 6.000%, 9/15/2009	105,000	95,550
Level 3 Communications, Inc., 6.000%, 3/15/2010	1,062,000	743,400

		1,006,687

TOTAL CONVERTIBLE BONDS (Identified Cost $3,394,451)		2,108,668

TOTAL BONDS AND NOTES (Identified Cost $74,852,014)		46,549,477

BANK LOANS – 0.9%
Consumer Products – 0.0%
Mega Bloks, Inc., Term Loan B, 8.750%, 7/26/2012(h)	44,769	11,192

Electric – 0.6%
Calpine Corp., First Priority Term Loan, 4.335%, 3/29/2014(h)	432,814	317,962

Food & Beverage – 0.0%
Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(h)	2,041	1,422
Dole Food Co., Inc., Term Loan, 2.719%, 4/12/2013(h)	1,329	926
Dole Food Co., Inc., Tranche C Term Loan, 4.700%, 4/12/2013(h)	6,518	4,541

		6,889

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(h)	203,569	61,798
Tribune Co., Tranche X, 7.084%, 6/04/2009(h)	181,970	50,691

		112,489

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(h)	60,000	22,800

TOTAL BANK LOANS (Identified Cost $847,565)		471,332

	Shares
PREFERRED STOCKS – 1.4%
Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	6,225	56,212

Capital Markets – 0.1%
Lehman Brothers Holdings Capital Trust I, 6.000%(c)	250	1
Lehman Brothers Holdings, Inc., 5.670%(c)	230	1
Lehman Brothers Holdings, Inc., 5.940%(c)	201	—
Lehman Brothers Holdings, Inc., 6.500%(c)	1,182	2

8

PORTFOLIO OF INVESTMENTS - as of December 31,2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Capital Markets – continued
Lehman Brothers Holdings, Inc., 7.250%(c)	30	$15
Lehman Brothers Holdings, Inc., 7.950%(c)	1,819	2
Newell Financial Trust I, 5.250%	1,675	41,875

		41,896

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%	2,100	1,512

Diversified Financial Services – 0.2%
Preferred Blocker, Inc., 9.000%	428	107,000

Electric Utilities – 0.6%
AES Trust III, 6.750%	7,975	301,774

Oil, Gas & Consumable Fuels – 0.4%
El Paso Energy Capital Trust I, 4.750%	8,050	205,778

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 5.000%(f)(i)	500	270
Federal Home Loan Mortgage Corp., 5.570%(f)(i)	7,750	2,480
Federal Home Loan Mortgage Corp., 5.660%(f)(i)	2,300	1,150
Federal Home Loan Mortgage Corp., 5.700%(f)(i)	800	424
Federal Home Loan Mortgage Corp., 5.790%(f)(i)	1,450	1,073
Federal Home Loan Mortgage Corp., 5.810%(f)(i)	550	303
Federal Home Loan Mortgage Corp., 5.900%(f)(i)	1,100	319
Federal Home Loan Mortgage Corp., 6.000%(f)(i)	650	422
Federal Home Loan Mortgage Corp., 6.420%(f)(i)	450	270
Federal Home Loan Mortgage Corp., 6.550%(f)(i)	1,550	465
Federal Home Loan Mortgage Corp., 8.375%(f)(i)	9,450	3,686
Federal National Mortgage Association, 4.750%(f)(i)	1,000	1,030
Federal National Mortgage Association, 5.125%(f)(i)	350	350
Federal National Mortgage Association, 5.375%(f)(i)	700	805
Federal National Mortgage Association, 5.810%(f)(i)	300	366
Federal National Mortgage Association, 6.750%(f)(i)	450	293
Federal National Mortgage Association, 8.250%(f)(i)	14,200	11,786

		25,492

TOTAL PREFERRED STOCKS (Identified Cost $1,832,770)		739,664

COMMON STOCKS – 0.5%
Containers & Packaging – 0.2%
Owens-Illinois, Inc.(f)	3,321	90,763

Oil, Gas & Consumable Fuels – 0.3%
Chesapeake Energy Corp.	9,278	150,025

TOTAL COMMON STOCKS (Identified Cost $447,710)		240,788

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – 7.2%
Repurchase Agreement with State Street Corp. dated 12/31/2008 at 0.010%, to be repurchased at $3,478 on 1/02/2009 collateralized by $5,000 U.S. Treasury Bill, due 2/05/2009 valued at $5,000 including accrued interest(j)	$3,478	$3,478
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $3,915,795 on 1/02/2009 collateralized by $4,000,000 Federal Home Loan Bank Discount Note, due 3/31/2009 valued at $3,995,000 including accrued interest(j)	3,915,795	3,915,795

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,919,273)		3,919,273

TOTAL INVESTMENTS – 95.9% (Identified Cost $81,899,332)(a)		51,920,534
Other assets less liabilities—4.1%		2,243,549

NET ASSETS – 100.0%		$54,164,083

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $81,993,572 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$83,139
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,156,177)

Net unrealized depreciation	$(30,073,038)

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	Illiquid Security. At December 31, 2008, the value of this security amounted to $891,433 or 1.6% of net assets.

(e)	Valued by management. At December 31, 2008, the value of this security amounted to $9,000 or 0.02% of net assets.

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

(f)	Non-income producing security.

(g)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(h)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.

(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $3,620,240 or 6.7% of net assets.

ABS	Asset-Backed Securities

GMTN	Global Medium Term Note

LOC	Letter of Credit

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,528,871
Level 2 - Other Significant Observable Inputs	44,061,676
Level 3 - Significant Unobservable Inputs	3,329,987

Total	$51,920,534

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$1,452,450
Realized gain (loss)	(59,944)
Change in unrealized appreciation (depreciation)	(2,409,023)
Net purchases (sales)	665,307
Net reclassifications to/from Level 3	3,681,197

Balance as of December 31, 2008	$3,329,987

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

11

PORTFOLIO OF INVESTMENTS - as of December 31,2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Wirelines	9.9%
Electric	7.7
Healthcare	6.6
Non-Captive Diversified	6.3
Independent Energy	5.8
Technology	5.2
Media Cable	4.1
Automotive	3.7
Home Construction	3.6
Non-Captive Consumer	3.6
Paper	3.4
Retailers	3.2
Chemicals	2.8
Supermarkets	2.3
Airlines	2.2
Other Investments, less than 2% each	18.3
Short-Term Investments	7.2

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)	Value(†)
BONDS AND NOTES – 97.6% of Net Assets
Automotive – 0.6%
Ford Motor Co., 6.625%, 2/15/2028		$20,000	$4,400
Ford Motor Co., 6.625%, 10/01/2028		185,000	40,700
Ford Motor Co., 7.450%, 7/16/2031		140,000	39,200
Ford Motor Co., 7.500%, 8/01/2026		15,000	3,525

			87,825

Banking – 0.9%
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		10,000	9,116
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		145,000	117,721

			126,837

Construction Machinery – 0.9%
Joy Global, Inc., 6.625%, 11/15/2036		165,000	116,640

Electric – 0.5%
Texas Competitive Electric Holdings Co., Series A, 10.500%, 11/01/2015, 144A		80,000	56,800
TXU Corp., Series Q, 6.500%, 11/15/2024		10,000	3,538

			60,338

Food & Beverage – 0.4%
Dean Foods Co., 6.900%, 10/15/2017		75,000	60,000

Independent Energy – 0.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000	26,775

Lodging – 0.2%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000	22,500

Metals & Mining – 0.2%
United States Steel Corp., 6.650%, 6/01/2037		55,000	28,069

Non-Captive Consumer – 0.7%
SLM Corp., MTN, 5.050%, 11/14/2014		25,000	16,637
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		30,000	21,466
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		45,000	28,549
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		5,000	3,374
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		45,000	27,299

			97,325

Non-Captive Diversified – 2.2%
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	200,000	122,782
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	300,000	188,647

			311,429

Paper – 0.4%
Georgia-Pacific LLC, 7.700%, 6/15/2015		70,000	53,200

Pipelines – 0.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000	2,497

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)		Value(†)
BONDS AND NOTES – continued
Pipelines – continued
Southern Natural Gas Co., 7.350%, 2/15/2031		$30,000		$23,319

				25,816

Sovereigns – 0.8%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	108,770

Technology – 0.8%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		72,177
Lucent Technologies, Inc., 6.450%, 3/15/2029		90,000		36,000
Lucent Technologies, Inc., 6.500%, 1/15/2028		15,000		5,850

				114,027

Textile – 0.0%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000		4,000

Tobacco – 1.0%
Altria Group, Inc., 9.950%, 11/10/2038		130,000		141,545

Treasuries – 85.1%
U.S. Treasury Inflation Index Bond, 1.375%, 7/15/2018		266,235		248,992
U.S. Treasury Inflation Index Bond, 1.625%, 1/15/2018		1,137,532		1,079,678
U.S. Treasury Inflation Index Bond, 1.750%, 1/15/2028		274,042		253,189
U.S. Treasury Inflation Index Bond, 2.000%, 1/15/2026		174,645		164,507
U.S. Treasury Inflation Index Bond, 2.375%, 1/15/2017		993,709		985,868
U.S. Treasury Inflation Index Bond, 2.375%, 1/15/2025		453,985		446,182
U.S. Treasury Inflation Index Bond, 2.500%, 7/15/2016		305,734		303,321
U.S. Treasury Inflation Index Bond, 3.375%, 4/15/2032		1,537,868		1,896,263
U.S. Treasury Inflation Index Note, 1.625%, 1/15/2015		629,697		583,946
U.S. Treasury Inflation Index Note, 1.875%, 7/15/2013		802,108		755,172
U.S. Treasury Inflation Index Note, 1.875%, 7/15/2015		618,159		583,919
U.S. Treasury Inflation Index Note, 2.000%, 1/15/2014		732,800		694,328
U.S. Treasury Inflation Index Note, 2.000%, 7/15/2014		678,105		641,286
U.S. Treasury Inflation Index Note, 2.000%, 1/15/2016		867,766		831,022
U.S. Treasury Inflation Index Note, 2.375%, 1/15/2027		424,341		426,296
U.S. Treasury Inflation Index Note, 2.625%, 7/15/2017		1,108,018		1,135,459
U.S. Treasury Inflation Index Note, 3.000%, 7/15/2012		741,026		726,263
U.S. Treasury Inflation Index Note, 3.375%, 1/15/2012		134,210		132,763

				11,888,454

Wireless – 0.6%
ALLTEL Corp., 7.875%, 7/01/2032		20,000		19,500
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		20,000		8,400
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		5,000		2,125
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		10,000		4,200
Sprint Capital Corp., 6.875%, 11/15/2028		85,000		50,575

				84,800

Wirelines – 1.9%
AT&T Corp., 8.000%, 11/15/2031		80,000		100,491

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued
Wirelines – continued
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	30,000	$20,528
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,000	3,281
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	15,000	10,693
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	21,767
Embarq Corp., 7.995%, 6/01/2036		165,000	111,375

			268,135

TOTAL BONDS AND NOTES (Identified Cost $14,838,657)			13,626,485

		Shares
PREFERRED STOCKS – 0.0%
NON-CONVERTIBLE PREFERRED STOCKS – 0.0%
Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 8.375%(b)(c)		1,160	452
Federal National Mortgage Association, 8.250%(b)(c)		3,500	2,905

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $116,500)			3,357

TOTAL PREFERRED STOCKS (Identified Cost $116,500)			3,357

		Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.8%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $254,046 on 1/2/2009 collateralized by $255,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $263,288 including accrued interest(d) (Identified Cost $254,046)		$254,046	254,046

TOTAL INVESTMENTS – 99.4% (Identified Cost $15,209,203)(a)			13,883,888
Other assets less liabilities—0.6%			87,046

NET ASSETS – 100.0%			$13,970,934

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. All forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $15,325,868 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$21,859
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,463,839)

Net unrealized depreciation	$(1,441,980)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $174,858 of which $19,853 expires on September 30, 2014 and $155,005 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(c)	Non-income producing security.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $60,081 or 0.4% of net assets.

GMTN	Global Medium Term Note

MTN	Medium Term Note

Key	to Abbreviations: CAD: Canadian Dollar, MXN: Mexican Peso, SGD: Singapore Dollar

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$254,498
Level 2 - Other Significant Observable Inputs	13,614,697
Level 3 - Significant Unobservable Inputs	14,693

Total	$13,883,888

Forwards Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	(9,717)
Level 3 - Significant Unobservable Inputs	—

Total	$(9,717)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of December 31, 2007	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,143)
Net purchases (sales)	—
Net reclassifications to/from Level 3	17,836

Balance as of December 31, 2008	$14,693

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Depreciation
Sell	1/28/2009	Singapore Dollar	400,000	$277,419	$(9,717)

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Treasuries	85.1%
Non-Captive Diversified	2.2
Other Investments, less than 2% each	10.3
Short-Term Investments	1.8

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – 86.3% of Net Assets
NON-CONVERTIBLE BONDS – 79.7%
ABS Home Equity – 1.0%
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.621%, 7/25/2036(b)		$3,000,000	$2,107,879

Aerospace & Defense – 0.5%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	600,000	364,520
Bombardier, Inc., 7.450%, 5/01/2034, 144A		1,075,000	682,625

			1,047,145

Airlines – 0.4%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		23,424	14,055
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		326,771	202,598
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		170,196	98,714
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		479,476	242,135
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		580,841	331,079

			888,581

Automotive – 3.5%
Cummins, Inc., 7.125%, 3/01/2028		350,000	272,167
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	150,000	145,955
Ford Motor Co., 6.500%, 8/01/2018		20,000	4,800
Ford Motor Co., 6.625%, 2/15/2028		30,000	6,600
Ford Motor Co., 6.625%, 10/01/2028		1,510,000	332,200
Ford Motor Co., 7.125%, 11/15/2025		190,000	44,650
Ford Motor Co., 7.450%, 7/16/2031		1,685,000	471,800
Ford Motor Co., 7.500%, 8/01/2026		30,000	7,050
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		2,980,000	2,532,494
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		940,000	612,285
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		70,000	52,992
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		155,000	123,999
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	130,000	112,038
General Motors Corp., 7.400%, 9/01/2025		5,110,000	766,500
General Motors Corp., 8.250%, 7/15/2023		645,000	96,750
Goodyear Tire & Rubber Co.(The), 7.000%, 3/15/2028		2,090,000	1,045,000
Goodyear Tire & Rubber Co.(The), 7.857%, 8/15/2011		135,000	112,050
Goodyear Tire & Rubber Co.(The), 9.000%, 7/01/2015		633,000	509,565

			7,248,895

Banking – 5.8%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	50,000,000	1,409,575
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	11,000,000	309,442
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	10,477,600,000	602,991
Goldman Sachs Group, Inc.(The), 5.000%, 10/01/2014		1,305,000	1,166,778
Goldman Sachs Group, Inc.(The), 5.150%, 1/15/2014		665,000	598,918
Goldman Sachs Group, Inc.(The), 6.125%, 2/15/2033		192,000	175,038
Goldman Sachs Group, Inc.(The), 6.750%, 10/01/2037		313,000	254,115
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	2,200,000	756,833
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	298,195

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Banking – continued
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	6,846,018,000	$379,734
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	624,854
Kaupthing Bank, 5.453%, 1/15/2010, 144A(b)(c)		200,000	14,000
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(c)		1,600,000	112,000
Morgan Stanley, 5.375%, 10/15/2015		100,000	86,081
Morgan Stanley, 6.750%, 4/15/2011		315,000	309,937
Morgan Stanley, EMTN, 5.450%, 1/09/2017		5,000	4,122
Morgan Stanley, MTN, 6.250%, 8/09/2026		615,000	500,141
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		2,110,000	1,751,260
Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018		2,715,000	2,381,842
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	71,000,000	409,856

			12,145,712

Brokerage – 0.0%
Bear Stearns Cos., Inc.(The), 4.650%, 7/02/2018		20,000	18,319
Bear Stearns Cos., Inc.(The), 6.400%, 10/02/2017		5,000	5,196

			23,515

Building Materials – 0.9%
Masco Corp., 5.850%, 3/15/2017		440,000	284,612
Ply Gem Industries, Inc., 9.000%, 2/15/2012(d)(e)		125,000	30,000
USG Corp., 6.300%, 11/15/2016		2,680,000	1,641,500

			1,956,112

Chemicals – 1.5%
Borden, Inc., 7.875%, 2/15/2023		1,824,000	218,880
Borden, Inc., 9.200%, 3/15/2021		2,641,000	396,150
Georgia Gulf Corp., 10.750%, 10/15/2016		480,000	115,200
Hercules, Inc., 6.500%, 6/30/2029(e)		1,743,000	923,790
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		1,405,000	1,106,437
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		400,000	296,000

			3,056,457

Commercial Mortgage-Backed Securities – 0.4%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		555,000	367,094
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.819%, 6/15/2049(b)		415,000	293,084
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049		205,000	144,928

			805,106

Construction Machinery – 0.7%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		300,000	231,375
United Rentals North America, Inc., 7.000%, 2/15/2014		1,735,000	1,058,350
United Rentals North America, Inc., 7.750%, 11/15/2013		175,000	113,750

			1,403,475

Electric – 4.7%
AES Corp.(The), 7.750%, 3/01/2014		1,185,000	1,042,800
AES Corp.(The), 7.750%, 10/15/2015		645,000	541,800
Dynegy Holdings, Inc., 7.125%, 5/15/2018		100,000	61,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026		490,000	237,650

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Electric – continued
Dynegy Holdings, Inc., 7.750%, 6/01/2019	$1,250,000	$862,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016	250,000	177,500
Midwest Generation LLC, Series B, 8.560%, 1/02/2016	121,046	115,599
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	1,685,000	724,550
Nisource Finance Corp., 5.250%, 9/15/2017	894,000	541,921
Nisource Finance Corp., 5.400%, 7/15/2014	1,000,000	684,258
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	534,750
Oncor Electric Delivery Co., 6.800%, 9/01/2018, 144A	1,000,000	958,995
Quezon Power Philippines Co., 8.860%, 6/15/2017	370,000	296,000
Reliant Energy, Inc., 7.875%, 6/15/2017	1,025,000	830,250
Texas Competitive Electric Holdings Co. LLC, Series A, 10.500%, 11/01/2015, 144A	380,000	269,800
TXU Corp., Series P, 5.550%, 11/15/2014	920,000	429,850
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	535,989
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	141,788
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(e)	1,000,000	917,172

		9,904,172

Entertainment – 0.0%
Six Flags, Inc., 9.625%, 6/01/2014	140,000	21,000

Food & Beverage – 0.8%
Chiquita Brands International, Inc., 7.500%, 11/01/2014	940,000	639,200
Dean Foods Co., 7.000%, 6/01/2016	225,000	191,250
Dole Food Co., Inc., 7.250%, 6/15/2010	415,000	289,463
Dole Food Co., Inc., 8.625%, 5/01/2009	50,000	45,250
Sara Lee Corp., 6.125%, 11/01/2032	690,000	566,956

		1,732,119

Healthcare – 4.7%
HCA, Inc., 5.750%, 3/15/2014	410,000	248,050
HCA, Inc., 6.250%, 2/15/2013	30,000	18,750
HCA, Inc., 6.300%, 10/01/2012	625,000	440,625
HCA, Inc., 6.375%, 1/15/2015	560,000	341,600
HCA, Inc., 6.500%, 2/15/2016	550,000	338,250
HCA, Inc., 6.750%, 7/15/2013	20,000	12,600
HCA, Inc., 7.050%, 12/01/2027	1,000,000	422,790
HCA, Inc., 7.190%, 11/15/2015	265,000	146,779
HCA, Inc., 7.500%, 12/15/2023	395,000	185,512
HCA, Inc., 7.500%, 11/06/2033	4,200,000	1,953,000
HCA, Inc., 7.690%, 6/15/2025	970,000	426,800
HCA, Inc., 8.360%, 4/15/2024	170,000	78,200
HCA, Inc., 9.125%, 11/15/2014	3,000,000	2,782,500
HCA, Inc., MTN, 7.580%, 9/15/2025	560,000	258,687
HCA, Inc., MTN, 7.750%, 7/15/2036	1,445,000	640,696
Tenet Healthcare Corp., 6.875%, 11/15/2031	3,355,000	1,643,950

		9,938,789

Home Construction – 2.2%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	185,000	48,100
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	1,068,000	245,640
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	425,000	114,750

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Home Construction – continued
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		$272,000	$73,440
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		755,000	188,750
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		10,000	2,200
KB Home, 7.250%, 6/15/2018		1,260,000	737,100
Lennar Corp., 7.625%, 3/01/2009		766,000	758,340
Lennar Corp., Series B, 5.125%, 10/01/2010		1,320,000	1,069,200
Lennar Corp., Series B, 5.500%, 9/01/2014		95,000	59,850
Lennar Corp., Series B, 5.600%, 5/31/2015		2,000,000	1,220,000
Pulte Homes, Inc., 6.000%, 2/15/2035		400,000	204,000

			4,721,370

Independent Energy – 1.5%
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	208,507
Chesapeake Energy Corp., 6.500%, 8/15/2017		155,000	118,575
Chesapeake Energy Corp., 6.875%, 11/15/2020		515,000	370,800
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		704,000	281,600
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		985,000	694,425
Pioneer Natural Resources Co., 5.875%, 7/15/2016		335,000	232,420
Pioneer Natural Resources Co., 6.875%, 5/01/2018		910,000	636,456
Pioneer Natural Resources Co., 7.200%, 1/15/2028		920,000	578,929

			3,121,712

Local Authorities – 4.7%
Province of Ontario Canada, 4.200%, 3/08/2018	CAD	12,200,000	9,971,783

Media Cable – 0.2%
Virgin Media Finance PLC, 9.125%, 8/15/2016		685,000	506,900

Media Non-Cable – 0.3%
Clear Channel Communications, Inc., 4.900%, 5/15/2015		805,000	88,550
Clear Channel Communications, Inc., 5.500%, 9/15/2014		500,000	60,000
Clear Channel Communications, Inc., 5.500%, 12/15/2016		1,285,000	147,775
Clear Channel Communications, Inc., 5.750%, 1/15/2013		225,000	32,625
Clear Channel Communications, Inc., 6.875%, 6/15/2018		790,000	94,800
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		510,000	68,850
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		1,460,000	219,000
Tribune Co., MTN, 5.250%, 8/15/2015(c)		55,000	2,475

			714,075

Metals & Mining – 2.3%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	473,100
Ryerson, Inc., 12.250%, 11/01/2015, 144A		775,000	478,563
United States Steel Corp., 6.050%, 6/01/2017		4,155,000	2,716,614
United States Steel Corp., 7.000%, 2/01/2018		1,845,000	1,257,441

			4,925,718

Non-Captive Consumer – 2.2%
American General Finance Corp., MTN, 5.750%, 9/15/2016		700,000	263,531
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		120,000	114,239
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,600,000	456,000
SLM Corp., Series A, MTN, 6.500%, 6/15/2010	NZD	4,720,000	2,422,796
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		1,620,000	1,280,806

			4,537,372

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Non-Captive Diversified – 5.9%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		$115,000	$80,736
CIT Group, Inc., 4.750%, 12/15/2010		205,000	180,454
CIT Group, Inc., 5.400%, 2/13/2012		16,000	12,909
CIT Group, Inc., 5.400%, 1/30/2016		88,000	61,273
CIT Group, Inc., 5.800%, 10/01/2036		200,000	132,091
CIT Group, Inc., 5.850%, 9/15/2016		16,000	11,266
CIT Group, Inc., 12.000%, 12/18/2018		1,112,000	856,240
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	300,000	234,729
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,050,000	792,811
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	200,000	158,316
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	300,000	232,228
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		130,000	119,181
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	1,750,000	1,440,174
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		64,000	46,515
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		130,000	91,520
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,260,000	951,518
CIT Group, Inc., MTN, 5.125%, 9/30/2014		26,000	18,557
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		22,000	13,904
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		171,000	118,905
General Electric Capital Corp., 5.625%, 5/01/2018		40,000	40,290
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		30,000	29,366
General Electric Capital Corp., Series A, EMTN, 750%, 9/26/2016(e)(f)	NZD	250,000	130,589
General Electric Capital Corp., Series A, MTN,4.875%, 3/04/2015		205,000	199,678
General Electric Capital Corp., Series A, MTN,6.500%, 9/28/2015(e)(f)	NZD	3,035,000	1,581,032
GMAC LLC, 5.380%, 6/06/2011		442,040	331,530
GMAC LLC, 6.000%, 12/15/2011		937,000	757,977
GMAC LLC, 6.630%, 12/17/2010		23,000	17,940
GMAC LLC, 6.630%, 5/15/2012		47,000	36,579
GMAC LLC, 6.750%, 12/01/2014		149,000	102,366
GMAC LLC, 6.875%, 9/15/2011		53,000	43,421
GMAC LLC, 6.875%, 8/28/2012		94,000	72,153
GMAC LLC, 7.000%, 2/01/2012		110,000	87,835
GMAC LLC, 7.500%, 12/31/2013		314,000	219,800
GMAC LLC, 8.000%, 12/31/2018		585,000	292,500
GMAC LLC, 8.000%, 11/01/2031		208,000	123,633
International Lease Finance Corp., 3.500%, 4/01/2009		385,000	365,560
International Lease Finance Corp., 4.750%, 7/01/2009		745,000	693,614
International Lease Finance Corp., 5.000%, 4/15/2010		335,000	271,903
International Lease Finance Corp., 6.375%, 3/15/2009		430,000	412,829
International Lease Finance Corp., Series R, MTN,5.625%, 9/15/2010		250,000	196,513
iStar Financial, Inc., 5.500%, 6/15/2012		65,000	20,475
iStar Financial, Inc., 5.650%, 9/15/2011		100,000	32,000
iStar Financial, Inc., 5.875%, 3/15/2016		20,000	5,700
iStar Financial, Inc., 6.050%, 4/15/2015		20,000	5,900
iStar Financial, Inc., 8.625%, 6/01/2013		1,770,000	548,700

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., Series B, 5.700%, 3/01/2014	$70,000	$21,700
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	565,000	177,975

		12,372,885

Packaging – 0.7%
Owens-Illinois, Inc., 7.800%, 5/15/2018	1,555,000	1,383,950
Stone Container Finance, 7.375%, 7/15/2014	980,000	161,700

		1,545,650

Paper – 5.5%
Abitibi Consolidated Co. of Canada, 15.500%, 7/15/2010, 144A	110,000	31,900
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	250,000	21,875
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	15,000	1,125
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	140,000	9,800
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	15,000	1,050
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030	90,000	6,300
Georgia-Pacific LLC, 7.125%, 1/15/2017, 144A	245,000	205,800
Georgia-Pacific LLC, 7.250%, 6/01/2028	1,240,000	756,400
Georgia-Pacific LLC, 7.750%, 11/15/2029	3,425,000	2,157,750
Georgia-Pacific LLC, 8.000%, 1/15/2024	510,000	344,250
Georgia-Pacific LLC, 8.125%, 5/15/2011	2,130,000	2,002,200
Georgia-Pacific LLC, 8.875%, 5/15/2031	2,230,000	1,538,700
Georgia-Pacific LLC, 9.500%, 12/01/2011	470,000	444,150
International Paper Co., 8.700%, 6/15/2038	2,700,000	1,886,811
Jefferson Smurfit Corp., 7.500%, 6/01/2013	515,000	90,125
Smurfit-Stone Container Enterprises, Inc.,8.000%, 3/15/2017	2,800,000	504,000
Westvaco Corp., 7.950%, 2/15/2031	320,000	220,488
Westvaco Corp., 8.200%, 1/15/2030	1,160,000	882,858
Weyerhaeuser Co., 7.375%, 3/15/2032	650,000	422,013

		11,527,595

Pharmaceuticals – 1.7%
Elan Financial PLC, 7.750%, 11/15/2011	4,525,000	2,669,750
Elan Financial PLC, 8.875%, 12/01/2013	1,735,000	902,200

		3,571,950

Pipelines – 3.6%
Colorado Interstate Gas Co., 5.950%, 3/15/2015	22,000	18,312
El Paso Corp., 6.950%, 6/01/2028	15,000	9,068
El Paso Corp., 7.420%, 2/15/2037	1,055,000	635,726
El Paso Corp., 12.000%, 12/12/2013	2,000,000	1,960,000
El Paso Corp., MTN, 7.800%, 8/01/2031	500,000	325,752
Kinder Morgan Finance Co., 5.700%, 1/05/2016	345,000	257,025
Kinder Morgan, Inc., 6.500%, 9/01/2012	775,000	654,875
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	50,000	37,250
Southern Natural Gas Co., 7.350%, 2/15/2031	95,000	73,842
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	890,000	680,971
Williams Cos., Inc.(The), 7.500%, 1/15/2031	4,125,000	2,763,750
Williams Cos., Inc.(The), 8.750%, 3/15/2032	115,000	85,675

		7,502,246

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Property & Casualty Insurance – 0.2%
MBIA Insurance Corp.,(fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		$690,000	$351,900

Railroads – 0.1%
Missouri Pacific Railroad Co., 4.750%, 1/01/2020(e)		30,000	18,000
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(e)		314,000	147,580

			165,580

REITs – 1.0%
ProLogis, 5.500%, 4/01/2012		1,385,000	761,750
ProLogis, 6.625%, 5/15/2018		1,935,000	925,555
Simon Property Group LP, 5.250%, 12/01/2016		500,000	319,491

			2,006,796

Retailers – 4.0%
Dillard’s, Inc., 6.625%, 1/15/2018		500,000	177,500
Dillard’s, Inc., 7.000%, 12/01/2028		450,000	146,250
Dillard’s, Inc., 7.130%, 8/01/2018		750,000	251,250
Dillard’s, Inc., 7.750%, 7/15/2026		1,500,000	472,500
Foot Locker, Inc., 8.500%, 1/15/2022		1,679,000	1,276,040
Home Depot, Inc.(The), 5.400%, 3/01/2016		1,140,000	1,020,209
Home Depot, Inc.(The), 5.875%, 12/16/2036		1,110,000	870,353
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		880,000	495,533
Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015		2,365,000	1,703,425
Toys R Us, Inc., 7.375%, 10/15/2018		5,185,000	1,866,600
Toys R Us, Inc., 7.875%, 4/15/2013		197,000	76,830

			8,356,490

Sovereigns – 4.1%
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	1,881,000,000	149,237
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	4,897,000,000	288,261
Mexican Fixed Rate Bonds, Series M-20,8.000%, 12/07/2023	MXN	95,000(††)	671,315
Mexican Fixed Rate Bonds, Series MI-10,9.000%, 12/20/2012	MXN	365,000(††)	2,757,432
Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040		112,000	108,640
Republic of Brazil, 10.250%, 1/10/2028	BRL	4,170,000	1,609,348
Republic of Iceland, 7.000%, 3/17/2010	ISK	18,085,000	100,490
Republic of Iceland, 8.500%, 6/12/2009	ISK	24,240,000	140,679
Republic of Indonesia, 6.625%, 2/17/2037, 144A		3,132,000	2,286,360
Republic of Indonesia, 7.750%, 1/17/2038, 144A		650,000	539,500

			8,651,262

Supermarkets – 1.3%
Albertson’s, Inc., 7.450%, 8/01/2029		1,525,000	983,625
Albertson’s, Inc., 8.000%, 5/01/2031		480,000	288,000
Albertson’s, Inc., 8.700%, 5/01/2030		180,000	116,100
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		240,000	127,200
American Stores Co., 8.000%, 6/01/2026		110,000	68,750
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		1,865,000	1,109,675

			2,693,350

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Supranational – 2.4%
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	11,000,000	$4,304,245
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/20/2013	IDR	8,600,000,000	438,206
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	42,500,000	243,955

			4,986,406

Technology – 2.8%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		496,000	357,120
Agilent Technologies, Inc., 6.500%, 11/01/2017		1,180,000	811,136
Amkor Technology, Inc., 7.125%, 3/15/2011		400,000	269,000
Amkor Technology, Inc., 7.750%, 5/15/2013		2,120,000	1,208,400
Corning, Inc., 6.850%, 3/01/2029		701,000	541,616
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		1,047,000	429,270
Lucent Technologies, Inc., 6.450%, 3/15/2029		4,615,000	1,846,000
Motorola, Inc., 5.220%, 10/01/2097		80,000	26,601
Motorola, Inc., 6.500%, 11/15/2028		70,000	30,924
Motorola, Inc., 6.625%, 11/15/2037		70,000	32,900
Nortel Networks Capital Corp., 7.875%, 6/15/2026		2,280,000	136,800
Nortel Networks Ltd., 6.875%, 9/01/2023		1,000,000	60,000
Nortel Networks Ltd., 10.125%, 7/15/2013		400,000	100,000

			5,849,767

Textile – 0.2%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		890,000	356,000
Kellwood Co., 7.625%, 10/15/2017(e)		500,000	45,000

			401,000

Transportation Services – 1.8%
APL Ltd., 8.000%, 1/15/2024(e)		2,685,000	1,417,465
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016(g)		397,855	298,392
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(g)		399,542	219,748
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(g)		40,344	20,172
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(g)		2,207,572	1,699,830
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(g)		289,324	135,982

			3,791,589

Wireless – 2.1%
ALLTEL Corp., 6.800%, 5/01/2029		500,000	435,000
ALLTEL Corp., 7.875%, 7/01/2032		540,000	526,500
Fairpoint Communications, Inc., 13.125%, 4/01/2018, 144A		720,000	345,600
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		1,995,000	837,900
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		765,000	325,125
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		805,000	338,100
Sprint Capital Corp., 6.875%, 11/15/2028		1,325,000	788,375
Sprint Capital Corp., 6.900%, 5/01/2019		815,000	578,650
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		600,000	246,000

			4,421,250

Wirelines – 4.0%
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	105,000	71,850
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	275,000	196,031

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Wirelines – continued
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	220,000	$136,820
Frontier Communications Corp., 7.875%, 1/15/2027		1,830,000	1,061,400
Frontier Communications Corp., 9.000%, 8/15/2031		680,000	428,400
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)		50,000	250
Level 3 Financing, Inc., 8.750%, 2/15/2017		590,000	297,950
Level 3 Financing, Inc., 9.250%, 11/01/2014		290,000	168,200
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		1,034,000	677,270
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		800,000	480,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		290,000	192,850
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		1,550,000	968,750
Qwest Corp., 6.500%, 6/01/2017		210,000	155,400
Qwest Corp., 6.875%, 9/15/2033		1,936,000	1,151,920
Qwest Corp., 7.200%, 11/10/2026		500,000	322,500
Qwest Corp., 7.250%, 9/15/2025		515,000	345,050
Qwest Corp., 7.250%, 10/15/2035		1,407,000	879,375
Qwest Corp., 7.500%, 6/15/2023		1,115,000	780,500

			8,314,516

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $227,866,066)			167,288,119

CONVERTIBLE BONDS – 6.6%
Healthcare – 0.3%
Advanced Medical Optics, Inc., 3.250%, 8/01/2026		285,000	99,750
Affymetrix, Inc., 3.500%, 1/15/2038		1,216,000	469,680

			569,430

Industrial Other – 0.3%
Incyte Corp., 3.500%, 2/15/2011		1,100,000	584,375

Media Non-Cable – 0.6%
Liberty Media LLC, 3.500%, 1/15/2031		62,152	17,946
Sinclair Broadcast Group, Inc., 3.000%, 5/15/2027		410,000	219,350
Sinclair Broadcast Group, Inc.,(Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(h)		1,885,000	923,650

			1,160,946

Pharmaceuticals – 2.6%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024(e)(f)		230,000	46,000
Human Genome Sciences, Inc., 2.250%, 8/15/2012		980,000	267,050
Nektar Therapeutics, 3.250%, 9/28/2012		1,180,000	693,250
Valeant Pharmaceuticals International, 3.000%, 8/16/2010		1,230,000	1,110,075
Valeant Pharmaceuticals International, 4.000%, 11/15/2013		1,080,000	934,200
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013		1,805,000	2,468,337

			5,518,912

REITs – 0.4%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A		1,250,000	807,813

Technology – 0.8%
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012		420,000	189,525
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010		350,000	232,750
Maxtor Corp., 5.750%, 3/01/2012(e)		1,489,000	1,116,750
Nortel Networks Corp., 2.125%, 4/15/2014		795,000	111,300

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount(‡)	Value(†)
BONDS AND NOTES – continued
Technology – continued
Richardson Electronics Ltd., 7.750%, 12/15/2011	$132,000	$112,200

		1,762,525

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	19,000	17,100

Wirelines – 1.6%
Level 3 Communications, Inc., 2.875%, 7/15/2010	2,005,000	1,245,606
Level 3 Communications, Inc., 3.500%, 6/15/2012	155,000	54,638
Level 3 Communications, Inc., 6.000%, 9/15/2009	1,820,000	1,656,200
Level 3 Communications, Inc., 6.000%, 3/15/2010	615,000	430,500

		3,386,944

TOTAL CONVERTIBLE BONDS (Identified Cost $17,769,852)		13,808,045

TOTAL BONDS AND NOTES (Identified Cost $245,635,918)		181,096,164

BANK LOANS – 1.5%
Consumer Products – 0.0%
Mega Bloks, Inc., Term Loan B, 8.750%, 7/26/2012(i)	99,486	24,871

Food & Beverage – 0.9%
Dole Food Co., Inc., LOC, 6.819%, 4/12/2013(i)	312,472	217,690
Dole Food Co., Inc., Term Loan, 2.715%, 4/12/2013(i)	534,442	372,330
Dole Food Co., Inc., Tranche C Term Loan,4.701%, 4/12/2013(i)	1,961,648	1,366,621

		1,956,641

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 3.417%, 11/17/2014(i)	526,353	159,785
Tribune Co., Tranche X, 7.084%, 6/04/2009(i)	25,600	7,131

		166,916

Paper – 0.5%
Smurfit-Stone Container Corp., Deposit Funded Loan, 5.926%, 11/01/2010(i)	307,219	191,705
Smurfit-Stone Container Corp., Term Loan B, 4.032%, 11/01/2011(i)	344,626	215,047
Smurfit-Stone Container Corp., Term Loan C, 4.066%, 11/01/2011(i)	649,564	405,328
Smurfit-Stone Container Corp., Term Loan C1,3.438%, 11/01/2011(i)	196,392	122,548

		934,628

Wirelines – 0.0%
Hawaiian Telecom Communications, Inc., Term Loan C, 4.500%, 6/01/2014(i)	155,000	58,900

TOTAL BANK LOANS (Identified Cost $3,820,273)		3,141,956

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value(†)
COMMON STOCKS – 2.8%
Biotechnology – 1.2%
Vertex Pharmaceuticals, Inc.(g)	82,587	$2,508,993

Communications Equipment – 0.3%
Corning, Inc.	69,766	664,870

Containers & Packaging – 0.5%
Owens-Illinois, Inc.(g)	40,621	1,110,172

Food Products – 0.0%
ConAgra Foods, Inc.	3,100	51,150

Household Durable – 0.1%
KB Home	6,775	92,276

Oil, Gas & Consumable Fuels – 0.0%
Chesapeake Energy Corp.	2,846	46,020

Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co.	43,200	1,004,400
REITs – 0.2%
Apartment Investment & Management Co.	5,385	62,197
Associated Estates Realty Corp.	32,565	297,318
Developers Diversified Realty Corp.	7,125	34,770

		394,285

TOTAL COMMON STOCKS (Identified Cost $5,253,417)		5,872,166

PREFERRED STOCKS – 1.6%
CONVERTIBLE PREFERRED STOCKS – 1.0%
Automotive – 0.1%
Ford Motor Co. Capital Trust II, 6.500%	27,177	245,409
General Motors Corp., 6.250%	11,236	35,955

		281,364

Commercial Banks – 0.0%
Wachovia Corp., Series L, Class A, 7.500%	138	103,500

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%	39,950	28,764

Diversified Financial Services – 0.1%
CIT Group, Inc., 8.750%	5,500	158,730

Electric Utilities – 0.4%
AES Trust III, 6.750%	17,119	647,783
CMS Energy Trust I, 7.750%(e)(f)	4,150	124,500

		772,283

Machinery – 0.1%
United Rentals Trust, 6.500%	14,328	214,920

Oil, Gas & Consumable Fuels – 0.1%
El Paso Energy Capital Trust I, 4.750%	5,700	145,706

11

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value(†)
PREFERRED STOCKS – continued
REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	1,100	$7,425

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	1,150	353,038

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $5,078,161)		2,065,730

NON-CONVERTIBLE PREFERRED STOCKS – 0.6%
Capital Markets – 0.1%
Lehman Brothers Holdings Capital Trust I, 6.000%(c)	725	4
Lehman Brothers Holdings, Inc., 5.670%(c)	1,362	5
Lehman Brothers Holdings, Inc., 5.940%(c)	1,535	—
Lehman Brothers Holdings, Inc., 6.500%(c)	6,334	10
Lehman Brothers Holdings, Inc., 7.950%(c)	14,011	21
Merrill Lynch & Co., Inc., 6.375%	18,000	268,740

		268,780

Diversified Financial Services – 0.1%
Preferred Blocker, Inc., 9.000%	448	112,000

Thrifts & Mortgage Finance – 0.4%
Countrywide Capital IV, 6.750%, 4/01/2033	7,075	117,445
Federal Home Loan Mortgage Corp., 5.000%(g)(j)	1,350	729
Federal Home Loan Mortgage Corp., 5.570%(g)(j)	31,000	9,920
Federal Home Loan Mortgage Corp., 5.660%(g)(j)	986,100	493,050
Federal Home Loan Mortgage Corp., 5.700%(g)(j)	2,200	1,166
Federal Home Loan Mortgage Corp., 5.790%(g)(j)	7,100	5,254
Federal Home Loan Mortgage Corp., 5.810%(g)(j)	1,600	880
Federal Home Loan Mortgage Corp., 5.900%(g)(j)	4,700	1,363
Federal Home Loan Mortgage Corp., 6.000%(g)(j)	1,700	1,105
Federal Home Loan Mortgage Corp., 6.420%(g)(j)	151,250	90,750
Federal Home Loan Mortgage Corp., 6.550%(g)(j)	4,150	1,245
Federal Home Loan Mortgage Corp., 8.375%(g)(j)	28,100	10,959
Federal National Mortgage Association, 4.750%(g)(j)	4,850	4,995
Federal National Mortgage Association, 5.125%(g)(j)	900	900
Federal National Mortgage Association, 5.375%(g)(j)	1,850	2,128
Federal National Mortgage Association, 5.810%(g)(j)	1,400	1,708
Federal National Mortgage Association, 6.750%(g)(j)	2,200	1,430
Federal National Mortgage Association, 8.250%(g)(j)	73,150	60,714

		805,741

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $3,547,206)		1,186,521

TOTAL PREFERRED STOCKS (Identified Cost $8,625,367)		3,252,251

CLOSED END INVESTMENT COMPANIES – 1.0%
BlackRock Senior High Income Fund, Inc.	15,920	38,208
DWS High Income Trust	22,522	65,314
Dreyfus High Yield Strategies Fund	78,008	173,958
Highland Credit Strategies Fund	31,505	179,578

12

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value(†)
CLOSED END INVESTMENT COMPANIES – continued
Van Kampen High Income Trust II	42,002	$74,764
Western Asset High Income Opportunity Fund, Inc.	176,050	700,679
Western Asset Managed High Income Fund, Inc.	222,550	948,063

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $3,511,224)		2,180,564

	Shares/Principal Amount(‡)
SHORT-TERM INVESTMENTS – 8.8%
State Street Navigator Securities Lending Prime Portfolio(k)	$31,640	31,640
Repurchase Agreement with State Street Corp., dated 12/31/08 at 0.010% to be repurchased at $16,766 on 1/02/09 collateralized by $20,000 U.S. Treasury Bill, due 2/05/09 with a value of $19,999, including accrued interest(l)	16,766	16,766
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/08 at 0.000% to be repurchased at $18,426,615 on 1/02/09 collateralized by $18,405,000 Federal Home Loan Bank, 2.275% due 4/24/09 with a value of $18,796,106, including accrued interest(l)	18,426,615	18,426,615

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,475,021)		18,475,021

TOTAL INVESTMENTS – 102.0% (Identified Cost $285,321,220)(a)		214,018,122
Other assets less liabilities—(2.0)%		(4,234,663)

NET ASSETS – 100.0%		$209,783,459

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities(other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price(“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market(but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

13

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $285,360,322 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,563,280
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(77,905,480)

Net unrealized depreciation	$(71,342,200)

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	All or a portion of this security was on loan to brokers at December 31, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value (including accrued interest) of the security on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2008 were $31,075 and $31,640, respectively.

(e)	Illiquid security. At December 31, 2008, the value of these securities amounted to $6,497,878 or 3.1% of net assets.

(f)	Valued by management. At December 31, 2008, the value of these securities amounted to $1,882,121 or 0.9% of net assets.

(g)	Non-income producing security.

(h)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(i)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2008.

(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(k)	Represents investment of securities lending collateral.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $13,571,461 or 6.5% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MTN	Medium Term Note

LOC	Letter of Credit

REITs	Real Estate Investment Trusts

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

14

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$28,263,545
Level 2 - Other Significant Observable Inputs	169,699,503
Level 3 – Significant Unobservable Inputs	16,055,074

Total	$214,018,122

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of September 30, 2008	$10,040,606
Realized gain(loss)	(151,961)
Change in unrealized appreciation(depreciation)	(9,673,708)
Net purchases(sales)	4,196,651
Net reclassifications to/from Level 3	11,643,486

Balance as of December 31, 2008	$16,055,074

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities(“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

15

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Paper	6.0%
Non-Captive Diversified	5.9
Banking	5.8
Wirelines	5.6
Healthcare	5.0
Pharmaceuticals	4.8
Local Authorities	4.7
Electric	4.7
Sovereigns	4.1
Retailers	4.0
Technology	3.6
Automotive	3.6
Pipelines	3.6
Supranational	2.4
Metals & Mining	2.3
Home Construction	2.2
Non-Captive Consumer	2.2
Wireless	2.1
Other Investments, less than 2% each	20.6
Short-Term Investments	8.8

Total Investments	102.0
Other assets less liabilities	(2.0)

Net Assets	100.0%

16

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

	Principal Amount (‡)	Value(†)
BONDS AND NOTES – 98.4% of Net Assets
NON-CONVERTIBLE BONDS – 98.4%
ABS Credit Card – 3.3%
BA Credit Card Trust, Series 2008-A5, Class A5, 2.395%, 12/16/2013(b)	$260,000	$231,122
Chase Issuance Trust, Series 2007-A16, Class A16, 2.296%, 6/16/2014(b)	315,000	261,121
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	255,000	166,479
Discover Card Master Trust I, 1.245%, 10/16/2014(b)	150,000	120,173
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1.455%, 8/16/2021(b)	140,000	75,827

		854,722

ABS Home Equity – 1.2%
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	32,410	31,564
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	135,000	80,595
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	247,760	140,480
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.711%, 12/25/2035(b)	79,058	65,914

		318,553

Aerospace & Defense – 0.6%
General Dynamics Corp., 5.250%, 2/01/2014	155,000	158,847

Asset-Backed Securities – 0.8%
Americredit Automobile Receivables Trust, Series 2004-DF, Class A4, 3.430%, 7/06/2011	57,496	54,175
Navistar Financial Corp. Owner Trust, Series 2004-B, Class A4, 3.530%, 10/15/2012	122,304	121,088
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.010%, 9/15/2010	25,756	25,697

		200,960

Automotive – 0.6%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	235,000	162,368

Banking – 9.0%
Bank of America Corp., 5.650%, 5/01/2018	280,000	281,662
Bank One Corp., 5.900%, 11/15/2011	5,000	5,016
Citigroup, Inc., 5.300%, 10/17/2012	325,000	313,211
Credit Suisse NY, 6.000%, 2/15/2018	110,000	101,016
Goldman Sachs Group, Inc. (The), 4.500%, 6/15/2010	210,000	206,932
Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	10,000	9,438
Goldman Sachs Group, Inc. (The), 5.450%, 11/01/2012	155,000	147,856
HSBC Finance Corp., 4.750%, 4/15/2010	205,000	203,200
Morgan Stanley, 5.300%, 3/01/2013	400,000	362,756
Suntrust Banks, Inc., 5.250%, 11/05/2012	190,000	186,141
Wachovia Corp., 5.300%, 10/15/2011	175,000	168,774
Wells Fargo & Co., 5.250%, 10/23/2012	305,000	310,653

		2,296,655

Brokerage – 3.0%
Bear Stearns Cos., Inc. (The), 5.350%, 2/01/2012	130,000	127,547
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	280,000	306,840
Merrill Lynch & Co., Inc., 5.450%, 2/05/2013	350,000	336,436

		770,823

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2008(Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued
Chemicals – 0.7%
Lubrizol Corp., 4.625%, 10/01/2009	$5,000	$4,911
PPG Industries, Inc., 5.750%, 3/15/2013	170,000	168,119

		173,030

Collateralized Mortgage Obligation – 0.8%
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.013%, 7/25/2021(b)	263,696	202,386
Commercial Mortgage-Backed Securities – 9.1%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.739%, 5/10/2045(b)	205,000	167,431
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	384,106
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.712%, 6/11/2040(b)	250,000	194,658
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	140,000	121,545
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	410,000	340,972
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.861%, 4/15/2045(b)	375,000	320,697
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	230,000	201,252
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.423%, 2/12/2039(b)	320,000	257,716
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)	210,000	168,255
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.742%, 8/12/2041(b)	205,000	176,158

		2,332,790

Construction Machinery – 0.9%
Caterpillar Financial Services, MTN, 4.850%, 12/07/2012	160,000	151,806
John Deere Capital Corp., MTN, 4.500%, 4/03/2013	90,000	86,153

		237,959

Consumer Products – 1.2%
Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	175,000	164,560
Newell Rubbermaid, Inc., 5.500%, 4/15/2013	170,000	148,966

		313,526

Diversified Manufacturing – 0.7%
Honeywell International, Inc., 4.250%, 3/01/2013	175,000	174,662

Electric – 3.7%
Carolina Power & Light Co., 6.500%, 7/15/2012	5,000	4,923
Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	125,000	134,409
Duke Energy Corp., 5.625%, 11/30/2012	150,000	152,761
Nisource Finance Corp., 7.875%, 11/15/2010	145,000	132,688
Pacific Gas & Electric Co., 3.600%, 3/01/2009	5,000	4,986
Pacific Gas & Electric Co., 6.250%, 12/01/2013	135,000	139,601
Southern California Edison Co., 5.750%, 3/15/2014	165,000	172,910
Virginia Electric and Power Co., 5.100%, 11/30/2012	205,000	200,413

		942,691

Entertainment – 2.0%
Time Warner, Inc., 5.875%, 11/15/2016	165,000	147,920

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued
Entertainment – continued
Time Warner, Inc., 6.500%, 11/15/2036	$45,000	$40,797
Viacom, Inc., Class B, 6.875%, 4/30/2036	205,000	162,007
Walt Disney Co., 5.700%, 7/15/2011	145,000	153,842

		504,566

Food & Beverage – 5.1%
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	200,000	180,112
Coca-Cola Enterprises, Inc., 7.375%, 3/03/2014	280,000	307,469
Diageo Capital PLC, 7.375%, 1/15/2014	160,000	170,440
General Mills, Inc., 5.650%, 9/10/2012	225,000	229,665
HJ Heinz Finance Co., 6.000%, 3/15/2012	100,000	100,763
Kellogg Co., 5.125%, 12/03/2012	175,000	174,941
Kraft Foods, Inc., 6.750%, 2/19/2014	130,000	134,910

		1,298,300

Healthcare – 2.5%
Hospira, Inc., 5.550%, 3/30/2012	250,000	236,867
Medco Health Solutions, Inc., 6.125%, 3/15/2013	170,000	158,525
UnitedHealth Group, Inc., 4.875%, 2/15/2013	180,000	168,052
WellPoint, Inc., 5.250%, 1/15/2016	100,000	88,526

		651,970

Healthcare Insurance – 0.7%
Aetna, Inc., 7.875%, 3/01/2011	170,000	169,029

Hybrid ARMs – 1.0%
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.253%, 9/25/2036(b)	548,988	258,027

Independent Energy – 0.9%
Talisman Energy, Inc., 5.850%, 2/01/2037	15,000	10,434
Talisman Energy, Inc., 6.250%, 2/01/2038	55,000	39,935
XTO Energy, Inc., 4.900%, 2/01/2014	5,000	4,506
XTO Energy, Inc., 5.750%, 12/15/2013	170,000	165,024

		219,899

Media Cable – 2.4%
Comcast Cable Communications, 7.125%, 6/15/2013	110,000	108,066
Comcast Corp., 4.950%, 6/15/2016	160,000	144,229
Cox Communications, Inc., 4.625%, 1/15/2010	5,000	4,838
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	188,030
Time Warner Cable, Inc., 6.200%, 7/01/2013	170,000	160,802

		605,965

Media Non-Cable – 0.6%
Thomson Reuters Corp., 5.950%, 7/15/2013	175,000	162,930

Metals & Mining – 1.1%
United States Steel Corp., 6.050%, 6/01/2017	175,000	114,418
Vale Overseas Ltd., 6.250%, 1/23/2017	165,000	155,562

		269,980

Mortgage Related – 16.8%
Federal Home Loan Mortgage Corp., 4.500%, 12/01/2019	14,891	15,284
Federal Home Loan Mortgage Corp., 4.890%, 1/01/2035(b)	246,723	246,117
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2019	5,601	5,782
Federal Home Loan Mortgage Corp., 5.000%, 1/01/2020	6,600	6,800
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	447,350	454,885

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

		Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal Home Loan Mortgage Corp., 5.500%, 3/01/2013		$9,062	$9,418
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2012		15,657	16,212
Federal Home Loan Mortgage Corp., 6.500%, 1/01/2024		4,257	4,470
Federal Home Loan Mortgage Corp., 7.000%, 2/01/2009		40	40
Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025		462	490
Federal National Mortgage Association, 4.500%, 12/01/2019		18,600	19,085
Federal National Mortgage Association, 5.000%, 1/01/2019		302,459	312,235
Federal National Mortgage Association, 5.000%, 2/01/2019		433,324	446,517
Federal National Mortgage Association, 5.375%, 6/12/2017		505,000	589,999
Federal National Mortgage Association, 5.500%, 1/01/2017		46,556	48,287
Federal National Mortgage Association, 5.500%, 1/01/2017		54,390	56,311
Federal National Mortgage Association, 5.500%, 2/01/2017		28,139	29,185
Federal National Mortgage Association, 5.500%, 8/01/2017		650,550	673,517
Federal National Mortgage Association, 5.500%, 9/01/2017		140,682	145,648
Federal National Mortgage Association, 5.500%, 11/01/2017		945	979
Federal National Mortgage Association, 5.500%, 1/01/2020		617,885	638,540
Federal National Mortgage Association, 5.500%, 3/01/2020		529,726	546,937
Federal National Mortgage Association, 6.000%, 9/01/2021		9,589	9,961
Federal National Mortgage Association, 7.500%, 6/01/2016		2,457	2,568
Federal National Mortgage Association, 8.000%, 6/01/2015		3,475	3,669
Government National Mortgage Association, 6.500%, 12/15/2023		10,423	10,868
Government National Mortgage Association, 8.500%, 9/15/2022		3,217	3,437
Government National Mortgage Association, 9.500%, 1/15/2019		7,059	7,688

			4,304,929

Non-Captive Consumer – 0.8%
American Express Co., 5.500%, 9/12/2016		85,000	77,993
American Express Co., 6.150%, 8/28/2017		45,000	43,382
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		5,000	2,082
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		10,000	7,155
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		10,000	6,749
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		80,000	63,250

			200,611

Non-Captive Diversified – 3.2%
CIT Group, Inc., 5.850%, 9/15/2016		7,000	4,929
CIT Group, Inc., 12.000%, 12/18/2018		126,000	97,020
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		78,000	54,238
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		20,000	19,577
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	500,000	314,411
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		140,000	136,365
International Lease Finance Corp., Series Q, MTN, 5.750%, 6/15/2011		205,000	149,503

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., 5.150%, 3/01/2012	$170,000	$53,550

		829,593

Oil Field Services – 1.3%
Baker Hughes, Inc., 7.500%, 11/15/2018	155,000	171,842
Weatherford International Ltd., 5.150%, 3/15/2013	175,000	154,100

		325,942

Pharmaceuticals – 0.8%
Abbott Laboratories, 5.150%, 11/30/2012	190,000	202,778
Schering-Plough Corp., 5.550%, 12/01/2013	5,000	5,037

		207,815

Pipelines – 2.3%
Energy Transfer Partners LP, 6.000%, 7/01/2013	170,000	151,221
Enterprise Products Operating LLP, 9.750%, 1/31/2014	125,000	127,286
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	185,000	161,328
Spectra Energy Capital LLC, 5.668%, 8/15/2014	175,000	153,495

		593,330

Railroads – 2.0%
Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	175,000	182,626
Canadian Pacific Railway Co., 5.750%, 5/15/2013	170,000	157,329
CSX Corp., 6.150%, 5/01/2037	30,000	24,006
Union Pacific Corp., 5.750%, 11/15/2017	160,000	151,714

		515,675

REITs – 2.3%
Colonial Realty LP, 4.800%, 4/01/2011	125,000	99,650
Developers Diversified Realty Corp., 3.875%, 1/30/2009	10,000	9,775
ERP Operating LP, 6.625%, 3/15/2012	165,000	135,575
Federal Realty Investment Trust, 5.400%, 12/01/2013	105,000	75,141
First Industrial LP, 5.250%, 6/15/2009	10,000	9,229
ProLogis, 5.500%, 4/01/2012	255,000	140,250
Simon Property Group LP, 5.300%, 5/30/2013	170,000	127,091

		596,711

Retailers – 1.1%
CVS Caremark Corp., 5.750%, 6/01/2017	160,000	150,635
J.C. Penney Corp., Inc., 5.750%, 2/15/2018	50,000	33,190
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	130,000	96,561

		280,386

Supermarkets – 0.6%
Kroger Co., 6.200%, 6/15/2012	50,000	50,882
Kroger Co., 6.400%, 8/15/2017	35,000	35,296
Kroger Co., 6.750%, 4/15/2012	65,000	65,609

		151,787

Technology – 4.1%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	82,488
Corning, Inc., 6.200%, 3/15/2016	45,000	38,465
Equifax, Inc., 7.000%, 7/01/2037	85,000	53,183
Hewlett Packard Co., 6.125%, 3/01/2014	125,000	132,875
IBM International Group Capital, 5.050%, 10/22/2012	230,000	239,990
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	123,852
Oracle Corp., 4.950%, 4/15/2013	170,000	175,267

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued
Technology – continued
Pitney Bowes, Inc., 5.250%, 1/15/2037	$95,000	$83,639
Xerox Corp., 6.400%, 3/15/2016	170,000	132,600

		1,062,359

Tobacco – 1.9%
Altria Group, Inc., 9.700%, 11/10/2018	265,000	286,420
Philip Morris International, Inc., 6.875%, 3/17/2014	185,000	194,414

		480,834

Treasuries – 5.1%
U.S. Treasury Bond, 1.625%, 1/15/2018(c)	744,566	706,699
U.S. Treasury Note, 4.000%, 8/15/2018	75,000	86,607
U.S. Treasury Note, 4.750%, 8/15/2017(c)	45,000	53,803
U.S. Treasury STRIPS, Zero Coupon, Bond, 2/15/2015	535,000	461,906

		1,309,015

Wireless – 1.1%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	2,100
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	119,850
Vodafone Group Plc, 5.350%, 2/27/2012	175,000	172,769

		294,719

Wirelines – 3.1%
AT&T, Inc., 5.100%, 9/15/2014	180,000	176,938
Embarq Corp., 7.995%, 6/01/2036	155,000	104,625
Qwest Corp., 6.875%, 9/15/2033	260,000	154,700
Telecom Italia Capital SA, 4.950%, 9/30/2014	185,000	140,831
Verizon New England, Inc., 6.500%, 9/15/2011	5,000	4,963
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	230,000	205,825

		787,882

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $27,357,717)		25,222,226

TOTAL BONDS AND NOTES (Identified Cost $27,357,717)		25,222,226

SHORT-TERM INVESTMENTS – 0.8%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $190,507 on 1/02/2009 collateralized by $190,000 Federal National Mortgage Association, 3.530% due 8/25/2010 valued at $195,463 including accrued interest(d) (Identified Cost $190,507)	190,507	190,507

TOTAL INVESTMENTS – 99.2% (Identified Cost $27,548,224)(a)		25,412,733
Other assets less liabilities—0.8%		212,325

NET ASSETS – 100.0%		$25,625,058

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $27,583,386 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$484,419
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,655,072)

Net unrealized depreciation	$(2,170,653)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $739,359 of which $3,797 expires on September 30, 2013: $186,919 expires on September 30, 2014: $326,220 expires on September 30, 2015 and $222,423 expires on September 30, 2016. At September 30, 2008 post-October capital loss deferrals were $257,177. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

GMTN	Global Medium Term Note

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Key to Abbreviation: SGD: Singapore Dollar

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$190,507
Level 2 - Other Significant Observable Inputs	24,416,306
Level 3 – Significant Unobservable Inputs	805,920

Total	$25,412,733

Futures Contracts Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$11,868
Level 2 - Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$11,868

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of December 31, 2007	$387,534
Realized gain (loss)	(77,334)
Change in unrealized appreciation (depreciation)	(137,155)
Net purchases (sales)	(16,600)
Net reclassifications to/from Level 3	649,475

Balance as of December 31, 2008	$805,920

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

Futures Contracts

The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid, respectively, by and to the holders of these positions. The amount received or paid is known as “variation margin.” Realized gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. At December 31, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
10 Year U.S. Treasury Note	3/20/2009	4	$503,000	$11,868

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Mortgage Related	16.8%
Commercial Mortgage-Backed Securities	9.1
Banking	9.0
Treasuries	5.1
Food & Beverage	5.1
Technology	4.1
Electric	3.7
ABS Credit Card	3.3
Non-Captive Diversified	3.2
Wirelines	3.1
Brokerage	3.0
Healthcare	2.5
Media Cable	2.4
REITs	2.3
Pipelines	2.3
Railroads	2.0
Entertainment	2.0
Other Investments, less than 2% each	19.4
Short-Term Investments	0.8

Total Investments	99.2
Other assets less liabilities (including variation margin on open Futures Contracts)	0.8

Net Assets	100.0%

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.0% of Net Assets
NON-CONVERTIBLE BONDS – 92.2%
ABS Car Loan – 1.0%
ARG Funding Corp., Series 2005-2A, Class A5, 1.613%, 5/20/2011, 144A(b)		$3,245,000	$2,732,928

ABS Credit Card – 0.3%
World Financial Network Credit Card, Series 2008-B, Class M, 7.800%, 10/15/2013		732,000	678,058

ABS Home Equity – 0.2%
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021		287,039	162,751
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021		455,000	93,002
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034		494,720	217,489

			473,242

Aerospace & Defense – 0.1%
Boeing Capital Corp., 6.500%, 2/15/2012		165,000	168,643

Airlines – 1.7%
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 8/10/2022		2,344,635	1,184,041
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	3,159,691

			4,343,732

Asset-Backed Securities – 0.9%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		2,500,000	2,315,680

Automotive – 0.3%
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	586,300
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		150,000	131,733
General Motors Corp., 8.250%, 7/15/2023		50,000	7,500

			725,533

Banking – 8.9%
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	877,890
Bank of America Corp., 5.420%, 3/15/2017		230,000	204,441
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	762,045
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	70,000,000	1,973,404
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	1,591,056
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	17,000,000	478,229
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	7,484,000,000	430,708
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	1,783,139
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		1,725,000	1,542,293
Goldman Sachs Group, Inc. (The), 5.150%, 1/15/2014		870,000	783,547
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		250,000	227,915
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		410,000	332,866
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	8,035,000	2,764,161
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	8,972,574,000	497,690
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	298,195
JPMorgan Chase & Co., 4.750%, 5/01/2013		60,000	59,206
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	624,854
Morgan Stanley, 4.750%, 4/01/2014		245,000	186,663

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Morgan Stanley, 5.375%, 10/15/2015		$1,300,000	$1,119,050
Morgan Stanley, 6.750%, 4/15/2011		1,310,000	1,288,943
Morgan Stanley, EMTN, 5.450%, 1/09/2017		260,000	214,313
Morgan Stanley, MTN, 6.250%, 8/09/2026		500,000	406,619
Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018		3,045,000	2,671,348
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		800,000	660,628
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		995,000	825,831
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	65,000,000	375,220
Washington Mutual Finance Corp., 6.875%, 5/15/2011		135,000	129,022

			23,109,276

Brokerage – 1.5%
Bear Stearns Co., Inc. (The), 5.550%, 1/22/2017		230,000	218,957
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037(c)		2,030,000	203
Lehman Brothers Holdings, Inc., MTN, (fixed rate to 5/03/2027, variable rate thereafter), 6.000%, 5/03/2032(c)		155,000	15
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		3,770,000	3,388,947
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		235,000	226,666

			3,834,788

Building Materials – 0.1%
Masco Corp., 5.850%, 3/15/2017		500,000	323,423

Chemicals – 1.8%
Lubrizol Corp., 6.500%, 10/01/2034		2,005,000	1,627,062
Methanex Corp., 6.000%, 8/15/2015		980,000	643,120
PPG Industries, Inc., 6.650%, 3/15/2018		2,410,000	2,373,985

			4,644,167

Collateralized Mortgage Obligation– 0.1%
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021		322,139	223,585

Commercial Mortgage-Backed Securities – 2.7%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.180%, 9/10/2047(b)		160,000	131,133
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045, Class A(b)		220,000	190,530
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040		280,000	252,121
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041		360,000	301,363
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046		155,000	134,568
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)		480,000	391,210
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)		685,000	453,080
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020		313,244	243,155
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037		485,000	440,227
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		805,000	649,326

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	$350,000	$277,618
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.819%, 6/15/2049(b)	510,000	360,175
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	600,000	478,654
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	255,000	180,277
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	480,000	387,927
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	180,000	148,070
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	390,000	305,957
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	915,000	721,594
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(b)	335,000	290,516
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)	235,000	188,286
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	350,000	285,942
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	425,000	346,142

		7,157,871

Distributors – 0.8%
Equitable Resources, Inc., 6.500%, 4/01/2018	2,150,000	2,008,238

Electric – 5.1%
AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	2,800,000	2,575,700
Baltimore Gas & Electric Co., 5.200%, 6/15/2033	500,000	353,280
Bruce Mansfield Unit, 6.850%, 6/01/2034(d)	1,550,000	1,232,343
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	960,000	742,553
Commonwealth Edison Co., 4.700%, 4/15/2015	555,000	497,520
Commonwealth Edison Co., 4.750%, 12/01/2011(d)	41,000	39,907
Commonwealth Edison Co., 5.875%, 2/01/2033	1,180,000	986,297
Dominion Resources, Inc., 5.950%, 6/15/2035	385,000	328,958
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,000,000	1,071,026
Illinois Power Co., 6.250%, 4/01/2018	3,385,000	3,023,140
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	445,000	413,780
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	1,035,000	1,010,310
Nisource Finance Corp., 6.150%, 3/01/2013	195,000	150,255
Nisource Finance Corp., 6.400%, 3/15/2018	1,255,000	783,217

		13,208,286

Entertainment – 1.1%
Time Warner, Inc., 6.500%, 11/15/2036	410,000	371,701
Time Warner, Inc., 6.625%, 5/15/2029	870,000	771,510
Time Warner, Inc., 6.950%, 1/15/2028	375,000	345,843
Time Warner, Inc., 7.625%, 4/15/2031	245,000	240,788
Time Warner, Inc., 7.700%, 5/01/2032	160,000	160,197

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Entertainment – continued
Viacom, Inc., Class B, 6.875%, 4/30/2036		$1,325,000	$1,047,117

			2,937,156

Food & Beverage – 1.6%
Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033		995,000	826,317
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037		1,270,000	1,143,711
Cia Brasileira de Bebidas, 8.750%, 9/15/2013		1,025,000	1,076,250
Kraft Foods, Inc., 6.250%, 6/01/2012		210,000	217,190
Kraft Foods, Inc., 6.500%, 11/01/2031		960,000	921,375

			4,184,843

Foreign Local Governments – 0.1%
Province of Alberta, 5.930%, 9/16/2016	CAD	411,524	375,229

Government Owned - No Guarantee – 1.5%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A		2,565,000	2,199,980
DP World Ltd., 6.850%, 7/02/2037, 144A		3,500,000	1,802,738

			4,002,718

Healthcare – 1.2%
Covidien International Finance SA, 6.000%, 10/15/2017		900,000	887,855
Covidien International Finance SA, 6.550%, 10/15/2037		900,000	913,132
HCA, Inc., 5.750%, 3/15/2014		1,020,000	617,100
HCA, Inc., 6.250%, 2/15/2013		195,000	121,875
HCA, Inc., 6.375%, 1/15/2015		95,000	57,950
HCA, Inc., 6.500%, 2/15/2016		55,000	33,825
HCA, Inc., 6.750%, 7/15/2013		30,000	18,900
HCA, Inc., 7.050%, 12/01/2027		100,000	42,279
HCA, Inc., 7.190%, 11/15/2015		190,000	105,238
HCA, Inc., 7.500%, 12/15/2023		75,000	35,224
HCA, Inc., 7.690%, 6/15/2025		175,000	77,000
HCA, Inc., 8.360%, 4/15/2024		305,000	140,300
HCA, Inc., MTN, 7.580%, 9/15/2025		10,000	4,620
HCA, Inc., MTN, 7.750%, 7/15/2036		305,000	135,233

			3,190,531

Home Construction – 2.3%
Centex Corp., 5.250%, 6/15/2015		380,000	235,600
Lennar Corp., Series B, 5.600%, 5/31/2015		1,250,000	762,500
Lennar Corp., Series B, 6.500%, 4/15/2016		770,000	469,700
Pulte Homes, Inc., 5.200%, 2/15/2015		1,265,000	860,200
Pulte Homes, Inc., 6.000%, 2/15/2035		3,340,000	1,703,400
Pulte Homes, Inc., 6.375%, 5/15/2033		1,455,000	771,150
Toll Brothers Finance Corp., 5.150%, 5/15/2015		1,725,000	1,239,306

			6,041,856

Hybrid ARMs – 0.4%
Federal National Mortgage Association, 6.042%, 2/01/2037(b)		394,778	404,146
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.207%, 9/25/2036(b)		560,275	263,329
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.591%, 7/25/2035(b)		418,810	251,286

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Hybrid ARMs – continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.997%, 10/25/2035(b)		$309,083	$197,621

			1,116,382

Independent Energy – 3.0%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,365,000	1,205,717
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,215,000	958,433
Apache Corp., 6.000%, 1/15/2037		1,940,000	1,881,170
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,365,000	3,237,833
Talisman Energy, Inc., 5.850%, 2/01/2037		15,000	10,434
XTO Energy, Inc., 6.100%, 4/01/2036		65,000	53,972
XTO Energy, Inc., 6.750%, 8/01/2037		435,000	407,405

			7,754,964

Local Authorities – 2.5%
Manitoba (Province of), GMTN, 6.375%, 9/01/2015	NZD	4,635,000	2,868,355
Quebec Province, Series QC, 6.750%, 11/09/2015	NZD	1,185,000	731,913
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000	1,259,278
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(d)		2,880,000	1,574,669

			6,434,215

Media Cable – 3.5%
Comcast Corp., 5.650%, 6/15/2035		2,090,000	1,858,075
Comcast Corp., 6.450%, 3/15/2037		1,230,000	1,223,994
Comcast Corp., 6.500%, 11/15/2035		1,570,000	1,562,527
Comcast Corp., 6.950%, 8/15/2037		1,925,000	2,027,125
Time Warner Cable, Inc., 6.750%, 7/01/2018		2,500,000	2,407,012

			9,078,733

Media Non-Cable – 1.0%
Clear Channel Communications, Inc., 5.750%, 1/15/2013		250,000	36,250
News America, Inc., 6.200%, 12/15/2034		950,000	866,919
News America, Inc., 6.400%, 12/15/2035		1,980,000	1,830,031

			2,733,200

Metals & Mining – 0.0%
Teck Cominco Ltd., 7.000%, 9/15/2012		100,000	55,000

Mortgage Related – 4.5%
Federal Home Loan Mortgage Corp., 4.000%, 7/01/2019		319,563	324,045
Federal Home Loan Mortgage Corp., 4.500%, 4/01/2019		635,439	652,205
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2034		206,649	211,644
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2033		509,576	522,894
Federal Home Loan Mortgage Corp., 5.500%, 2/01/2037		579,722	594,059
Federal Home Loan Mortgage Corp., 6.000%, 2/01/2020		222,069	230,284
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035		408,099	421,762
Federal Home Loan Mortgage Corp., 10.000%, 8/01/2018		3,453	3,912

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal Home Loan Mortgage Corp., 10.000%, 10/01/2018	$2,206	$2,493
Federal Home Loan Mortgage Corp., MTN, 5.000%, 12/14/2018	281,000	291,261
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	675,000	690,941
Federal National Mortgage Association, 4.000%, 1/01/2020	172,758	175,589
Federal National Mortgage Association, 4.500%, 3/01/2035	259,632	263,543
Federal National Mortgage Association, 4.500%, 9/01/2035	365,201	370,804
Federal National Mortgage Association, 5.000%, 2/01/2018	104,142	107,834
Federal National Mortgage Association, 5.000%, 6/01/2020	295,569	304,198
Federal National Mortgage Association, 5.000%, 4/01/2034	197,540	202,086
Federal National Mortgage Association, 5.000%, 5/01/2034	199,414	204,003
Federal National Mortgage Association, 5.000%, 5/01/2035	361,830	369,930
Federal National Mortgage Association, 5.000%, 6/01/2035	254,906	260,612
Federal National Mortgage Association, 5.000%, 6/01/2035	147,121	150,415
Federal National Mortgage Association, 5.000%, 8/01/2035	359,315	367,359
Federal National Mortgage Association, 5.500%, 9/01/2016	70,396	73,013
Federal National Mortgage Association, 5.500%, 8/01/2019	46,812	48,377
Federal National Mortgage Association, 5.500%, 12/01/2032	114,707	117,992
Federal National Mortgage Association, 5.500%, 1/01/2033	249,266	256,404
Federal National Mortgage Association, 5.500%, 6/01/2033	376,705	387,911
Federal National Mortgage Association, 5.500%, 7/01/2033	555,794	571,102
Federal National Mortgage Association, 5.500%, 9/01/2034	220,822	226,766
Federal National Mortgage Association, 5.500%, 3/01/2035	76,361	78,416
Federal National Mortgage Association, 5.500%, 3/01/2035	62,832	64,484
Federal National Mortgage Association, 5.500%, 5/01/2035	75,440	77,423
Federal National Mortgage Association, 5.500%, 8/01/2035	144,815	148,623
Federal National Mortgage Association, 5.500%, 12/01/2035	316,950	325,284
Federal National Mortgage Association, 5.500%, 1/01/2036	17,136	17,586

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 5.500%, 2/01/2036	$7,208	$7,398
Federal National Mortgage Association, 5.500%, 4/01/2036	399,047	409,539
Federal National Mortgage Association, 5.500%, 6/01/2036	93,986	96,457
Federal National Mortgage Association, 5.730%, 9/01/2036(b)	409,070	415,820
Federal National Mortgage Association, 6.000%, 12/01/2018	26,481	27,518
Federal National Mortgage Association, 6.000%, 12/01/2020	34,101	35,428
Federal National Mortgage Association, 6.000%, 3/01/2021	307,739	320,431
Federal National Mortgage Association, 6.000%, 10/01/2028	28,864	29,916
Federal National Mortgage Association, 6.000%, 10/01/2033	604,865	624,644
Federal National Mortgage Association, 6.500%, 2/01/2011	3,422	3,555
Federal National Mortgage Association, 6.500%, 10/01/2031	91,804	96,078
Federal National Mortgage Association, 6.500%, 10/01/2033	44,193	46,078
Federal National Mortgage Association, 6.500%, 10/01/2033	83,254	86,805
Federal National Mortgage Association, 6.500%, 10/01/2033	63,311	66,011
Federal National Mortgage Association, 6.500%, 11/01/2033	87,964	91,716
Federal National Mortgage Association, 7.000%, 4/25/2020	41,499	43,865
Government National Mortgage Association, 6.500%, 2/20/2028	137,319	144,545
Government National Mortgage Association, 7.000%, 11/20/2025	5,486	5,786
Government National Mortgage Association, 10.000%, 5/15/2018	15,029	16,625
Government National Mortgage Association, 10.000%, 8/15/2018	9,622	10,658
Government National Mortgage Association, 10.000%, 12/15/2018	47,016	52,077

		11,746,204

Non-Captive Consumer – 1.7%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	45,000	18,739
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,815,000	1,218,256
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	144,000	137,087
HSBC Finance Corp., 8.000%, 7/15/2010	205,000	208,409
SLM Corp., Series A, MTN, 5.000%, 4/15/2015	70,000	44,409
SLM Corp., Series A, MTN, 5.375%, 1/15/2013	680,000	498,525

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
SLM Corp., Series A, MTN, 6.500%, 6/15/2010	NZD	970,000	$497,905
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		2,385,000	1,885,631

			4,508,961

Non-Captive Diversified – 4.3%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		255,000	179,024
CIT Group, Inc., 5.400%, 2/13/2012		10,000	8,068
CIT Group, Inc., 5.400%, 1/30/2016		19,000	13,229
CIT Group, Inc., 5.800%, 7/28/2011		240,000	189,600
CIT Group, Inc., 5.800%, 10/01/2036		185,000	122,184
CIT Group, Inc., 5.850%, 9/15/2016		5,000	3,521
CIT Group, Inc., 12.000%, 12/18/2018		1,275,000	981,750
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	350,000	264,270
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		102,000	74,134
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		17,000	11,968
CIT Group, Inc., MTN, 5.125%, 9/30/2014		155,000	110,629
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		280,000	176,956
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		65,000	45,198
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	670,000	448,042
General Electric Capital Corp., 5.625%, 5/01/2018		215,000	216,559
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		150,000	146,829
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016(d)(e)	NZD	470,000	245,508
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014(d)(e)	NZD	405,000	227,926
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		2,230,000	2,172,105
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015(d)(e)	NZD	5,650,000	2,943,272
GMAC LLC, 5.625%, 5/15/2009		1,330,000	1,278,085
GMAC LLC, 6.000%, 12/15/2011		763,000	617,221
GMAC LLC, 7.500%, 12/31/2013		41,000	28,700
GMAC LLC, 8.000%, 12/31/2018		97,000	48,500
International Lease Finance Corp., 6.375%, 3/15/2009		725,000	696,049

			11,249,327

Oil Field Services – 0.1%
Weatherford International Ltd., 6.500%, 8/01/2036		195,000	146,379

Paper – 0.9%
Georgia-Pacific LLC, 7.250%, 6/01/2028		1,500,000	915,000
International Paper Co., 4.000%, 4/01/2010		500,000	481,154
International Paper Co., 4.250%, 1/15/2009		1,000,000	999,655

			2,395,809

Pharmaceuticals – 0.0%
Elan Financial PLC, 7.750%, 11/15/2011		60,000	35,400
Elan Financial PLC, 8.875%, 12/01/2013		170,000	88,400

			123,800

Pipelines – 2.9%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		635,000	461,255
El Paso Corp., 6.950%, 6/01/2028		350,000	211,578
Enterprise Products Operating LLP, 6.300%, 9/15/2017		680,000	575,530

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014		$145,000	$126,324
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		5,300,000	4,523,364
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		965,000	868,687
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A		810,000	641,891
Spectra Energy Capital LLC, 5.500%, 3/01/2014		230,000	201,422

			7,610,051

Property & Casualty Insurance – 1.6%
Allstate Corp., 5.950%, 4/01/2036		470,000	397,899
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		65,000	57,667
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		1,842,000	1,640,717
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		2,360,000	1,738,610
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		60,000	30,600
Progressive Corp., 7.000%, 10/01/2013		150,000	146,799
Willis North America, Inc., 6.200%, 3/28/2017		225,000	155,877

			4,168,169

Railroads – 0.9%
Canadian Pacific Railway Co., 5.950%, 5/15/2037		115,000	81,096
Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, 144A	CAD	1,000,000	810,887
CSX Corp., 6.250%, 3/15/2018		670,000	616,249
CSX Corp., MTN, 6.000%, 10/01/2036		210,000	166,328
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)		190,000	89,300
Union Pacific Corp., 3.875%, 2/15/2009		325,000	325,599
Union Pacific Corp., 5.375%, 6/01/2033		415,000	331,402

			2,420,861

REITs – 1.5%
Camden Property Trust, 5.700%, 5/15/2017		640,000	416,000
Colonial Realty LP, 4.800%, 4/01/2011		1,840,000	1,466,846
Colonial Realty LP, 5.500%, 10/01/2015		290,000	172,315
Duke Realty LP, 5.950%, 2/15/2017		90,000	44,964
Equity One, Inc., 6.000%, 9/15/2017		1,000,000	564,324
ERP Operating LP, 5.125%, 3/15/2016		30,000	21,225
ERP Operating LP, 5.750%, 6/15/2017		180,000	124,245
Highwoods Properties, Inc., 5.850%, 3/15/2017		80,000	49,488
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000	697,580
ProLogis, 5.625%, 11/15/2015		40,000	19,600
ProLogis, 5.750%, 4/01/2016		35,000	17,455
Realty Income Corp., 6.750%, 8/15/2019		500,000	289,358
Simon Property Group LP, 5.750%, 12/01/2015		55,000	35,926

			3,919,326

Retailers – 1.0%
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		230,000	139,219
Lowe’s Cos., Inc., 5.500%, 10/15/2035		25,000	20,157
Lowe’s Cos., Inc., 5.800%, 10/15/2036		950,000	778,433
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012		355,000	263,684
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		2,275,000	1,281,066

			2,482,559

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Sovereigns – 12.3%
Canadian Government, 2.750%, 12/01/2010	CAD	5,410,000		$4,518,501
Canadian Government, 3.750%, 9/01/2011	CAD	2,000,000		1,721,847
Canadian Government, 3.750%, 6/01/2012	CAD	3,340,000		2,905,245
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000		900,899
Canadian Government, 4.250%, 9/01/2009	CAD	4,070,000		3,369,907
Canadian Government, 5.250%, 6/01/2012	CAD	11,565,000		10,526,445
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	989,306
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	460,000	(††)	3,475,120
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000		1,928,773
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	685,000		497,971
Republic of Iceland, 7.000%, 3/17/2010	ISK	99,510,000		552,932
Republic of Iceland, 8.500%, 6/12/2009	ISK	133,290,000		773,558

				32,160,504

Supranational – 3.9%
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	1,900,000		1,525,725
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/11/2009	BRL	9,000,000		3,521,655
Inter-American Development Bank, EMTN, Zero Coupon Bond, 9/23/2013	IDR	45,300,000,000		2,221,778
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	4,375,000		2,785,891

				10,055,049

Technology – 4.1%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000		1,508,504
Avnet, Inc., 6.625%, 9/15/2016		270,000		222,956
Corning, Inc., 6.850%, 3/01/2029		10,000		7,726
Corning, Inc., 7.250%, 8/15/2036		1,565,000		1,260,758
Dun & Bradstreet Corp., 6.000%, 4/01/2013		1,970,000		1,860,758
International Business Machines Corp., 4.750%, 11/29/2012		795,000		821,067
Intuit, Inc., 5.750%, 3/15/2017		635,000		469,581
KLA-Tencor Corp., 6.900%, 5/01/2018		1,370,000		1,036,173
Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038		2,745,000		2,605,472
Motorola, Inc., 5.220%, 10/01/2097		1,000,000		332,515
Motorola, Inc., 6.500%, 9/01/2025		190,000		94,040
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		475,000		495,791

				10,715,341

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(d)		1,000,000		90,000

Tobacco – 0.3%
Reynolds American, Inc., 6.750%, 6/15/2017		735,000		583,433
Reynolds American, Inc., 7.250%, 6/15/2037		195,000		131,307

				714,740

Transportation Services – 1.0%
APL Ltd., 8.000%, 1/15/2024(d)		100,000		52,792

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Transportation Services – continued
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(h)	$3,429,237	$2,640,513

		2,693,305

Treasuries – 0.1%
U.S. Treasury Note, 4.250%, 11/15/2013	330,000	376,612

Wireless – 1.0%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	60,000	25,200
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	165,000	70,125
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	510,000	214,200
Sprint Capital Corp., 6.875%, 11/15/2028	234,000	139,230
Sprint Nextel Corp., 6.000%, 12/01/2016	366,000	258,030
Telefonica Emisones SAU, 6.421%, 6/20/2016	185,000	184,679
Vodafone Group PLC, 6.150%, 2/27/2037	1,725,000	1,705,045

		2,596,509

Wirelines – 6.4%
AT&T Corp., 6.500%, 3/15/2029	1,310,000	1,268,831
AT&T, Inc., 6.150%, 9/15/2034	545,000	560,146
AT&T, Inc., 6.500%, 9/01/2037	965,000	1,039,295
BellSouth Corp., 6.000%, 11/15/2034	1,770,000	1,738,602
BellSouth Corp., 6.550%, 6/15/2034	105,000	106,470
GTE Corp., 6.940%, 4/15/2028	50,000	46,268
New England Telephone & Telegraph, 7.875%, 11/15/2029	570,000	500,998
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	500,000	327,500
Telecom Italia Capital, 6.000%, 9/30/2034	1,880,000	1,297,200
Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,075,000	4,447,989
Verizon Communications, Inc., 5.850%, 9/15/2035	3,715,000	3,696,239
Verizon Maryland, Inc., 5.125%, 6/15/2033	290,000	211,126
Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,110,000	927,172
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	505,000	451,920

		16,619,756

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $278,025,603)		240,645,539

CONVERTIBLE BONDS – 0.4%
Pharmaceuticals – 0.2%
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	298,000	407,515
Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	125,000	116,250

		523,765

Technology – 0.2%
Avnet, Inc., 2.000%, 3/15/2034	430,000	423,012
Maxtor Corp., 5.750%, 3/01/2012(d)	54,000	40,500
Richardson Electronics Ltd., 7.750%, 12/15/2011	44,000	37,400

		500,912

TOTAL CONVERTIBLE BONDS (Identified Cost $914,027)		1,024,677

MUNICIPALS – 0.4%
Michigan – 0.2%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(d)	1,085,000	629,582

11

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(d)	$750,000	$407,183

TOTAL MUNICIPALS (Identified Cost $1,813,217)		1,036,765

TOTAL BONDS AND NOTES (Identified Cost $280,752,847)		242,706,981

	Shares
PREFERRED STOCKS – 0.8%
NON-CONVERTIBLE PREFERRED STOCKS – 0.5%
Banking – 0.2%
Bank of America Corp., 7.250%	940	611,000

Capital Markets – 0.0%
Lehman Brothers Holdings, Inc., 7.250% (c)	860	430
Lehman Brothers Holdings, Inc., 7.950% (c)	570	1

		431

Diversified Financial Services – 0.1%
CIT Group, Inc., Series A, 6.350%	12,023	155,097
Preferred Blocker, Inc., 9.000%	161	40,250

		195,347

Electric Utilities – 0.1%
Connecticut Light & Power Co., 4.400%	263	9,455
MDU Resources Group, Inc., 5.100%, 1/01/2011	254	25,463
Public Service Electric & Gas Co., 4.080%	400	28,880
San Diego Gas & Electric Co., 4.500%	100	1,514
Union Electric Co., 4.500%	3,160	226,730

		292,042

Thrifts & Mortgage Finance – 0.1%
Federal Home Loan Mortgage Corp., 5.000% (f)(g)	1,850	999
Federal Home Loan Mortgage Corp., 5.570%(f)(g)	28,450	9,104
Federal Home Loan Mortgage Corp., 5.660% (f)(g)	8,500	4,250
Federal Home Loan Mortgage Corp., 5.700% (f)(g)	2,900	1,537
Federal Home Loan Mortgage Corp., 5.790% (f)(g)	5,400	3,996
Federal Home Loan Mortgage Corp., 5.810% (f)(g)	1,900	1,045
Federal Home Loan Mortgage Corp., 5.900% (f)(g)	4,200	1,218
Federal Home Loan Mortgage Corp., 6.000% (f)(g)	2,400	1,560
Federal Home Loan Mortgage Corp., 6.420% (f)(g)	1,700	1,020
Federal Home Loan Mortgage Corp., 6.550% (f)(g)	11,075	3,322
Federal Home Loan Mortgage Corp., 8.375% (f)(g)	39,400	15,366
Federal National Mortgage Association, 4.750% (f)(g)	3,650	3,759
Federal National Mortgage Association, 5.125% (f)(g)	1,300	1,300
Federal National Mortgage Association, 5.375% (f)(g)	2,600	2,990
Federal National Mortgage Association, 5.810% (f)(g)	1,050	1,281
Federal National Mortgage Association, 6.750% (f)(g)	1,650	1,073
Federal National Mortgage Association, 8.250% (f)(g)	53,575	44,467

		98,287

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $4,375,330)		1,197,107

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Shares	Value (†)
CONVERTIBLE PREFERRED STOCKS – 0.3%
Capital Markets – 0.3%
Newell Financial Trust I, 5.250%, 12/01/2027 (Identified Cost $1,294,828)	33,050	$826,250

TOTAL PREFERRED STOCKS (Identified Cost $5,670,158)		2,023,357

	Principal Amount (‡)
SHORT-TERM INVESTMENT – 5.2%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $13,493,814 on 1/02/2009 collateralized by $13,400,000 Federal Home Loan Bank, 2.750% due 6/18/2010 with a value of $13,768,500 including accrued interest(h) (Identified Cost $13,493,814)	$13,493,814	13,493,814

TOTAL INVESTMENTS – 99.0% (Identified Cost $299,916,819)(a)		258,224,152
Other assets less liabilities—1.0%		2,710,161

TOTAL NET ASSETS – 100.0%		$260,934,313

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

13

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $300,155,898 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,427,277
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,359,023)

Net unrealized depreciation	$(41,931,746)

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	Illiquid security. At December 31, 2008, the value of these securities amounted to $7,572,982 or 2.9% of net assets.

(e)	Valued by management. At December 31, 2008 the value of these securities amounted to $3,416,706 or 1.3% of net assets.

(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(g)	Non-income producing security.

(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $26,308,874 or 10.1% of net assets.

ABS	Asset-Backed Securities

ARM	Adjustable-Rate Mortgage

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$14,562,846
Level 2 - Other Significant Observable Inputs	234,350,492
Level 3 - Significant Unobservable Inputs	9,310,814

Total	$258,224,152

14

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Valuation Inputs	Investments in Securities
Balance as of September 30, 2008	$4,180,727
Realized gain (loss)	1,091
Change in unrealized appreciation (depreciation)	(2,474,784)
Net purchases (sales)	1,097,009
Net reclassifications to/from Level 3	6,506,771

Balance as of December 31, 2008	$9,310,814

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Sovereigns	12.3%
Banking	9.1
Wirelines	6.4
Electric	5.1
Mortgage Related	4.5
Non-Captive Diversified	4.3
Technology	4.3
Supranational	3.9
Media Cable	3.5
Independent Energy	3.0
Pipelines	2.9
Commercial Mortgage-Backed Securities	2.7
Local Authorities	2.5
Home Construction	2.3
Other Investments, less than 2% each	27.0
Short-Term Investment	5.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	74.3%
Canadian Dollar	10.2
New Zealand Dollar	3.9
Brazilian Real	3.1
Other, less than 2% each	7.5

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value(†)
COMMON STOCKS – 98.0% of Net Assets
Aerospace & Defense – 1.9%
Ducommun, Inc.	172,685	$2,883,839
Moog, Inc., Class A(b)	114,907	4,202,149
Teledyne Technologies, Inc.(b)	190,789	8,499,650

		15,585,638

Air Freight & Logistics – 1.1%
Atlas Air Worldwide Holdings, Inc.(b)	236,556	4,470,909
Hub Group, Inc., Class A(b)	171,555	4,551,354

		9,022,263

Auto Components – 0.4%
Gentex Corp.	404,821	3,574,569

Building Products – 0.6%
Armstrong World Industries, Inc.	220,314	4,763,189

Capital Markets – 1.9%
Investment Technology Group, Inc.(b)	188,844	4,290,536
JMP Group, Inc.	161,713	897,507
Stifel Financial Corp.(b)	214,727	9,845,233

		15,033,276

Chemicals – 1.6%
Koppers Holdings, Inc.	94,512	2,043,349
LSB Industries, Inc.(b)	208,252	1,732,657
Minerals Technologies, Inc.	42,169	1,724,712
Solutia, Inc.(b)	302,691	1,362,109
Zep, Inc.	297,715	5,748,877

		12,611,704

Commercial Banks – 9.1%
Bank of the Ozarks, Inc.	303,976	9,009,849
Comerica, Inc.	204,846	4,066,193
CVB Financial Corp.	428,949	5,104,493
First Horizon National Corp.	311,703	3,294,697
Glacier Bancorp, Inc.	228,082	4,338,120
Hancock Holding Co.	169,149	7,689,513
IBERIABANK Corp.	151,907	7,291,536
Old National Bancorp	199,052	3,614,784
Pennsylvania Commerce Bancorp, Inc.(b)	119,404	3,183,311
Prosperity Bancshares, Inc.	277,785	8,219,658
Signature Bank(b)	281,675	8,081,256
Sterling Bancshares, Inc.	899,189	5,467,069
SVB Financial Group(b)	138,774	3,640,042

		73,000,521

Commercial Services & Supplies – 8.5%
ABM Industries, Inc.	391,160	7,451,598
American Ecology Corp.	210,263	4,253,621
Brink’s Co. (The)	155,422	4,177,743
Geo Group, Inc. (The)(b)	373,256	6,729,806
McGrath Rentcorp	256,787	5,484,970

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Commercial Services & Supplies – continued
Rollins, Inc.	970,189	$17,541,017
Standard Parking Corp.(b)	592,334	11,455,740
Waste Connections, Inc.(b)	342,932	10,826,363

		67,920,858

Communications Equipment – 2.3%
ADC Telecommunications, Inc.(b)	437,163	2,391,282
ADTRAN, Inc.	282,340	4,201,219
Anaren, Inc.(b)	169,861	2,029,839
CommScope, Inc.(b)	248,924	3,868,279
Tekelec(b)	459,368	6,127,969

		18,618,588

Computers & Peripherals – 1.1%
Intevac, Inc.(b)	313,197	1,587,909
NCR Corp.(b)	227,120	3,211,477
Teradata Corp.(b)	293,361	4,350,543

		9,149,929

Construction & Engineering – 0.8%
Granite Construction, Inc.	65,987	2,898,809
MYR Group, Inc.(b)	338,206	3,382,060

		6,280,869

Construction Materials – 0.2%
Eagle Materials, Inc.	94,545	1,740,573

Consumer Finance – 0.9%
Dollar Financial Corp.(b)	465,349	4,793,094
World Acceptance Corp.(b)	114,051	2,253,648

		7,046,742

Containers & Packaging – 1.1%
Myers Industries, Inc.	321,599	2,572,792
Rock-Tenn Co., Class A	191,835	6,556,920

		9,129,712

Distributors – 0.2%
Core-Mark Holding Co., Inc.(b)	61,813	1,330,216

Diversified Consumer Services – 0.7%
Hillenbrand, Inc.	334,879	5,585,782

Diversified Financial Services – 1.0%
PHH Corp.(b)	604,906	7,700,453

Electric Utilities – 2.8%
ALLETE, Inc.	228,675	7,379,342
ITC Holdings Corp.	147,590	6,446,731
Portland General Electric Co.	425,252	8,279,657

		22,105,730

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Electrical Equipment – 0.5%
II-VI, Inc.(b)	85,883	$1,639,506
LaBarge, Inc.(b)	78,868	1,131,756
Polypore International, Inc.(b)	136,892	1,034,904

		3,806,166

Electronic Equipment & Instruments – 2.0%
Amphenol Corp., Class A	135,601	3,251,712
Daktronics, Inc.	226,280	2,117,981
Littelfuse, Inc.(b)	324,433	5,385,588
Scansource, Inc.(b)	162,905	3,139,179
Vishay Intertechnology, Inc.(b)	509,093	1,741,098

		15,635,558

Energy Equipment & Services – 1.0%
Hornbeck Offshore Services, Inc.(b)	180,436	2,948,324
Newpark Resources(b)	22,333	82,632
Oceaneering International, Inc.(b)	158,835	4,628,452

		7,659,408

Food & Staples Retailing – 0.9%
Spartan Stores, Inc.	309,693	7,200,362

Food Products – 2.8%
Flowers Foods, Inc.	190,407	4,638,315
J & J Snack Foods Corp.	201,646	7,235,058
J.M Smucker Co. (The)	98,421	4,267,535
Ralcorp Holdings, Inc.(b)	109,245	6,379,908

		22,520,816

Gas Utilities – 2.4%
ONEOK, Inc.	138,835	4,042,875
UGI Corp.	613,180	14,973,856

		19,016,731

Health Care Equipment & Supplies – 2.8%
Hill-Rom Holdings, Inc.	189,370	3,117,030
Medical Action Industries, Inc.(b)	261,297	2,612,970
Teleflex, Inc.	156,254	7,828,325
West Pharmaceutical Services, Inc.	225,272	8,508,524

		22,066,849

Health Care Providers & Services – 2.7%
Amedisys, Inc.(b)	101,773	4,207,296
CorVel Corp.(b)	140,317	3,084,167
Healthspring, Inc.(b)	206,960	4,132,991
MEDNAX, Inc.(b)	108,604	3,442,747
MWI Veterinary Supply, Inc.(b)	109,983	2,965,142
Skilled Healthcare Group, Inc., Class A(b)	424,170	3,579,995

		21,412,338

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Hotels, Restaurants & Leisure – 1.1%
Bob Evans Farms, Inc.	181,897	$3,716,156
Dover Downs Gaming & Entertainment, Inc.	301,983	960,306
Penn National Gaming, Inc.(b)	208,457	4,456,810

		9,133,272

Household Products – 0.8%
Church & Dwight Co., Inc.	115,241	6,467,325

Insurance – 9.3%
American Physicians Capital, Inc.	109,698	5,276,474
Aspen Insurance Holdings Ltd.	187,545	4,547,966
Employers Holdings, Inc.	148,480	2,449,920
Fidelity National Financial, Inc., Class A	217,876	3,867,299
Hanover Insurance Group Inc. (The)	134,037	5,759,570
HCC Insurance Holdings, Inc.	302,482	8,091,393
Markel Corp.(b)	12,309	3,680,391
Navigators Group, Inc.(b)	116,894	6,418,650
PartnerRe Ltd.	76,466	5,449,732
ProAssurance Corp.(b)	77,083	4,068,441
Protective Life Corp.	292,438	4,196,485
Reinsurance Group of America, Inc.	110,807	4,744,756
RLI Corp.	136,845	8,369,440
W.R. Berkley Corp.	119,565	3,706,515
Zenith National Insurance Corp.	105,455	3,329,214

		73,956,246

Internet & Catalog Retail – 0.7%
HSN, Inc.(b)	741,316	5,389,367

Internet Software & Services – 0.4%
United Online, Inc.	525,530	3,189,967

IT Services – 4.0%
Alliance Data Systems Corp.(b)	124,641	5,799,546
Broadridge Financial Solutions, Inc.	657,472	8,244,699
Lender Processing Services, Inc.	262,910	7,742,699
Perot Systems Corp., Class A(b)	465,246	6,359,913
Wright Express Corp.(b)	322,575	4,064,445

		32,211,302

Leisure Equipment & Products – 0.4%
Steinway Musical Instruments, Inc.(b)	171,934	3,010,564

Life Sciences Tools & Services – 0.4%
PerkinElmer, Inc.	223,606	3,110,359

Machinery – 2.3%
Actuant Corp., Class A	215,950	4,107,369
Altra Holdings, Inc.(b)	352,579	2,788,900
Badger Meter, Inc.	53,846	1,562,611
CLARCOR, Inc.	81,919	2,718,073

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Machinery – continued
John Bean Technologies Corp.	483,261	$3,948,242
Wabtec Corp.	73,719	2,930,330

		18,055,525

Media – 2.9%
Alloy, Inc.(b)	244,628	1,034,777
Interactive Data Corp.	387,591	9,557,994
John Wiley & Sons, Inc. Class A	345,554	12,294,811

		22,887,582

Metals & Mining – 0.4%
Reliance Steel & Aluminum Co.	180,242	3,594,026

Multi-Utilities & Unregulated Power – 0.6%
NorthWestern Corp.	193,268	4,536,000

Multiline Retail – 1.0%
Dollar Tree, Inc.(b)	187,582	7,840,928

Oil, Gas & Consumable Fuels – 1.5%
Mariner Energy, Inc.(b)	353,552	3,606,231
Penn Virginia Corp.	221,088	5,743,866
St. Mary Land & Exploration Co.	116,800	2,372,208

		11,722,305

Paper & Forest Products – 0.2%
Clearwater Paper Corp.(b)	170,293	1,428,760

Personal Products – 1.1%
Alberto-Culver Co.	360,934	8,846,492

Pharmaceuticals – 2.7%
Endo Pharmaceuticals Holdings, Inc.(b)	317,647	8,220,704
Obagi Medical Products, Inc.(b)	458,289	3,418,836
Perrigo Co.	312,305	10,090,575

		21,730,115

Professional Services – 0.3%
Duff & Phelps Corp., Class A(b)	131,386	2,512,100

Real Estate Management & Development – 0.5%
Forestar Group, Inc.(b)	451,535	4,298,613

REITs – 4.3%
American Campus Communities, Inc.	237,203	4,857,918
Capstead Mortgage Corp.	673,066	7,248,921
Digital Realty Trust, Inc.	174,840	5,743,494
Health Care REIT, Inc.	222,382	9,384,520
Potlatch Corp.	273,634	7,117,220

		34,352,073

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Road & Rail – 1.2%
Genesee & Wyoming, Inc., Class A(b)	163,518	$4,987,299
Ryder System, Inc.	113,592	4,405,098

		9,392,397

Semiconductors & Semiconductor Equipment – 1.8%
Cohu, Inc.	230,704	2,803,054
ON Semiconductor Corp.(b)	630,040	2,142,136
Semtech Corp.(b)	191,765	2,161,191
TriQuint Semiconductor, Inc.(b)	783,377	2,694,817
Verigy Ltd.(b)	518,047	4,983,612

		14,784,810

Software – 2.4%
Informatica Corp.(b)	197,664	2,713,927
Mentor Graphics Corp.(b)	517,448	2,675,206
Progress Software Corp.(b)	273,492	5,267,456
Quest Software, Inc.(b)	325,189	4,094,130
Sybase, Inc.(b)	172,220	4,265,889

		19,016,608

Specialty Retail – 2.0%
Genesco, Inc.(b)	166,373	2,815,031
Jo-Ann Stores, Inc.(b)	200,926	3,112,344
RadioShack Corp.	316,154	3,774,879
Sally Beauty Holdings, Inc.(b)	1,180,331	6,716,083

		16,418,337

Textiles, Apparel & Luxury Goods – 2.1%
Carter’s, Inc.(b)	388,247	7,477,637
FGX International Holdings Ltd.(b)	275,446	3,784,628
Fossil, Inc.(b)	202,625	3,383,838
Hanesbrands, Inc.(b)	176,048	2,244,612

		16,890,715

Thrifts & Mortgage Finance – 1.2%
Beneficial Mutual Bancorp, Inc.(b)	480,075	5,400,844
Westfield Financial, Inc.	407,901	4,209,538

		9,610,382

Water Utilities – 1.1%
American States Water Co.	122,345	4,034,938

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value(†)
COMMON STOCKS – continued
Water Utilities – continued
Middlesex Water Co.	272,189	$4,689,817

		8,724,755

TOTAL COMMON STOCKS (Identified Cost $940,519,338)		782,629,765

EXCHANGE TRADED FUND – 0.4% iShares Russell 2000 Value Index Fund (Identified Cost $4,061,153)	66,444	3,267,052

	Principal Amount
SHORT-TERM INVESTMENT – 1.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2008 at 0.000% to be repurchased at $10,281,729 on 1/2/2009 collateralized by $10,160,000 Federal National Mortgage Association, 4.600% due 11/10/2011 with a value of $10,490,200 including accrued interest(c) (Identified Cost $10,281,729)	$10,281,729	10,281,729
TOTAL INVESTMENTS – 99.7% (Identified Cost $954,862,220)(a)		796,178,546
Other assets less liabilities—0.3%		2,746,705

NET ASSETS – 100.0%		$798,925,251

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $954,691,652 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,837,886
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(205,350,992)

Net unrealized depreciation	$(158,513,106)

At September 30, 2008 post-October capital loss deferrals were $47,743,728. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$796,178,546
Level 2 - Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$796,178,546

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Insurance	9.3%
Commercial Banks	9.1
Commercial Services & Supplies	8.5
REITs	4.3
IT Services	4.0
Media	2.9
Food Products	2.8
Electric Utilities	2.8
Health Care Equipment & Supplies	2.8
Pharmaceuticals	2.7
Health Care Providers & Services	2.7
Gas Utilities	2.4
Software	2.4
Communications Equipment	2.3
Machinery	2.3
Textiles, Apparel & Luxury Goods	2.1
Specialty Retail	2.0
Electronic Equipment & Instruments	2.0
Other Investments, less than 2% each	31.0
Short-Term Investment	1.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value(†)
BONDS AND NOTES – 141.5% of Net Assets
NON-CONVERTIBLE BONDS – 141.5%
ABS Car Loan – 2.7%
Americredit Prime Automobile Receivables, Series 2007-2M, Class A2B, 2.258%, 11/08/2010(b)(c)	$583,174	$572,624
ARG Funding Corp., Series 2005-2A, Class A5, 1.613%, 5/20/2011, 144A(b)(c)	1,700,000	1,431,734
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B, 1.895%, 9/15/2010(b)(c)	2,468,501	2,425,300
Capital One Auto Finance Trust, Series 2006-C, Class A4, 1.225%, 5/15/2013(b)(c)	845,000	585,748
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014(c)	800,000	576,288
Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015(c)	1,305,000	1,084,405
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4, 3.820%, 7/15/2010(c)	82,558	81,990
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012(c)	1,330,000	1,244,967

		8,003,056

ABS Credit Card – 9.5%
American Express Issuance Trust, Series 2005-2, Class A, 1.265%, 8/15/2013(b)(c)	4,225,000	3,406,917
BA Credit Card Trust, Series 2006-C4, Class C4, 1.425%, 11/15/2011(b)(c)	2,000,000	1,774,400
BA Credit Card Trust, Series 2008-A5, Class A5, 2.395%, 12/16/2013(b)(c)	3,645,000	3,240,160
Bank One Issuance Trust, Series 2004-C2, Class C2, 1.995%, 2/15/2017(b)(c)	2,310,000	1,178,100
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 1.415%, 3/15/2017(b)(c)	1,895,000	1,309,041
Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 1.235%, 7/15/2020(b)(c)	2,140,000	1,118,782
Chase Issuance Trust, Series 2005-A9, Class A9, 1.215%, 11/15/2011(b)(c)	500,000	481,979
Chase Issuance Trust, Series 2007-B1, Class B1, 1.445%, 4/15/2019(b)(c)	2,300,000	709,870
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.931%, 3/24/2017(b)(c)	1,150,000	356,568
Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 2.096%, 1/09/2012(b)(c)	300,000	239,080
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019(c)	4,215,000	3,441,515
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014(c)	1,895,000	1,237,169
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020(c)	3,305,000	2,502,727
Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013(c)	3,650,000	3,430,330
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014(c)	1,000,000	529,697
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1.455%, 8/16/2021(b)(c)	1,490,000	807,011
World Financial Network Credit Card Master Trust, Series 2004-A, Class C, 2.195%, 3/15/2013(b)(c)	2,000,000	1,664,997

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value(†)
BONDS AND NOTES – continued
ABS Credit Card – continued
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 6.195%, 6/15/2014(b)(c)	$706,000	$603,879

		28,032,222

ABS Home Equity – 4.5%
Bear Stearns Asset Backed Securities Trust, Series 2006-HE3, Class A3, 0.751%, 4/25/2036(b)(c)	2,228,800	1,047,536
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2, 0.571%, 1/25/2037(b)(c)	2,000,000	1,611,617
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035(c)	995,000	594,015
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.631%, 11/25/2036(b)(c)	2,835,000	2,097,900
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021(c)	549,905	311,796
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.581%, 6/25/2021(b)(c)	2,857,707	1,818,930
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021(c)	895,000	182,938
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)	2,355,000	732,876
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.711%, 12/25/2035(b)(c)	1,976,441	1,647,858
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5, 4.070%, 7/25/2032(c)	196,486	180,313
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.621%, 7/25/2036(b)(c)	2,685,000	1,886,552
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C, 0.611%, 12/25/2036(b)(c)	1,750,000	1,052,807

		13,165,138

Asset-Backed Securities – 1.0%
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014(c)	3,020,000	2,884,354
CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010(c)	200,753	200,337

		3,084,691

Collateralized Mortgage Obligation – 1.4%
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(c)	1,272,493	595,654
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.014%, 7/25/2021(b)(c)	1,327,785	1,019,075
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)	667,487	425,523
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)	2,856,303	1,982,455
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)	146,759	112,637

		4,135,344

Commercial Mortgage-Backed Securities – 26.2%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047(c)	120,000	107,530

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value(†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.180%, 9/10/2047(b)(c)	$189,000	$154,901
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.739%, 5/10/2045(b)(c)	350,000	285,857
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046(c)	460,000	386,681
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	5,375,000	4,213,407
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037(c)	430,000	409,259
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035(c)	175,000	170,842
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040(c)	1,601,000	1,441,591
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042(c)	171,000	161,497
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A2, 5.688%, 9/11/2038(c)	1,000,000	857,133
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044(c)	225,000	173,419
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.712%, 6/11/2040(b)(c)	150,000	116,795
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046(c)	1,057,000	917,664
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048(c)	5,000,000	3,982,333
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)(c)	250,000	203,755
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)(c)	2,342,000	1,486,073
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.218%, 2/15/2041(b)(c)	1,508,000	1,165,783
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020(c)	303,846	235,861
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039(c)	2,005,000	1,580,460
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	5,000,000	3,805,659
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038(c)	125,000	102,714
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039(c)	1,130,000	1,042,909
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039(c)	7,495,000	6,045,585
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038(c)	500,000	437,433
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039(c)	4,449,000	3,699,960
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033(c)	176,506	172,519

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value(†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.179%, 12/15/2044(b)(c)	$7,000,000	$5,610,008
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.861%, 4/15/2045(b)(c)	1,065,000	910,781
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049(c)	4,085,000	2,887,961
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030(c)	275,000	240,627
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039(c)	2,440,000	1,987,440
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038(c)	2,460,000	2,015,447
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040(c)	11,060,000	8,722,216
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.612%, 5/12/2039(b)(c)	1,000,000	861,483
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(c)	4,895,000	4,245,003
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.423%, 2/12/2039(b)(c)	1,000,000	805,363
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(c)	250,000	200,304
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046(b)(c)	1,000,000	786,844
Morgan Stanley Capital I, Class A, 5.328%, 11/12/2041(c)	5,000,000	3,899,928
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042(c)	5,280,000	4,313,632
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.208%, 11/14/2042(b)(c)	5,965,000	4,841,208
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047(c)	1,267,000	1,031,912
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.742%, 8/12/2041(b)(c)	555,000	476,916
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041(c)	77,368	73,147

		77,267,840

Hybrid ARMs – 11.1%
Countrywide Home Loans, Series 2004-HYB4, Class 6A2, 5.457%, 4/20/2035(b)(c)	657,685	169,222
Federal Home Loan Mortgage Corp., 5.946%, 11/01/2036(b)(c)	6,567,209	6,815,945
Federal National Mortgage Association, 6.042%, 2/01/2037(b)(c)	7,585,997	7,766,023
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.299%, 6/25/2036(b)(c)	5,773,334	3,106,333
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.207%, 9/25/2036(b)(c)	6,760,821	3,177,616
JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.879%, 1/25/2037(b)(c)	666,121	604,914
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.591%, 7/25/2035(b)(c)	1,034,945	620,967

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value(†)
BONDS AND NOTES – continued
Hybrid ARMs – continued
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1, 5.682%, 6/25/2037(b)(c)	$7,257,123	$3,555,974
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2, 6.415%, 11/25/2036(b)(c)	11,142,067	6,337,490
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.997%, 10/25/2035(b)(c)	854,194	546,152

		32,700,636

Mortgage Related – 85.1%
Federal Home Loan Mortgage Corp., 4.890%, 1/01/2035(b)(c)	361,351	360,464
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035(c)	600,517	614,524
Federal Home Loan Mortgage Corp., 5.000%, 9/01/2035(c)	787,992	806,371
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2035(c)	154,667	158,274
Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036(c)	310,957	318,210
Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036(c)	650,981	666,165
Federal Home Loan Mortgage Corp., 5.500%, 5/01/2035(c)	440,385	451,345
Federal Home Loan Mortgage Corp., 5.982%, 2/01/2037(b)(c)	8,884,648	9,113,463
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2037(c)	4,403,736	4,541,293
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2037(c)	10,794,360	11,131,537
Federal Home Loan Mortgage Corp., 6.000%, 8/01/2037(c)	4,565,310	4,707,914
Federal Home Loan Mortgage Corp., 6.000%, 10/01/2037(c)	4,247,002	4,379,663
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2037(c)	6,691,177	6,900,185
Federal Home Loan Mortgage Corp., 6.000%, 12/01/2037(c)	1,873,652	1,932,178
Federal Home Loan Mortgage Corp., 6.500%, 1/01/2038(c)	187,394	194,850
Federal Home Loan Mortgage Corp. (TBA), 5.000%, 12/02/2034(d)	36,400,000	37,162,143
Federal Home Loan Mortgage Corp. (TBA), 5.500%, 8/02/2035(d)	24,910,000	25,493,841
Federal Home Loan Mortgage Corp., Series 2613, Class HI, 5.500%, 2/15/2033(c)	1,025,293	27,915
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	2,797,000	2,863,054
Federal National Mortgage Association, 4.500%, 10/01/2035(c)	829,610	842,337
Federal National Mortgage Association, 5.500%, 5/01/2035(c)	150,723	154,686

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value(†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 5.500%, 12/01/2035(c)	$225,619	$231,551
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	153,154	157,180
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	357,185	366,576
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	76,064	78,064
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	2,337,812	2,399,279
Federal National Mortgage Association, 5.500%, 5/01/2036(c)	380,644	390,652
Federal National Mortgage Association, 5.500%, 5/01/2036(c)	622,057	638,413
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	788,141	808,863
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	1,379,780	1,416,059
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	569,126	584,090
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	3,766,798	3,865,837
Federal National Mortgage Association, 5.500%, 8/01/2036(c)	610,562	626,615
Federal National Mortgage Association, 5.500%, 9/01/2036(c)	1,359,798	1,395,551
Federal National Mortgage Association, 5.500%, 12/01/2036(c)	5,130,748	5,265,649
Federal National Mortgage Association, 5.729%, 9/01/2036(b)(c)	3,977,898	4,043,538
Federal National Mortgage Association, 6.000%, 10/01/2034(c)	71,199	73,471
Federal National Mortgage Association, 6.000%, 4/01/2036(c)	305,716	315,092
Federal National Mortgage Association, 6.000%, 6/01/2036(c)	5,000,328	5,153,676
Federal National Mortgage Association, 6.000%, 6/01/2036(c)	1,687,098	1,738,838
Federal National Mortgage Association, 6.000%, 9/01/2036(c)	1,235,183	1,273,063
Federal National Mortgage Association, 6.000%, 11/01/2036(c)	3,946,081	4,067,098
Federal National Mortgage Association, 6.000%, 1/01/2037(c)	923,515	951,838
Federal National Mortgage Association, 6.000%, 10/01/2037(c)	2,269,826	2,339,308
Federal National Mortgage Association, 6.000%, 7/01/2038(c)	7,451,617	7,679,721

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value(†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 6.000%, 10/01/2038(c)	$8,853,142	$9,123,263
Federal National Mortgage Association, 7.000%, 12/01/2037(c)	183,900	192,763
Federal National Mortgage Association (TBA), 5.500%, 6/02/2035(d)	16,445,000	16,856,125
Federal National Mortgage Association (TBA), 6.500%, 4/02/2035(d)	12,000,000	12,461,256
Federal National Mortgage Association, Series 2003-26, Class 0I, 5.500%, 11/25/2032(c)	22,374,045	1,924,756
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	10,000,000	9,979,223
Government National Mortgage Association, 5.500%, 8/15/2033(c)	76,460	79,022
Government National Mortgage Association, 5.500%, 12/15/2035(c)	328,049	338,735
Government National Mortgage Association, 5.500%, 9/15/2036(c)	2,247,480	2,320,337
Government National Mortgage Association, 6.000%, 6/15/2036(c)	212,390	219,587
Government National Mortgage Association, 6.500%, 9/15/2036(c)	879,539	916,238
Government National Mortgage Association (TBA), 5.500%, 4/02/2036(d)	37,000,000	38,098,456

		251,190,195

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $461,422,076)		417,579,122

TOTAL BONDS AND NOTES (Identified Cost $461,422,076)		417,579,122

SHORT-TERM INVESTMENTS – 0.7%
Federal Home Loan Mortgage Corp., Discount Notes, 1.652%, 5/11/2009(c)(e)	1,000,000	999,104
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 12/31/2008 at 0.000% to be repurchased at $1,248,875 on 1/02/2009 collateralized by $1,235,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $1,275,138 including accrued interest(f)	1,248,875	1,248,875

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,240,888)		2,247,979

TOTAL INVESTMENTS – 142.2% (Identified Cost $463,662,964)(a)		419,827,101
Other assets less liabilities—(42.2)%		(124,679,135)

NET ASSETS – 100.0%		$295,147,966

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

TheFund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2008, the net unrealized depreciation on investments based on a cost of $463,660,944 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,429,526
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(51,263,369)

Net unrealized depreciation	$(43,833,843)

At September 30, 2008 post-October capital loss deferrals were $3,534,625. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2008 is disclosed.

(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations and future contracts.

(d)	Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(e)	Rate represents discount rate at time of purchase.

(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the total value of these securities amounted to $1,431,734 or 0.5% of net assets.

ABS	Asset-Backed Securities.

ARM	Adjustable Rate Mortgage.

TBA	To Be Announced.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment, (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,248,875
Level 2 - Other Significant Observable Inputs	403,795,664
Level 3 – Significant Unobservable Inputs	14,782,562

Total	$419,827,101

Futures Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$(1,456,278)
Level 2 - Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(1,456,278)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2008:

Assets	Investments in Securities
Balance as of December 31, 2007	$7,255,476
Realized gain (loss)	50,037
Change in unrealized appreciation (depreciation)	(3,358,731)
Net purchases (sales)	4,330,837
Net reclassifications to/from Level 3	6,504,943

Balance as of December 31, 2008	$14,782,562

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Futures Contracts

The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid, respectively, by and to the holders of these positions. The amount received or paid is known as “variation margin.” Realized gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. At December 31, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Depreciation
5 Year U.S. Treasury Note	3/31/2009	202	$24,049,047	$(808,370)
10 Year U.S. Treasury Note	3/20/2009	78	9,808,500	(647,908)

Total				$(1,456,278)

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

NET ASSET SUMMARY AT DECEMBER 31, 2008 (Unaudited)

Mortgage Related	85.1%
Commercial Mortgage-Backed Securities	26.2
Hybrid ARMs	11.1
ABS Credit Card	9.5
ABS Home Equity	4.5
ABS Car Loan	2.7
Other Investments, less than 2% each	2.4
Short-Term Investments	0.7

Total Investments	142.2
Other assets less liabilities (including open futures contracts)	(42.2)

Net Assets	100.0%

10

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 26, 2009

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 26, 2009